Quarterly Holdings Report
for

Fidelity® Series Total Market Index Fund

November 30, 2020

STX-QTLY-0121
1.9892984.101

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 1.4%
Alaska Communication Systems Group, Inc.	40,036	$122,510
AT&T, Inc.	5,894,827	169,476,276
ATN International, Inc.	8,444	413,249
Bandwidth, Inc. (a)(b)	17,229	2,615,018
CenturyLink, Inc.	817,227	8,540,022
Cincinnati Bell, Inc. (a)	43,361	659,521
Cogent Communications Group, Inc. (b)	35,564	2,067,691
Consolidated Communications Holdings, Inc. (a)	56,411	315,902
GCI Liberty, Inc. (a)	84,096	7,662,828
Globalstar, Inc. (a)	446,071	143,769
IDT Corp. Class B (a)	13,196	157,296
Iridium Communications, Inc. (a)(b)	98,416	3,158,169
Liberty Global PLC:
Class A (a)	123,262	2,775,860
Class C (a)	303,707	6,572,219
Liberty Latin America Ltd.:
Class A (a)(b)	32,617	370,203
Class C (a)	139,586	1,578,718
Ooma, Inc. (a)	15,265	238,287
ORBCOMM, Inc. (a)	69,183	395,727
PDVWireless, Inc. (a)	9,094	272,183
Verizon Communications, Inc.	3,423,879	206,836,530
Vonage Holdings Corp. (a)	190,922	2,455,257
		416,827,235
Entertainment - 1.9%
Activision Blizzard, Inc.	638,645	50,759,505
AMC Entertainment Holdings, Inc. Class A (b)	43,149	184,246
Ballantyne of Omaha, Inc. (a)	5,296	9,745
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	3,533	60,768
Cinedigm Corp. (a)	31,280	16,829
Cinemark Holdings, Inc. (b)	89,505	1,382,852
Electronic Arts, Inc.	238,830	30,510,533
Gaia, Inc. Class A (a)(b)	11,439	114,047
Glu Mobile, Inc. (a)	123,850	1,252,124
Liberty Media Corp.:
Liberty Braves Class A (a)	4,208	105,915
Liberty Braves Class C (a)	32,247	806,175
Liberty Formula One Group Series C (a)	156,023	6,518,641
Liberty Media Class A (a)	36,301	1,373,267
Liberty SiriusXM Series A (a)	67,899	2,779,785
Liberty SiriusXM Series C (a)	145,807	5,979,545
Lions Gate Entertainment Corp.:
Class A (a)(b)	93,407	909,784
Class B (a)	55,015	494,035
Live Nation Entertainment, Inc. (a)	118,060	7,750,639
LiveXLive Media, Inc. (a)	42,079	105,198
Madison Square Garden Entertainment Corp. (a)	14,812	1,125,860
Marcus Corp. (b)	21,223	249,158
Netflix, Inc. (a)	365,117	179,162,912
Reading International, Inc. Class A (a)(b)	11,224	39,284
Roku, Inc. Class A (a)	87,661	25,734,640
Sciplay Corp. (A Shares) (a)	18,952	282,195
Take-Two Interactive Software, Inc. (a)	94,732	17,100,073
The Madison Square Garden Co. (a)	14,369	2,434,109
The Walt Disney Co.	1,495,695	221,377,817
Warner Music Group Corp. Class A	75,650	2,249,075
World Wrestling Entertainment, Inc. Class A (b)	39,197	1,687,039
Zynga, Inc. (a)	831,493	6,859,817
		569,415,612
Interactive Media & Services - 5.1%
Alphabet, Inc.:
Class A (a)	248,333	435,675,415
Class C (a)	243,413	428,587,006
ANGI Homeservices, Inc. Class A (a)(b)	59,955	741,044
Autoweb, Inc. (a)(b)	2,781	8,955
CarGurus, Inc. Class A (a)	72,822	1,824,191
Cars.com, Inc. (a)	57,760	645,179
DHI Group, Inc. (a)	41,671	80,008
Eventbrite, Inc. (a)(b)	57,125	957,986
EverQuote, Inc. Class A (a)(b)	7,834	295,028
Facebook, Inc. Class A (a)	1,990,241	551,237,050
InterActiveCorp (a)	65,932	9,361,685
Izea Worldwide, Inc. (a)(b)	26,164	23,898
Liberty TripAdvisor Holdings, Inc. (a)	65,242	179,416
Match Group, Inc. (a)	215,354	29,979,430
Pinterest, Inc. Class A (a)	383,163	26,829,073
QuinStreet, Inc. (a)	42,929	766,068
Snap, Inc. Class A (a)	741,877	32,954,176
Super League Gaming, Inc. (a)(b)	10,121	19,432
Travelzoo, Inc. (a)	3,176	30,013
TripAdvisor, Inc.	80,286	2,095,465
TrueCar, Inc. (a)	79,991	326,363
Twitter, Inc. (a)	654,983	30,463,259
Yelp, Inc. (a)	57,669	1,841,948
Zedge, Inc. (a)	4,399	17,376
Zillow Group, Inc.:
Class A (a)	38,010	4,194,404
Class C (a)(b)	110,195	11,880,123
Zoominfo Technologies, Inc. (b)	50,558	2,591,098
		1,573,605,089
Media - 1.4%
A.H. Belo Corp. Class A	6,538	9,872
Altice U.S.A., Inc. Class A (a)	273,476	9,276,306
AMC Networks, Inc. Class A (a)(b)	24,588	810,666
Boston Omaha Corp. (a)(b)	12,359	286,482
Cable One, Inc.	4,489	8,891,228
Cardlytics, Inc. (a)(b)	22,766	2,701,869
Cbdmd, Inc. (a)(b)	32,675	98,352
Charter Communications, Inc. Class A (a)	123,773	80,698,758
Clear Channel Outdoor Holdings, Inc. (a)	372,684	562,753
Comcast Corp. Class A	3,773,058	189,558,434
comScore, Inc. (a)	51,480	131,274
Cumulus Media, Inc. (a)	14,350	125,850
Daily Journal Corp. (a)(b)	760	205,200
Digital Media Solutions, Inc. Class A (a)(b)	10,305	71,105
Discovery Communications, Inc.:
Class A (a)(b)	128,012	3,444,803
Class C (non-vtg.) (a)	260,587	6,259,300
DISH Network Corp. Class A (a)	204,293	7,327,990
E.W. Scripps Co. Class A	46,065	587,789
Emerald Expositions Events, Inc.	17,347	73,898
Entercom Communications Corp. Class A	98,672	239,773
Entravision Communication Corp. Class A	39,708	115,153
Fluent, Inc. (a)	28,173	96,915
Fox Corp.:
Class A	303,286	8,746,768
Class B	110,081	3,124,099
Gannett Co., Inc. (b)	104,911	297,947
Gray Television, Inc. (a)	78,264	1,382,142
Hemisphere Media Group, Inc. (a)	17,324	186,406
iHeartMedia, Inc. (a)(b)	50,852	607,936
Insignia Systems, Inc. (a)	1,485	1,559
Interpublic Group of Companies, Inc.	322,419	7,183,495
John Wiley & Sons, Inc. Class A	38,624	1,334,073
Lee Enterprises, Inc. (a)(b)	35,332	37,452
Liberty Broadband Corp.:
Class A (a)	13,853	2,171,735
Class C (a)	132,194	20,800,726
Loral Space & Communications Ltd.	9,820	225,664
Marchex, Inc. Class B (a)	14,738	31,834
MDC Partners, Inc. Class A (a)	37,707	86,726
Mediaco Holding, Inc. (a)	75	186
Meredith Corp. (b)	33,270	677,045
MSG Network, Inc. Class A (a)(b)	33,314	404,432
National CineMedia, Inc.	44,968	151,542
News Corp.:
Class A	303,937	5,364,488
Class B	119,874	2,134,956
Nexstar Broadcasting Group, Inc. Class A	37,498	3,946,665
Omnicom Group, Inc.	177,535	11,184,705
Saga Communications, Inc. Class A	3,210	73,028
Salem Communications Corp. Class A (b)	3,196	3,420
Scholastic Corp.	24,012	569,565
Sinclair Broadcast Group, Inc. Class A (b)	41,182	1,122,621
Sirius XM Holdings, Inc. (b)	1,008,700	6,546,463
Srax, Inc. (a)(b)	7,628	21,587
TechTarget, Inc. (a)	19,063	1,000,808
Tegna, Inc.	181,616	2,617,087
The New York Times Co. Class A (b)	119,815	5,141,262
Townsquare Media, Inc.	6,126	41,044
Tribune Publishing Co.	20,876	252,182
Urban One, Inc.:
Class A (a)(b)	2,298	12,202
Class D (non-vtg.) (a)	9,533	13,918
ViacomCBS, Inc.:
Class A	47,662	1,738,710
Class B	426,628	15,051,436
WideOpenWest, Inc. (a)	41,771	342,104
		416,203,788
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	38,821	549,317
Gogo, Inc. (a)	42,697	450,026
NII Holdings, Inc. (a)(c)	62,298	135,187
Shenandoah Telecommunications Co.	42,204	1,875,546
Spok Holdings, Inc.	12,720	125,038
T-Mobile U.S., Inc.	481,925	64,067,110
Telephone & Data Systems, Inc.	83,596	1,586,652
U.S. Cellular Corp. (a)	12,140	380,589
		69,169,465

TOTAL COMMUNICATION SERVICES		3,045,221,189

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.3%
Adient PLC (a)	77,708	2,431,483
American Axle & Manufacturing Holdings, Inc. (a)	95,916	763,491
Aptiv PLC	223,301	26,505,829
Autoliv, Inc. (b)	64,727	5,763,939
BorgWarner, Inc.	200,775	7,800,109
Cooper Tire & Rubber Co.	42,032	1,669,931
Cooper-Standard Holding, Inc. (a)	13,879	470,776
Dana, Inc.	120,434	2,028,109
Dorman Products, Inc. (a)	24,028	2,219,466
Fox Factory Holding Corp. (a)	34,345	2,997,288
Gentex Corp.	201,153	6,557,588
Gentherm, Inc. (a)	27,244	1,549,094
Horizon Global Corp. (a)(b)	12,602	91,491
LCI Industries	20,925	2,631,947
Lear Corp.	44,825	6,407,734
Modine Manufacturing Co. (a)	43,657	476,734
Motorcar Parts of America, Inc. (a)(b)	17,455	351,195
Patrick Industries, Inc.	18,289	1,152,939
Standard Motor Products, Inc.	17,321	801,789
Stoneridge, Inc. (a)	24,146	648,562
Strattec Security Corp.	2,474	109,598
Superior Industries International, Inc. (a)	17,712	88,383
Sypris Solutions, Inc. (a)	4,966	7,250
Tenneco, Inc. (a)	43,591	464,244
The Goodyear Tire & Rubber Co.	197,852	2,061,618
Veoneer, Inc. (a)(b)	78,712	1,568,730
Visteon Corp. (a)	23,118	2,793,810
Workhorse Group, Inc. (a)(b)	77,221	1,959,097
XPEL, Inc. (a)(b)	13,924	527,441
		82,899,665
Automobiles - 1.4%
Arcimoto, Inc. (a)(b)	20,087	271,175
DropCar, Inc. (a)(b)	9,264	68,461
Ford Motor Co.	3,232,084	29,347,323
General Motors Co.	1,042,224	45,691,100
Harley-Davidson, Inc. (b)	126,811	5,109,215
Tesla, Inc. (a)	617,094	350,262,554
Thor Industries, Inc. (b)	45,847	4,424,694
Winnebago Industries, Inc. (b)	28,224	1,493,896
		436,668,418
Distributors - 0.1%
Core-Mark Holding Co., Inc.	38,308	1,194,827
Educational Development Corp.	4,826	75,913
Funko, Inc. (a)(b)	19,558	171,719
Genuine Parts Co.	119,228	11,728,458
LKQ Corp. (a)	231,364	8,148,640
Pool Corp.	33,103	11,457,279
Weyco Group, Inc.	4,997	89,546
		32,866,382
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	44,057	1,261,352
American Public Education, Inc. (a)	13,461	417,829
Aspen Group, Inc. (a)	16,411	199,394
Bright Horizons Family Solutions, Inc. (a)	50,006	8,506,521
Career Education Corp. (a)	58,580	664,297
Carriage Services, Inc.	12,912	351,336
Chegg, Inc. (a)(b)	102,938	8,021,958
Collectors Universe, Inc.	7,669	591,663
Franchise Group, Inc.	22,771	610,035
Frontdoor, Inc. (a)	70,822	3,352,713
Graham Holdings Co.	3,514	1,570,828
Grand Canyon Education, Inc. (a)	39,328	3,282,708
H&R Block, Inc.	158,974	2,988,711
Houghton Mifflin Harcourt Co. (a)	103,254	310,795
K12, Inc. (a)	34,720	810,018
Laureate Education, Inc. Class A (a)	89,254	1,267,407
Lincoln Educational Services Corp. (a)(b)	20,013	125,482
OneSpaWorld Holdings Ltd. (b)	40,689	359,691
Regis Corp. (a)(b)	16,384	139,100
Select Interior Concepts, Inc. (a)	16,045	121,942
Service Corp. International	145,802	7,091,809
ServiceMaster Global Holdings, Inc. (a)	109,614	5,374,374
StoneMor, Inc. (a)(b)	37,102	54,169
Strategic Education, Inc.	20,445	1,919,581
Universal Technical Institute, Inc. (a)	26,569	174,293
Vivint Smart Home, Inc. Class A (a)(b)	35,126	773,826
Weight Watchers International, Inc. (a)	39,435	1,163,727
Xpresspa Group, Inc. (a)(b)	41,787	68,531
Zovio, Inc. (a)	25,669	95,489
		51,669,579
Hotels, Restaurants & Leisure - 1.8%
Accel Entertainment, Inc. (a)	35,716	372,875
ARAMARK Holdings Corp.	210,643	7,372,505
BBQ Holdings, Inc. (a)(b)	2,247	10,044
BFC Financial Corp. Class A	9,268	117,796
Biglari Holdings, Inc. (a)	73	40,734
Biglari Holdings, Inc. (a)(b)	730	81,760
BJ's Restaurants, Inc.	18,195	600,981
Bloomin' Brands, Inc.	66,144	1,157,520
Bluegreen Vacations Corp.	6,504	41,365
Boyd Gaming Corp.	66,508	2,559,893
Brinker International, Inc.	37,572	1,882,733
Caesars Entertainment, Inc. (a)	164,961	11,237,143
Carnival Corp.	431,415	8,619,672
Carrols Restaurant Group, Inc. (a)	32,451	220,667
Century Casinos, Inc. (a)	19,736	116,640
Chipotle Mexican Grill, Inc. (a)	23,130	29,824,516
Choice Hotels International, Inc. (b)	23,845	2,376,154
Churchill Downs, Inc.	29,377	5,285,510
Chuy's Holdings, Inc. (a)(b)	17,413	412,688
Cracker Barrel Old Country Store, Inc.	19,853	2,771,082
Darden Restaurants, Inc.	107,442	11,601,587
Dave & Buster's Entertainment, Inc.	39,637	1,003,609
Del Taco Restaurants, Inc. (a)	26,220	232,047
Denny's Corp. (a)	51,967	598,140
Dine Brands Global, Inc. (b)	13,715	863,634
Domino's Pizza, Inc.	32,533	12,771,480
Dover Motorsports, Inc.	2,946	5,517
DraftKings, Inc. Class A (a)(b)	250,424	13,112,201
Drive Shack, Inc. (a)	50,982	86,669
Dunkin' Brands Group, Inc.	67,730	7,202,408
El Pollo Loco Holdings, Inc. (a)(b)	17,290	270,934
Esports Entertainment Group, Inc. (a)(b)	9,179	39,745
Everi Holdings, Inc. (a)(b)	71,463	760,366
Extended Stay America, Inc. unit	132,920	1,822,333
Fiesta Restaurant Group, Inc. (a)	14,939	175,533
Full House Resorts, Inc. (a)(b)	22,240	77,618
Golden Entertainment, Inc. (a)	15,384	256,144
Good Times Restaurants, Inc. (a)	2,340	3,814
Hilton Grand Vacations, Inc. (a)	72,271	2,004,798
Hilton Worldwide Holdings, Inc.	229,375	23,770,131
Hyatt Hotels Corp. Class A (b)	29,659	2,134,558
Inspired Entertainment, Inc. (a)(b)	13,668	90,892
J. Alexanders Holdings, Inc. (a)	8,393	57,828
Jack in the Box, Inc.	18,890	1,737,691
Kura Sushi U.S.A., Inc. Class A (a)(b)	2,092	34,455
Las Vegas Sands Corp.	271,945	15,150,056
Lindblad Expeditions Holdings (a)	24,811	317,829
Luby's, Inc. (a)	15,490	47,245
Marriott International, Inc. Class A	219,980	27,908,863
Marriott Vacations Worldwide Corp.	34,062	4,337,114
McDonald's Corp.	615,700	133,877,808
MGM Mirage, Inc. (b)	337,902	9,545,732
Monarch Casino & Resort, Inc. (a)	10,444	576,718
Nathan's Famous, Inc.	2,169	123,199
Noodles & Co. (a)	24,048	191,182
Norwegian Cruise Line Holdings Ltd. (a)(b)	261,046	5,970,122
Papa John's International, Inc.	27,113	2,178,801
Penn National Gaming, Inc. (a)	119,158	8,341,060
Planet Fitness, Inc. (a)	66,668	4,863,431
Playa Hotels & Resorts NV (a)	41,524	211,357
PlayAGS, Inc. (a)	28,380	139,630
Potbelly Corp. (a)	15,440	72,877
Rave Restaurant Group, Inc. (a)	2,676	2,288
RCI Hospitality Holdings, Inc. (b)	6,403	188,953
Red Lion Hotels Corp. (a)	13,212	31,180
Red Robin Gourmet Burgers, Inc. (a)(b)	11,803	237,358
Red Rock Resorts, Inc. (b)	53,901	1,172,077
Royal Caribbean Cruises Ltd. (b)	147,401	11,616,673
Ruth's Hospitality Group, Inc. (b)	24,785	385,902
Scientific Games Corp. Class A (a)	46,705	1,741,162
SeaWorld Entertainment, Inc. (a)	41,270	1,151,433
Shake Shack, Inc. Class A (a)(b)	29,728	2,427,588
Six Flags Entertainment Corp.	62,927	1,933,747
Starbucks Corp.	967,295	94,814,256
Target Hospitality Corp. (a)(b)	24,043	37,988
Texas Roadhouse, Inc. Class A	54,314	4,117,001
The Cheesecake Factory, Inc. (b)	34,953	1,310,038
The ONE Group Hospitality, Inc. (a)(b)	18,683	62,214
Twin River Worldwide Holdings, Inc. (b)	15,079	669,960
Vail Resorts, Inc.	33,188	9,154,578
Wendy's Co.	149,156	3,279,940
Wingstop, Inc.	24,694	3,143,793
Wyndham Destinations, Inc.	70,993	2,985,966
Wyndham Hotels & Resorts, Inc.	77,403	4,450,673
Wynn Resorts Ltd.	80,790	8,119,395
Yum! Brands, Inc.	249,104	26,355,203
		549,058,800
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	7,633	119,838
Beazer Homes U.S.A., Inc. (a)	25,336	375,226
Casper Sleep, Inc. (b)	18,336	115,333
Cavco Industries, Inc. (a)	7,219	1,299,492
Century Communities, Inc. (a)	24,463	1,088,604
Comstock Holding Companies, Inc. (a)	441	1,345
D.R. Horton, Inc.	273,757	20,394,897
Dixie Group, Inc. (a)	3,273	7,953
Emerson Radio Corp. (a)	6,994	7,204
Ethan Allen Interiors, Inc.	18,468	337,410
Flexsteel Industries, Inc.	6,418	187,791
Garmin Ltd.	123,570	14,428,033
GoPro, Inc. Class A (a)(b)	108,993	761,861
Green Brick Partners, Inc. (a)	41,265	898,339
Hamilton Beach Brands Holding Co. Class A	4,967	93,280
Helen of Troy Ltd. (a)(b)	21,048	4,251,486
Hooker Furniture Corp.	9,593	290,380
Hovnanian Enterprises, Inc. Class A (a)	3,549	141,712
Installed Building Products, Inc. (a)	19,096	1,887,067
iRobot Corp. (a)(b)	23,240	1,822,713
KB Home	72,986	2,569,107
Koss Corp. (a)	786	1,698
La-Z-Boy, Inc.	38,858	1,439,300
Legacy Housing Corp. (a)	5,546	82,635
Leggett & Platt, Inc.	109,667	4,726,648
Lennar Corp.:
Class A	213,664	16,208,551
Class B	29,587	1,795,931
LGI Homes, Inc. (a)	18,503	1,999,249
Lifetime Brands, Inc.	7,412	99,840
Lovesac (a)(b)	8,512	271,363
M.D.C. Holdings, Inc.	42,247	2,039,263
M/I Homes, Inc. (a)	24,021	1,091,754
Meritage Homes Corp. (a)	31,072	2,801,141
Mohawk Group Holdings, Inc. (a)	4,374	30,880
Mohawk Industries, Inc. (a)	49,699	6,253,625
New Home Co. LLC (a)	11,168	62,764
Newell Brands, Inc.	312,745	6,648,959
Nova LifeStyle, Inc. (a)	1,541	3,205
NVR, Inc. (a)	2,885	11,531,864
PulteGroup, Inc.	221,480	9,663,172
Purple Innovation, Inc. (a)	20,025	597,146
Skyline Champion Corp. (a)	44,190	1,357,959
Sonos, Inc. (a)	73,213	1,628,257
Taylor Morrison Home Corp. (a)	107,741	2,723,692
Tempur Sealy International, Inc. (a)	158,159	3,984,025
Toll Brothers, Inc.	95,218	4,508,572
TopBuild Corp. (a)	27,430	4,779,129
TRI Pointe Homes, Inc. (a)	108,652	1,899,237
Tupperware Brands Corp. (a)	40,046	1,347,548
Turtle Beach Corp. (a)(b)	12,948	241,998
Universal Electronics, Inc. (a)	12,010	632,447
VOXX International Corp. (a)	11,574	148,957
Vuzix Corp. (a)(b)	27,477	119,525
Whirlpool Corp.	51,397	10,002,370
Zagg, Inc. (a)(b)	23,001	88,094
		151,889,869
Internet & Direct Marketing Retail - 4.2%
1-800-FLOWERS.com, Inc. Class A (a)(b)	21,244	497,959
Amazon.com, Inc. (a)	352,438	1,116,537,682
Blue Apron Holdings, Inc. Class A (a)(b)	10,326	79,200
Chewy, Inc. (a)(b)	59,863	4,644,172
Duluth Holdings, Inc. (a)(b)	9,399	138,165
eBay, Inc.	550,168	27,744,972
Etsy, Inc. (a)	98,812	15,879,088
EVINE Live, Inc. (a)(b)	7,117	41,990
Expedia, Inc.	112,280	13,977,737
Groupon, Inc. (a)(b)	19,196	578,951
GrubHub, Inc. (a)	76,379	5,372,499
Lands' End, Inc. (a)	14,194	353,998
Leaf Group Ltd. (a)(b)	14,476	81,645
Liquidity Services, Inc. (a)	23,119	219,862
Overstock.com, Inc. (a)(b)	35,197	2,375,446
PetMed Express, Inc. (b)	17,690	543,083
Quotient Technology, Inc. (a)	64,798	482,745
Qurate Retail, Inc. Series A	320,484	3,355,467
Remark Holdings, Inc. (a)(b)	65,157	102,948
Revolve Group, Inc. (a)(b)	13,635	321,786
RumbleON, Inc. Class B (a)	1,234	41,561
Shutterstock, Inc.	18,952	1,303,140
Stamps.com, Inc. (a)	14,693	2,754,350
Stitch Fix, Inc. (a)(b)	47,878	1,939,059
The Booking Holdings, Inc. (a)	33,894	68,752,284
The RealReal, Inc. (a)	49,850	690,423
The Rubicon Project, Inc. (a)(b)	89,702	1,704,338
U.S. Auto Parts Network, Inc. (a)(b)	29,221	440,360
Waitr Holdings, Inc. (a)	86,426	286,934
Wayfair LLC Class A (a)(b)	56,638	14,406,442
		1,285,648,286
Leisure Products - 0.2%
Acushnet Holdings Corp. (b)	29,577	1,115,053
American Outdoor Brands, Inc. (a)	10,436	144,904
Brunswick Corp.	65,292	4,873,395
Callaway Golf Co. (b)	78,672	1,671,780
Clarus Corp.	20,266	291,830
Escalade, Inc.	9,166	176,629
Genius Brands International, Inc. (a)(b)	152,097	211,415
Hasbro, Inc.	105,379	9,803,408
JAKKS Pacific, Inc. (a)(b)	1,074	5,499
Johnson Outdoors, Inc. Class A	5,960	498,256
Malibu Boats, Inc. Class A (a)	16,723	953,044
Marine Products Corp.	26,603	410,218
Mattel, Inc. (a)	286,805	4,442,609
MCBC Holdings, Inc. (a)	15,111	327,304
Nautilus, Inc. (a)(b)	24,259	511,865
Peloton Interactive, Inc. Class A (a)	170,615	19,851,055
Polaris, Inc.	47,831	4,591,776
Smith & Wesson Brands, Inc.	45,511	717,253
Sturm, Ruger & Co., Inc.	14,758	903,780
Vista Outdoor, Inc. (a)	48,873	1,008,250
YETI Holdings, Inc. (a)	62,013	3,917,361
		56,426,684
Multiline Retail - 0.5%
Big Lots, Inc. (b)	29,319	1,514,913
Dillard's, Inc. Class A (b)	6,619	309,504
Dollar General Corp.	206,093	45,047,808
Dollar Tree, Inc. (a)	196,515	21,467,299
Kohl's Corp.	131,242	4,225,992
Macy's, Inc. (b)	258,244	2,636,671
Nordstrom, Inc. (b)	90,795	2,353,406
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	47,419	4,175,717
Target Corp.	414,230	74,366,712
		156,098,022
Specialty Retail - 2.2%
Aaron's Holdings Co., Inc.	55,849	3,514,578
Abercrombie & Fitch Co. Class A	52,149	1,081,570
Advance Auto Parts, Inc.	56,948	8,411,220
America's Car Mart, Inc. (a)	5,246	548,207
American Eagle Outfitters, Inc. (b)	124,965	2,248,120
Asbury Automotive Group, Inc. (a)	16,164	1,822,814
At Home Group, Inc. (a)	44,018	833,701
AutoNation, Inc. (a)	48,566	2,976,610
AutoZone, Inc. (a)	19,288	21,942,993
Barnes & Noble Education, Inc. (a)(b)	29,549	107,263
Bed Bath & Beyond, Inc. (b)	104,991	2,200,611
Best Buy Co., Inc.	190,355	20,710,624
Big 5 Sporting Goods Corp. (b)	17,545	167,204
Blink Charging Co. (a)(b)	18,234	460,409
Boot Barn Holdings, Inc. (a)	23,390	965,071
Build-A-Bear Workshop, Inc. (a)	9,622	39,354
Burlington Stores, Inc. (a)	54,470	11,903,874
Caleres, Inc.	31,831	374,651
Camping World Holdings, Inc. (b)	26,413	809,558
CarMax, Inc. (a)	134,897	12,610,172
Carvana Co. Class A (a)(b)	45,969	11,501,903
Chico's FAS, Inc.	84,836	128,102
Citi Trends, Inc.	9,537	323,209
Conn's, Inc. (a)	15,749	174,578
Destination XL Group, Inc. (a)	15,154	5,308
DGSE Companies, Inc. (a)(b)	5,085	23,493
Dick's Sporting Goods, Inc.	53,433	3,035,529
DSW, Inc. Class A	50,060	395,474
Express, Inc. (a)	47,551	72,278
Five Below, Inc. (a)	46,416	7,259,462
Floor & Decor Holdings, Inc. Class A (a)	85,949	6,883,655
Foot Locker, Inc.	86,649	3,240,673
Francesca's Holdings Corp. (a)	1,736	5,312
GameStop Corp. Class A (a)(b)	45,451	752,669
Gap, Inc.	169,807	3,559,155
Genesco, Inc. (a)	12,092	379,326
Group 1 Automotive, Inc.	14,365	1,706,706
GrowGeneration Corp. (a)	33,289	1,170,774
Guess?, Inc. (b)	31,229	524,335
Haverty Furniture Companies, Inc.	14,536	395,670
Hibbett Sports, Inc. (a)(b)	13,655	562,040
J.Jill, Inc. (a)(b)	1,447	5,802
Kirkland's, Inc. (a)(b)	10,521	150,345
L Brands, Inc.	192,927	7,487,497
Lazydays Holdings, Inc. (a)	6,404	105,666
Lithia Motors, Inc. Class A (sub. vtg.)	21,193	6,131,135
LMP Automotive Holdings, Inc. (b)	4,315	116,721
Lowe's Companies, Inc.	625,115	97,405,419
Lumber Liquidators Holdings, Inc. (a)	24,292	701,553
MarineMax, Inc. (a)	17,907	588,066
Michaels Companies, Inc. (a)(b)	61,364	606,890
Monro, Inc.	28,101	1,321,028
Murphy U.S.A., Inc.	22,502	2,884,756
National Vision Holdings, Inc. (a)	67,149	2,874,649
O'Reilly Automotive, Inc. (a)	61,216	27,084,407
OneWater Marine, Inc. Class A	4,150	116,034
Party City Holdco, Inc. (a)(b)	77,474	354,831
Penske Automotive Group, Inc. (b)	26,695	1,470,094
Rent-A-Center, Inc.	40,325	1,363,792
RH (a)	12,806	5,803,167
Ross Stores, Inc.	294,711	31,687,327
Sally Beauty Holdings, Inc. (a)(b)	94,239	1,083,749
Shoe Carnival, Inc. (b)	7,323	267,802
Signet Jewelers Ltd. (b)	43,867	1,328,731
Sleep Number Corp. (a)	23,182	1,608,599
Sonic Automotive, Inc. Class A (sub. vtg.)	19,600	791,448
Sportsman's Warehouse Holdings, Inc. (a)	35,710	497,440
The Buckle, Inc. (b)	24,534	658,002
The Cato Corp. Class A (sub. vtg.)	14,937	120,392
The Children's Place Retail Stores, Inc. (b)	11,066	475,617
The Container Store Group, Inc. (a)(b)	17,729	164,880
The Home Depot, Inc.	890,739	247,099,906
The ODP Corp.	44,263	1,269,020
Tiffany & Co., Inc.	89,307	11,742,084
Tilly's, Inc.	15,139	138,219
TJX Companies, Inc.	992,471	63,031,833
Tractor Supply Co.	96,137	13,537,051
TravelCenters of America LLC (a)	12,184	396,467
Ulta Beauty, Inc. (a)	46,548	12,819,319
Urban Outfitters, Inc. (a)	56,982	1,560,167
Vroom, Inc. (b)	27,698	993,250
Williams-Sonoma, Inc. (b)	64,566	7,068,040
Winmark Corp.	2,677	481,860
Zumiez, Inc. (a)	17,754	658,496
		691,879,806
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	125,154	4,427,949
Carter's, Inc.	35,984	3,202,216
Charles & Colvard Ltd. (a)	20,680	24,196
Columbia Sportswear Co.	25,131	2,058,983
Crocs, Inc. (a)	56,063	3,301,550
Crown Crafts, Inc.	2,438	18,846
Culp, Inc.	7,752	111,009
Deckers Outdoor Corp. (a)	23,134	5,889,685
Delta Apparel, Inc. (a)	3,850	83,006
Fossil Group, Inc. (a)(b)	39,820	422,092
G-III Apparel Group Ltd. (a)(b)	36,432	742,120
Hanesbrands, Inc.	288,675	4,099,185
Iconix Brand Group, Inc. (a)	2,998	2,608
Kontoor Brands, Inc.	38,902	1,621,046
Lakeland Industries, Inc. (a)	6,937	137,491
Levi Strauss & Co. Class A (b)	53,511	984,067
lululemon athletica, Inc. (a)	98,001	36,281,930
Movado Group, Inc. (b)	14,491	245,333
NIKE, Inc. Class B	1,029,891	138,726,318
Oxford Industries, Inc.	14,396	803,153
PVH Corp.	58,960	4,686,730
Ralph Lauren Corp.	39,757	3,409,163
Rocky Brands, Inc.	6,166	178,814
Sequential Brands Group, Inc. (a)(b)	610	6,338
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	112,644	3,770,195
Steven Madden Ltd.	65,121	2,049,358
Superior Group of Companies, Inc.	7,225	157,072
Tapestry, Inc.	228,064	6,458,772
Toughbuilt Industries, Inc. (a)	35,986	29,570
Under Armour, Inc.:
Class A (sub. vtg.) (a)	188,875	3,129,659
Class C (non-vtg.) (a)	121,224	1,763,809
Unifi, Inc. (a)	11,590	175,473
Vera Bradley, Inc. (a)	18,320	155,354
VF Corp.	264,345	22,046,373
Vince Holding Corp. (a)	1,696	8,717
Wolverine World Wide, Inc.	68,479	1,976,304
		253,184,484

TOTAL CONSUMER DISCRETIONARY		3,748,289,995

CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Alkaline Water Co., Inc. (a)(b)	55,224	65,717
Boston Beer Co., Inc. Class A (a)	7,553	7,030,635
Brown-Forman Corp.:
Class A	39,810	2,935,191
Class B (non-vtg.)	156,949	12,659,506
Celsius Holdings, Inc. (a)(b)	21,787	702,631
Coca-Cola Bottling Co. Consolidated	4,009	1,049,115
Constellation Brands, Inc. Class A (sub. vtg.)	138,893	28,589,735
Keurig Dr. Pepper, Inc. (b)	478,345	14,565,605
MGP Ingredients, Inc. (b)	11,600	505,876
Molson Coors Beverage Co. Class B	155,259	7,141,914
Monster Beverage Corp. (a)	305,764	25,922,672
National Beverage Corp. (b)	9,913	971,771
Newage, Inc. (a)(b)	77,428	265,578
PepsiCo, Inc.	1,145,476	165,212,003
REED'S, Inc. (a)(b)	14,873	9,673
The Coca-Cola Co.	3,197,792	165,006,067
		432,633,689
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc. (b)	36,163	579,693
Andersons, Inc.	24,734	562,204
BJ's Wholesale Club Holdings, Inc. (a)	114,364	4,687,780
Casey's General Stores, Inc.	30,635	5,565,767
Chefs' Warehouse Holdings (a)	26,125	602,051
Costco Wholesale Corp.	365,388	143,148,057
Grocery Outlet Holding Corp. (a)(b)	69,790	2,695,290
HF Foods Group, Inc. (a)	31,370	243,745
Ingles Markets, Inc. Class A	11,055	415,557
Kroger Co.	643,946	21,250,218
Natural Grocers by Vitamin Cottage, Inc. (b)	11,324	164,877
Performance Food Group Co. (a)	110,033	4,773,232
PriceSmart, Inc.	20,025	1,627,632
Rite Aid Corp. (a)(b)	46,526	614,143
SpartanNash Co.	30,574	577,237
Sprouts Farmers Market LLC (a)	98,858	2,092,824
Sysco Corp.	421,211	30,028,132
U.S. Foods Holding Corp. (a)	183,623	5,780,452
United Natural Foods, Inc. (a)(b)	45,888	791,568
Village Super Market, Inc. Class A (b)	6,722	155,682
Walgreens Boots Alliance, Inc.	596,040	22,655,480
Walmart, Inc.	1,149,436	175,622,326
Weis Markets, Inc. (b)	13,242	630,716
		425,264,663
Food Products - 1.1%
Alico, Inc.	3,449	106,885
Arcadia Biosciences, Inc. (a)	5,842	19,454
Archer Daniels Midland Co.	459,841	22,886,287
B&G Foods, Inc. Class A (b)	53,866	1,491,550
Beyond Meat, Inc. (a)(b)	41,014	5,737,859
Bridgford Foods Corp. (a)	1,670	31,146
Bunge Ltd.	115,963	6,829,061
Cal-Maine Foods, Inc. (a)	31,264	1,223,360
Calavo Growers, Inc. (b)	14,146	1,013,278
Campbell Soup Co.	167,507	8,378,700
Coffee Holding Co., Inc. (a)	4,336	17,084
Conagra Brands, Inc.	404,344	14,782,817
Darling Ingredients, Inc. (a)	134,105	6,474,589
Farmer Brothers Co. (a)	10,529	46,854
Flowers Foods, Inc.	163,715	3,632,836
Fresh Del Monte Produce, Inc.	26,558	674,308
Freshpet, Inc. (a)	33,700	4,612,856
General Mills, Inc.	505,282	30,731,251
Hormel Foods Corp. (b)	233,063	10,995,912
Hostess Brands, Inc. Class A (a)	106,925	1,448,834
Ingredion, Inc.	55,464	4,279,048
J&J Snack Foods Corp.	12,486	1,815,340
John B. Sanfilippo & Son, Inc.	6,968	517,095
Kellogg Co.	209,805	13,408,638
Lamb Weston Holdings, Inc.	120,197	8,699,859
Lancaster Colony Corp.	16,240	2,749,919
Landec Corp. (a)	23,713	245,430
Lifeway Foods, Inc. (a)	4,358	30,550
Limoneira Co. (b)	11,530	168,684
McCormick & Co., Inc. (non-vtg.)	102,614	19,186,766
Mondelez International, Inc.	1,180,928	67,844,314
Pilgrim's Pride Corp. (a)	39,937	754,410
Post Holdings, Inc. (a)	51,949	4,907,103
RiceBran Technologies (a)	17,086	10,200
S&W Seed Co. (a)	22,486	58,688
Sanderson Farms, Inc.	16,584	2,267,530
Seaboard Corp.	220	704,601
Seneca Foods Corp. Class A (a)	5,636	236,036
The Hain Celestial Group, Inc. (a)	69,542	2,677,367
The Hershey Co.	121,748	18,005,312
The J.M. Smucker Co.	94,104	11,028,989
The Kraft Heinz Co.	536,216	17,662,955
The Simply Good Foods Co. (a)	70,969	1,542,866
Tootsie Roll Industries, Inc. (b)	13,494	417,909
TreeHouse Foods, Inc. (a)	47,546	1,955,567
Tyson Foods, Inc. Class A	243,331	15,865,181
Vital Farms, Inc. (a)(b)	13,555	401,770
		318,577,048
Household Products - 1.4%
Central Garden & Pet Co. (a)	10,648	426,346
Central Garden & Pet Co. Class A (non-vtg.) (a)	31,630	1,166,831
Church & Dwight Co., Inc.	205,427	18,030,328
Clorox Co.	104,492	21,207,696
Colgate-Palmolive Co.	709,065	60,724,327
Energizer Holdings, Inc. (b)	48,748	2,042,054
Kimberly-Clark Corp.	281,925	39,274,972
Ocean Bio-Chem, Inc.	2,872	38,054
Oil-Dri Corp. of America	4,523	155,727
Procter & Gamble Co.	2,060,029	286,076,227
Reynolds Consumer Products, Inc.	46,225	1,402,467
Spectrum Brands Holdings, Inc.	32,371	2,163,354
WD-40 Co. (b)	11,537	2,933,974
		435,642,357
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	33,687	687,215
Coty, Inc. Class A	235,923	1,696,286
Cyanotech Corp. (a)	678	1,966
Edgewell Personal Care Co.	44,928	1,561,248
elf Beauty, Inc. (a)	30,685	667,092
Estee Lauder Companies, Inc. Class A	186,592	45,774,749
Herbalife Nutrition Ltd. (a)	80,672	3,864,996
Inter Parfums, Inc.	15,241	827,739
LifeVantage Corp. (a)	10,415	110,711
Mannatech, Inc.	177	3,159
MediFast, Inc.	9,799	2,000,368
Natural Alternatives International, Inc. (a)(b)	1,744	17,196
Natural Health Trends Corp.	6,482	34,290
Nature's Sunshine Products, Inc. (a)	11,130	138,346
Nu Skin Enterprises, Inc. Class A	42,792	2,204,216
Revlon, Inc. (a)(b)	4,806	61,805
Summer Infant, Inc. (a)	1,068	17,729
USANA Health Sciences, Inc. (a)	10,025	753,680
Veru, Inc. (a)(b)	38,180	116,067
		60,538,858
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	115,917	184,308
Altria Group, Inc.	1,537,315	61,231,256
Philip Morris International, Inc.	1,289,043	97,645,007
Turning Point Brands, Inc. (b)	13,347	520,800
Universal Corp.	22,559	1,026,660
Vector Group Ltd. (b)	108,762	1,222,485
		161,830,516

TOTAL CONSUMER STAPLES		1,834,487,131

ENERGY - 2.1%
Energy Equipment & Services - 0.2%
Archrock, Inc.	105,841	822,385
Aspen Aerogels, Inc. (a)	20,525	289,813
Baker Hughes Co. Class A	545,021	10,202,793
Bristow Group, Inc. (a)	18,918	420,926
Cactus, Inc.	38,474	892,597
Championx Corp. (a)	155,102	1,842,612
Core Laboratories NV (b)	35,834	787,273
Dawson Geophysical Co. (a)	7,005	13,870
DMC Global, Inc. (b)	12,277	501,515
Dril-Quip, Inc. (a)	30,278	860,501
ENGlobal Corp. (a)(b)	1,662	3,457
Enservco Corp. (a)(b)	403	742
Exterran Corp. (a)	20,759	88,018
Forum Energy Technologies, Inc. (a)	2,732	36,609
Frank's International NV (a)	102,018	227,500
Geospace Technologies Corp. (a)	10,614	65,913
Gulf Island Fabrication, Inc. (a)	6,737	20,750
Halliburton Co.	728,197	12,080,788
Helix Energy Solutions Group, Inc. (a)	120,842	454,366
Helmerich & Payne, Inc.	90,566	2,062,188
Independence Contract Drilling, Inc. (a)	1,856	5,884
ION Geophysical Corp. (a)(b)	7,782	14,708
KLX Energy Services Holdings, Inc. (a)	3,118	21,171
Liberty Oilfield Services, Inc. Class A	51,632	480,178
Mammoth Energy Services, Inc. (a)(b)	8,360	16,386
Matrix Service Co. (a)	20,881	200,040
MIND Technology, Inc. (a)	6,865	15,378
Nabors Industries Ltd.	4,937	258,649
National Oilwell Varco, Inc.	324,166	3,974,275
Natural Gas Services Group, Inc. (a)	10,042	115,885
NCS Multistage Holdings, Inc. (a)	12,232	12,477
Newpark Resources, Inc. (a)	64,240	96,360
Nextier Oilfield Solutions, Inc. (a)	122,178	342,098
Nine Energy Service, Inc. (a)	8,460	18,612
Oceaneering International, Inc. (a)	87,699	532,333
Oil States International, Inc. (a)	46,975	208,569
Patterson-UTI Energy, Inc.	164,428	708,685
Profire Energy, Inc. (a)	12,262	11,160
ProPetro Holding Corp. (a)	63,167	364,474
Ranger Energy Services, Inc. Class A (a)	1,333	4,399
RigNet, Inc. (a)	8,574	46,128
RPC, Inc. (a)(b)	40,781	126,421
Schlumberger Ltd.	1,152,957	23,969,976
SEACOR Holdings, Inc. (a)	15,193	504,711
SEACOR Marine Holdings, Inc. (a)	17,542	35,961
Select Energy Services, Inc. Class A (a)	50,057	211,741
Smart Sand, Inc. (a)(b)	12,173	23,676
Solaris Oilfield Infrastructure, Inc. Class A	21,634	145,380
Superior Drilling Products, Inc. (a)	7,643	3,520
TechnipFMC PLC	357,847	2,973,709
TETRA Technologies, Inc. (a)	96,989	78,629
Tidewater, Inc. (a)	32,915	313,022
Transocean Ltd. (United States) (a)(b)	483,984	895,370
U.S. Silica Holdings, Inc.	66,647	287,915
U.S. Well Services, Inc. (a)	9,987	4,036
		68,696,532
Oil, Gas & Consumable Fuels - 1.9%
Abraxas Petroleum Corp. (a)(b)	5,550	13,098
Adams Resources & Energy, Inc.	1,020	27,030
Aemetis, Inc. (a)	10,716	23,468
Altus Midstream Co. (a)(b)	2,141	83,756
Amplify Energy Corp. New (b)	15,174	15,326
Antero Midstream GP LP	239,947	1,617,243
Antero Resources Corp. (a)	198,832	779,421
Apache Corp.	315,246	4,063,521
Arch Resources, Inc.	12,125	405,460
Barnwell Industries, Inc. (a)	839	915
Berry Petroleum Corp.	53,996	207,345
Bonanza Creek Energy, Inc. (a)	16,190	357,313
Brigham Minerals, Inc. Class A	26,623	277,412
Cabot Oil & Gas Corp.	329,637	5,775,240
Callon Petroleum Co. (a)(b)	31,336	298,005
Centennial Resource Development, Inc. Class A (a)(b)	153,325	180,924
Centrus Energy Corp. Class A (a)	3,926	58,851
Cheniere Energy, Inc. (a)	190,223	10,783,742
Chevron Corp.	1,593,637	138,933,274
Cimarex Energy Co.	86,427	3,107,051
Clean Energy Fuels Corp. (a)	98,997	450,436
CNX Resources Corp. (a)	187,950	1,768,610
Comstock Resources, Inc. (a)(b)	49,416	240,656
Concho Resources, Inc.	163,739	9,411,718
ConocoPhillips Co.	888,541	35,150,682
CONSOL Energy, Inc. (a)(b)	19,776	104,615
Contango Oil & Gas Co. (a)	79,772	133,219
Continental Resources, Inc. (b)	52,183	802,575
CVR Energy, Inc.	22,113	312,678
Delek U.S. Holdings, Inc.	52,682	700,144
Devon Energy Corp.	318,576	4,456,878
Diamond S Shipping, Inc. (a)	17,538	120,661
Diamondback Energy, Inc.	131,270	5,245,549
Dorian LPG Ltd. (a)(b)	26,444	289,033
Earthstone Energy, Inc. (a)	16,607	62,774
EOG Resources, Inc.	482,300	22,610,224
EQT Corp.	230,143	3,424,528
Equitrans Midstream Corp.	338,837	2,764,910
Evolution Petroleum Corp.	18,799	57,149
Exxon Mobil Corp.	3,499,552	133,437,918
Falcon Minerals Corp.	25,466	58,572
Gevo, Inc. (a)(b)	34,071	68,142
Goodrich Petroleum Corp. (a)	9,614	111,138
Green Plains, Inc.	28,851	426,418
Hallador Energy Co. (b)	8,792	8,704
Hess Corp.	227,010	10,710,332
Highpoint Resources, Inc. (a)(b)	1,397	14,361
HollyFrontier Corp.	122,207	2,858,422
Houston American Energy Corp. (a)(b)	860	1,367
International Seaways, Inc. (b)	22,024	371,985
Kinder Morgan, Inc.	1,612,748	23,191,316
Kosmos Energy Ltd. (b)	344,405	606,153
Laredo Petroleum, Inc. (a)	6,631	78,312
Magnolia Oil & Gas Corp. Class A (a)	108,413	677,581
Marathon Oil Corp.	660,771	3,911,764
Marathon Petroleum Corp.	539,217	20,964,757
Matador Resources Co. (a)(b)	88,065	896,502
Murphy Oil Corp. (b)	118,464	1,191,748
NACCO Industries, Inc. Class A	3,095	82,791
New Fortress Energy LLC	14,308	616,818
Nextdecade Corp. (a)(b)	85,309	204,742
Northern Oil & Gas, Inc. (a)(b)	24,153	150,956
Occidental Petroleum Corp.	693,755	10,933,579
ONEOK, Inc.	367,611	13,186,207
Overseas Shipholding Group, Inc. (a)	52,900	105,800
Ovintiv, Inc. (b)	218,143	2,783,505
Pacific Ethanol, Inc. (a)	44,088	270,259
Par Pacific Holdings, Inc. (a)	33,328	379,606
Parsley Energy, Inc. Class A	245,305	3,073,672
PBF Energy, Inc. Class A	77,091	559,681
PDC Energy, Inc. (a)	83,845	1,401,888
Peabody Energy Corp. (b)	56,713	76,563
Penn Virginia Corp. (a)(b)	10,520	94,890
Phillips 66 Co.	361,868	21,921,963
Phx Minerals, Inc. Class A	9,524	16,477
Pioneer Natural Resources Co.	136,114	13,690,346
PrimeEnergy Corp. (a)	351	21,520
QEP Resources, Inc.	188,081	302,810
Range Resources Corp. (b)	215,520	1,573,296
Renewable Energy Group, Inc. (a)	32,782	1,903,979
Rex American Resources Corp. (a)	4,850	380,725
Ring Energy, Inc. (a)(b)	53,505	33,617
SandRidge Energy, Inc. (a)	21,403	57,146
SilverBow Resources, Inc. (a)	3,697	21,480
SM Energy Co.	82,888	350,616
Southwestern Energy Co. (a)	535,365	1,664,985
Talos Energy, Inc. (a)	19,081	163,333
Targa Resources Corp.	194,916	4,580,526
Tellurian, Inc. (a)(b)	130,709	194,756
Tengasco, Inc. (a)	372	439
The Williams Companies, Inc.	1,004,941	21,083,662
Torchlight Energy Resources, Inc. (a)(b)	27,289	10,463
TransAtlantic Petroleum Ltd. (a)(b)	5,419	1,430
U.S. Energy Corp. (a)	66	267
Uranium Energy Corp. (a)(b)	149,352	158,313
VAALCO Energy, Inc. (a)	39,568	63,309
Valero Energy Corp.	337,624	18,154,042
Vertex Energy, Inc. (a)(b)	20,389	15,292
W&T Offshore, Inc. (a)(b)	71,499	140,138
Westwater Resources, Inc. (a)(b)	7,058	46,583
World Fuel Services Corp.	53,394	1,517,457
WPX Energy, Inc. (a)	334,282	2,380,088
		579,070,941

TOTAL ENERGY		647,767,473

FINANCIALS - 10.7%
Banks - 3.8%
1st Constitution Bancorp	6,133	100,213
1st Source Corp.	15,244	568,906
ACNB Corp.	7,004	174,470
Allegiance Bancshares, Inc.	15,308	484,651
Amalgamated Bank	21,875	278,250
American National Bankshares, Inc.	8,502	220,882
Ameris Bancorp	58,983	2,006,012
Ames National Corp.	6,787	145,988
Arrow Financial Corp.	12,137	361,197
Associated Banc-Corp.	128,045	1,961,649
Atlantic Capital Bancshares, Inc. (a)	17,814	250,109
Auburn National Bancorp., Inc.	2,294	96,027
Banc of California, Inc.	34,994	465,420
BancFirst Corp.	15,214	825,055
Bancorp, Inc., Delaware (a)	43,941	518,504
BancorpSouth Bank	81,763	2,072,692
Bank First National Corp. (b)	4,972	343,864
Bank of America Corp.	6,304,431	177,532,777
Bank of Commerce Holdings	14,624	137,612
Bank of Hawaii Corp.	33,920	2,539,930
Bank of Marin Bancorp	9,349	324,410
Bank of South Carolina Corp.	684	11,094
Bank OZK	101,441	2,836,290
Bank7 Corp.	985	11,978
BankFinancial Corp.	15,633	126,158
BankUnited, Inc.	78,158	2,228,285
Bankwell Financial Group, Inc.	5,063	92,653
Banner Corp.	31,132	1,286,686
Bar Harbor Bankshares	12,930	298,037
BayCom Corp. (a)	9,904	142,618
BCB Bancorp, Inc.	11,033	112,206
Berkshire Hills Bancorp, Inc.	43,207	708,595
BOK Financial Corp.	26,214	1,755,027
Boston Private Financial Holdings, Inc.	64,669	463,030
Bridge Bancorp, Inc.	13,445	300,092
Brookline Bancorp, Inc., Delaware	63,544	722,495
Bryn Mawr Bank Corp.	16,394	488,869
Business First Bancshares, Inc. (b)	16,081	300,232
Byline Bancorp, Inc.	18,278	280,202
C & F Financial Corp.	2,675	100,313
Cadence Bancorp Class A	107,185	1,494,159
California Bancorp, Inc. (a)	8,230	132,503
Cambridge Bancorp	5,678	383,833
Camden National Corp.	12,022	412,956
Capital Bancorp, Inc. (a)	6,080	72,291
Capital City Bank Group, Inc.	9,387	213,742
Capstar Financial Holdings, Inc.	14,426	173,833
Carter Bankshares, Inc.	17,830	167,067
Cathay General Bancorp	63,416	1,791,502
CB Financial Services, Inc.	4,110	92,023
CBTX, Inc.	14,640	321,348
Central Pacific Financial Corp.	22,460	368,119
Central Valley Community Bancorp	8,292	118,161
Century Bancorp, Inc. Class A (non-vtg.)	2,314	171,005
Chemung Financial Corp.	3,381	113,433
ChoiceOne Financial Services, Inc.	5,870	173,928
CIT Group, Inc.	82,167	2,751,773
Citigroup, Inc.	1,722,144	94,838,470
Citizens & Northern Corp.	12,486	226,621
Citizens Community Bancorp, Inc.	664	5,976
Citizens Financial Group, Inc.	352,673	11,518,300
Citizens Holding Co.	5,474	112,162
City Holding Co.	14,133	928,397
Civista Bancshares, Inc.	14,007	235,738
CNB Financial Corp., Pennsylvania	13,597	267,589
Coastal Financial Corp. of Washington (a)	5,018	98,955
Codorus Valley Bancorp, Inc.	6,440	108,128
Colony Bankcorp, Inc.	6,003	85,603
Columbia Banking Systems, Inc.	60,530	1,913,353
Comerica, Inc.	115,013	5,658,640
Commerce Bancshares, Inc. (b)	83,557	5,511,420
Community Bank System, Inc.	45,866	2,855,159
Community Bankers Trust Corp.	13,444	87,386
Community Financial Corp.	4,131	113,148
Community Trust Bancorp, Inc.	12,704	430,030
Community West Bancshares	515	4,408
ConnectOne Bancorp, Inc.	27,190	482,079
County Bancorp, Inc.	4,756	102,064
CrossFirst Bankshares, Inc. (a)	43,118	392,374
Cullen/Frost Bankers, Inc.	45,926	3,853,651
Customers Bancorp, Inc. (a)	23,101	390,176
CVB Financial Corp.	110,487	2,098,148
Eagle Bancorp Montana, Inc.	3,083	63,541
Eagle Bancorp, Inc.	25,747	946,975
East West Bancorp, Inc.	117,097	5,002,384
Enterprise Bancorp, Inc.	6,685	173,008
Enterprise Financial Services Corp.	20,867	709,687
Equity Bancshares, Inc. (a)	11,972	242,732
Esquire Financial Holdings, Inc. (a)	4,775	89,293
Evans Bancorp, Inc.	3,756	101,337
Farmers & Merchants Bancorp, Inc.	7,798	178,418
Farmers National Banc Corp.	20,324	254,863
FB Financial Corp.	25,079	800,522
Fidelity D & D Bancorp, Inc. (b)	2,736	159,591
Fifth Third Bancorp	589,657	14,941,908
Financial Institutions, Inc.	13,315	266,433
First Bancorp, North Carolina	23,723	744,428
First Bancorp, Puerto Rico	183,114	1,453,925
First Bancshares, Inc.	17,569	480,688
First Bank Hamilton New Jersey	11,255	104,559
First Busey Corp.	40,060	801,601
First Business Finance Services, Inc.	6,399	120,877
First Capital, Inc. (b)	2,413	159,885
First Choice Bancorp	7,224	119,413
First Citizens Bancshares, Inc.	5,969	3,155,154
First Commonwealth Financial Corp.	77,812	752,442
First Community Bankshares, In	11,999	252,819
First Community Corp.	4,612	79,603
First Financial Bancorp, Ohio	85,037	1,364,844
First Financial Bankshares, Inc. (b)	118,887	3,973,204
First Financial Corp., Indiana	11,174	423,159
First Financial Northwest, Inc.	2,360	26,054
First Foundation, Inc.	34,532	613,288
First Guaranty Bancshares, Inc.	2,224	37,408
First Hawaiian, Inc.	108,187	2,371,459
First Horizon National Corp. (b)	457,528	5,590,992
First Internet Bancorp	7,691	196,736
First Interstate Bancsystem, Inc.	32,113	1,221,900
First Merchants Corp.	47,305	1,576,203
First Mid-Illinois Bancshares, Inc.	11,371	341,699
First Midwest Bancorp, Inc., Delaware	97,542	1,364,613
First National Corp.	3,023	46,857
First Northwest Bancorp	7,528	112,920
First of Long Island Corp.	17,678	297,167
First Republic Bank	142,576	18,472,147
First Savings Financial Group, Inc.	1,501	94,563
First United Corp.	3,814	58,278
First Western Financial, Inc. (a)	436	7,368
Flushing Financial Corp.	22,523	319,827
FNB Corp., Pennsylvania	271,023	2,393,133
FNCM Bancorp, Inc. (b)	13,381	89,787
Franklin Financial Services Corp.	3,552	101,054
Fulton Financial Corp.	137,494	1,693,926
FVCBankcorp, Inc. (a)	10,811	140,543
German American Bancorp, Inc.	19,593	625,800
Glacier Bancorp, Inc.	80,833	3,295,561
Great Southern Bancorp, Inc.	8,471	388,819
Great Western Bancorp, Inc.	50,132	823,669
Guaranty Bancshares, Inc. Texas	5,959	171,679
Hancock Whitney Corp.	73,294	2,058,828
Hanmi Financial Corp.	25,235	246,041
HarborOne Bancorp, Inc.	53,708	526,875
Hawthorn Bancshares, Inc.	4,837	106,414
HBT Financial, Inc.	7,432	103,899
Heartland Financial U.S.A., Inc.	27,349	1,066,064
Heritage Commerce Corp.	49,034	412,866
Heritage Financial Corp., Washington	29,283	681,415
Hilltop Holdings, Inc. (b)	54,892	1,322,348
Home Bancshares, Inc.	128,064	2,370,465
HomeTrust Bancshares, Inc.	12,932	220,232
Hope Bancorp, Inc.	97,286	922,271
Horizon Bancorp, Inc. Indiana	30,938	442,413
Howard Bancorp, Inc. (a)	10,992	135,641
Huntington Bancshares, Inc.	841,148	10,161,068
Independent Bank Corp.	16,542	281,379
Independent Bank Corp., Massachusetts	27,807	1,880,865
Independent Bank Group, Inc.	30,750	1,725,383
International Bancshares Corp.	47,097	1,526,414
Investar Holding Corp.	6,950	113,007
Investors Bancorp, Inc.	191,191	1,850,729
JPMorgan Chase & Co.	2,521,684	297,256,110
KeyCorp	806,501	12,468,505
Lakeland Bancorp, Inc.	40,785	490,236
Lakeland Financial Corp.	22,975	1,166,900
Landmark Bancorp, Inc.	2,372	59,015
LCNB Corp.	8,918	131,986
Level One Bancorp, Inc.	1,833	34,955
Live Oak Bancshares, Inc. (b)	23,552	968,458
M&T Bank Corp.	105,882	12,334,194
Macatawa Bank Corp.	18,496	143,529
Mackinac Financial Corp.	8,027	97,689
Mainstreet Bancshares, Inc. (a)(b)	6,493	105,252
Malvern Bancorp, Inc. (a)	4,373	69,312
Mercantil Bank Holding Corp. Class A (a)	19,762	293,466
Mercantile Bank Corp.	12,953	321,623
Meridian Bank/Malvern, PA	3,585	66,681
Metrocity Bankshares, Inc. (b)	19,207	266,017
Metropolitan Bank Holding Corp. (a)	6,160	203,773
Mid Penn Bancorp, Inc.	6,215	144,437
Middlefield Banc Corp.	5,696	121,894
Midland States Bancorp, Inc.	18,194	308,388
MidWestOne Financial Group, Inc.	12,132	282,190
MVB Financial Corp.	7,915	159,329
National Bank Holdings Corp.	29,341	944,193
National Bankshares, Inc.	5,352	161,202
NBT Bancorp, Inc.	38,388	1,149,721
Nicolet Bankshares, Inc. (a)	7,691	511,528
Northeast Bank	6,773	147,516
Northrim Bancorp, Inc.	5,206	165,395
Norwood Financial Corp.	3,181	85,760
Oak Valley Bancorp Oakdale California	1,014	18,171
OceanFirst Financial Corp.	49,011	772,903
OFG Bancorp	40,241	674,037
Ohio Valley Banc Corp.	3,377	77,840
Old National Bancorp, Indiana	145,028	2,295,793
Old Point Financial Corp.	809	13,761
Old Second Bancorp, Inc.	23,173	223,851
Origin Bancorp, Inc.	16,721	429,897
Orrstown Financial Services, Inc.	6,041	97,381
Pacific City Financial Corp.	12,461	135,700
Pacific Mercantile Bancorp (a)	9,949	49,745
Pacific Premier Bancorp, Inc.	80,136	2,309,520
PacWest Bancorp	96,605	2,247,032
Park National Corp.	12,744	1,288,546
Parke Bancorp, Inc.	7,750	111,290
Peapack-Gladstone Financial Corp.	13,084	287,979
Penns Woods Bancorp, Inc.	5,549	141,832
People's Utah Bancorp	12,807	350,912
Peoples Bancorp of North Carolina	3,901	97,057
Peoples Bancorp, Inc.	15,195	379,571
Peoples Financial Services Corp.	4,948	187,133
Peoples United Financial, Inc.	351,461	4,358,116
Pinnacle Financial Partners, Inc.	64,100	3,471,656
Plumas Bancorp	2,198	52,422
PNC Financial Services Group, Inc.	351,256	48,497,916
Popular, Inc.	70,177	3,405,690
Preferred Bank, Los Angeles	10,538	387,482
Premier Financial Bancorp, Inc.	8,470	112,736
Professional Holdings Corp. (A Shares)	11,090	157,478
Prosperity Bancshares, Inc.	77,076	4,842,685
QCR Holdings, Inc.	12,184	424,856
RBB Bancorp	8,633	128,114
Red River Bancshares, Inc.	5,105	253,923
Regions Financial Corp.	793,348	12,114,424
Reliant Bancorp, Inc.	11,922	210,900
Renasant Corp. (b)	47,478	1,465,646
Republic Bancorp, Inc., Kentucky Class A	7,201	254,195
Republic First Bancorp, Inc. (a)	34,232	106,462
Richmond Mutual Bancorp., Inc.	9,201	115,381
Riverview Financial Corp.	525	3,833
S&T Bancorp, Inc.	31,827	712,607
Salisbury Bancorp, Inc.	1,700	66,385
Sandy Spring Bancorp, Inc.	41,302	1,216,757
SB Financial Group, Inc. (b)	3,265	55,897
Seacoast Banking Corp., Florida (a)	42,855	1,082,517
Select Bancorp, Inc. New (a)	15,766	144,259
ServisFirst Bancshares, Inc.	40,125	1,515,923
Shore Bancshares, Inc.	11,188	154,954
Sierra Bancorp	11,651	256,322
Signature Bank	44,248	4,964,183
Silvergate Capital Corp. (a)	12,622	449,217
Simmons First National Corp. Class A	92,294	1,799,733
SmartFinancial, Inc.	11,874	209,695
South Plains Financial, Inc.	2,893	51,061
South State Corp.	59,360	3,945,659
Southern First Bancshares, Inc. (a)	5,379	171,590
Southern National Bancorp of Virginia, Inc.	16,105	176,189
Southside Bancshares, Inc.	28,699	843,751
Spirit of Texas Bancshares, Inc.	11,417	178,334
Sterling Bancorp	162,838	2,602,151
Stock Yards Bancorp, Inc.	17,327	690,308
Summit Financial Group, Inc.	7,446	155,919
SVB Financial Group (a)	42,802	14,760,698
Synovus Financial Corp.	123,737	3,906,377
TCF Financial Corp.	126,679	4,256,414
Texas Capital Bancshares, Inc. (a)	42,289	2,363,955
The Bank of Princeton	2,359	56,215
The First Bancorp, Inc.	8,039	194,785
Tompkins Financial Corp.	9,573	608,939
TowneBank	57,657	1,254,040
Trico Bancshares	21,166	693,398
TriState Capital Holdings, Inc. (a)	22,103	329,114
Triumph Bancorp, Inc. (a)	19,313	877,583
Truist Financial Corp.	1,115,558	51,784,202
Trustmark Corp.	54,707	1,357,828
U.S. Bancorp	1,134,230	49,010,078
UMB Financial Corp.	36,466	2,480,053
Umpqua Holdings Corp.	192,222	2,669,964
Union Bankshares Corp.	67,109	2,007,230
Union Bankshares, Inc.	698	19,195
United Bankshares, Inc., West Virginia	110,101	3,223,757
United Community Bank, Inc.	72,775	1,740,050
United Security Bancshares, California	12,691	89,472
Unity Bancorp, Inc.	4,868	85,628
Univest Corp. of Pennsylvania	24,022	439,843
Valley National Bancorp	339,576	3,103,725
Veritex Holdings, Inc.	41,800	906,642
Washington Trust Bancorp, Inc.	14,001	550,519
Webster Financial Corp.	76,152	2,881,592
Wells Fargo & Co.	3,409,083	93,238,420
WesBanco, Inc. (b)	58,656	1,679,321
West Bancorp., Inc.	13,091	252,394
Westamerica Bancorp.	23,735	1,308,273
Western Alliance Bancorp.	83,696	4,291,094
Wintrust Financial Corp.	48,534	2,644,618
Zions Bancorp NA	135,721	5,237,473
		1,158,447,909
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	38,477	3,352,116
Ameriprise Financial, Inc.	99,437	18,419,710
Apollo Global Management LLC Class A	172,350	7,517,907
Ares Management Corp.	78,888	3,553,904
Artisan Partners Asset Management, Inc.	48,698	2,191,410
Ashford, Inc. (a)	920	5,971
Assetmark Financial Holdings, Inc. (a)	15,312	364,119
Associated Capital Group, Inc.	2,749	105,149
B. Riley Financial, Inc.	14,203	513,296
Bank of New York Mellon Corp.	674,220	26,375,486
BGC Partners, Inc. Class A	266,507	1,103,339
BlackRock, Inc. Class A	117,296	81,913,662
Blucora, Inc. (a)	38,230	498,519
BrightSphere Investment Group, Inc.	50,532	894,416
Carlyle Group LP	96,018	2,727,871
Cboe Global Markets, Inc.	90,028	8,221,357
Charles Schwab Corp.	1,225,991	59,803,841
CME Group, Inc.	296,853	51,958,181
Cohen & Co., Inc. (a)	202	3,390
Cohen & Steers, Inc.	19,809	1,401,883
Cowen Group, Inc. Class A (b)	23,522	563,587
Diamond Hill Investment Group, Inc.	2,307	315,644
Donnelley Financial Solutions, Inc. (a)	26,095	425,088
Eaton Vance Corp. (non-vtg.)	93,357	6,253,052
Evercore, Inc. Class A	33,720	3,066,160
FactSet Research Systems, Inc.	31,328	10,456,033
Federated Hermes, Inc. Class B (non-vtg.)	78,697	2,112,227
Focus Financial Partners, Inc. Class A (a)	26,550	1,051,646
Franklin Resources, Inc.	221,402	4,868,630
GAMCO Investors, Inc. Class A	2,363	33,744
Goldman Sachs Group, Inc.	284,292	65,552,049
Great Elm Capital Group, Inc. (a)	30,049	78,728
Greenhill & Co., Inc.	10,981	142,973
Hamilton Lane, Inc. Class A	26,214	1,831,834
Hennessy Advisors, Inc. (b)	1,863	17,438
Houlihan Lokey	42,102	2,727,368
Interactive Brokers Group, Inc.	65,338	3,447,233
Intercontinental Exchange, Inc.	464,428	49,001,798
INTL FCStone, Inc. (a)	13,942	859,106
Invesco Ltd.	311,028	5,047,984
Janus Henderson Group PLC	125,096	3,568,989
KKR & Co. LP	463,298	17,572,893
Lazard Ltd. Class A	93,473	3,488,412
LPL Financial	65,556	5,950,518
Manning & Napier, Inc. Class A	11,569	53,564
MarketAxess Holdings, Inc.	31,469	16,967,455
Moelis & Co. Class A	46,730	1,833,685
Moody's Corp.	133,423	37,670,650
Morgan Stanley	1,180,644	72,999,219
Morningstar, Inc.	17,887	3,579,189
MSCI, Inc.	69,265	28,358,476
Northern Trust Corp.	172,455	16,059,010
Och-Ziff Capital Management Group LLC Class A	14,232	200,387
Open Lending Corp. (a)(b)	54,541	1,533,693
Oppenheimer Holdings, Inc. Class A (non-vtg.)	7,261	214,127
Piper Jaffray Companies	11,251	1,037,005
PJT Partners, Inc.	20,049	1,388,995
Pzena Investment Management, Inc.	10,873	72,414
Raymond James Financial, Inc.	100,966	9,182,858
S&P Global, Inc.	199,220	70,081,612
Safeguard Scientifics, Inc.	13,946	89,394
SEI Investments Co.	100,186	5,284,812
Silvercrest Asset Management Group Class A	2,536	33,703
State Street Corp.	291,695	20,558,664
Stifel Financial Corp.	56,827	3,938,111
T. Rowe Price Group, Inc.	187,724	26,921,499
The Blackstone Group LP	555,402	33,074,189
The NASDAQ OMX Group, Inc.	95,202	12,184,904
Tradeweb Markets, Inc. Class A	75,615	4,510,435
U.S. Global Investments, Inc. Class A	9,994	41,475
Value Line, Inc.	459	12,618
Victory Capital Holdings, Inc.	12,748	261,716
Virtu Financial, Inc. Class A	67,580	1,540,148
Virtus Investment Partners, Inc.	6,116	1,094,030
Waddell & Reed Financial, Inc. Class A (b)	52,048	856,710
Westwood Holdings Group, Inc.	6,565	78,255
WisdomTree Investments, Inc. (b)	93,346	399,521
		831,471,184
Consumer Finance - 0.5%
Ally Financial, Inc.	307,904	9,129,354
American Express Co.	539,169	63,940,052
Atlanticus Holdings Corp. (a)	7,909	118,635
Capital One Financial Corp.	377,819	32,356,419
Consumer Portfolio Services, Inc. (a)	13,429	53,582
Credit Acceptance Corp. (a)(b)	10,117	3,019,722
CURO Group Holdings Corp.	12,408	107,205
Discover Financial Services	253,571	19,314,503
Elevate Credit, Inc. (a)	16,945	47,954
Encore Capital Group, Inc. (a)(b)	26,121	891,771
Enova International, Inc. (a)	28,913	604,571
EZCORP, Inc. (non-vtg.) Class A (a)	43,343	220,616
First Cash Financial Services, Inc.	34,370	2,207,929
Green Dot Corp. Class A (a)	44,398	2,377,957
LendingClub Corp. (a)	62,641	499,875
LendingTree, Inc. (a)(b)	8,964	2,291,019
Medallion Financial Corp. (a)	15,161	80,505
Navient Corp.	158,653	1,486,579
Nelnet, Inc. Class A	17,952	1,218,941
Nicholas Financial, Inc. (a)	1,682	12,783
OneMain Holdings, Inc.	62,174	2,424,164
Oportun Financial Corp. (a)	13,222	223,584
PRA Group, Inc. (a)	38,033	1,583,314
Regional Management Corp.	8,371	223,757
Santander Consumer U.S.A. Holdings, Inc.	60,362	1,334,000
SLM Corp.	310,207	3,291,296
Synchrony Financial	448,878	13,677,313
World Acceptance Corp. (a)(b)	3,902	440,575
		163,177,975
Diversified Financial Services - 1.3%
A-Mark Precious Metals, Inc.	4,175	127,713
Alerus Financial Corp.	11,741	282,136
Berkshire Hathaway, Inc. Class B (a)	1,640,461	375,517,928
Cannae Holdings, Inc. (a)	71,786	2,829,804
Equitable Holdings, Inc.	334,468	8,488,798
FlexShopper, Inc. (a)	9,764	18,454
Jefferies Financial Group, Inc.	179,603	4,082,376
Marlin Business Services Corp.	10,279	106,799
SWK Holdings Corp. (a)	2,913	37,752
Voya Financial, Inc. (b)	103,621	5,971,678
		397,463,438
Insurance - 2.0%
AFLAC, Inc.	546,791	24,020,529
Alleghany Corp.	11,892	6,840,278
Allstate Corp.	257,931	26,399,238
AMBAC Financial Group, Inc. (a)	42,456	621,556
American Equity Investment Life Holding Co.	75,795	1,991,893
American Financial Group, Inc.	59,376	5,308,808
American International Group, Inc.	713,449	27,424,980
American National Group, Inc.	8,360	708,761
Amerisafe, Inc.	16,875	923,569
Aon PLC	191,531	39,242,787
Arch Capital Group Ltd. (a)	335,816	10,811,596
Argo Group International Holdings, Ltd. (b)	27,658	1,083,917
Arthur J. Gallagher & Co.	158,533	18,296,294
Assurant, Inc.	49,345	6,371,426
Assured Guaranty Ltd.	69,374	2,090,239
Athene Holding Ltd. (a)	103,841	4,605,348
Axis Capital Holdings Ltd.	66,674	3,341,034
Brighthouse Financial, Inc. (a)	77,534	2,721,443
Brown & Brown, Inc.	193,752	8,724,653
BRP Group, Inc. (a)	28,957	852,784
Chubb Ltd.	373,631	55,233,871
Cincinnati Financial Corp.	123,793	9,451,596
Citizens, Inc. Class A (a)(b)	41,008	259,991
CNA Financial Corp.	21,421	739,239
CNO Financial Group, Inc.	117,612	2,502,783
Crawford & Co.:
Class A (b)	15,147	111,330
Class B	8,760	63,948
Donegal Group, Inc. Class A	10,851	151,697
eHealth, Inc. (a)(b)	21,547	1,637,357
Employers Holdings, Inc.	23,630	720,951
Enstar Group Ltd. (a)	11,320	2,142,650
Erie Indemnity Co. Class A	20,788	4,689,981
Everest Re Group Ltd.	33,011	7,504,391
FBL Financial Group, Inc. Class A	8,049	418,548
Fednat Holding Co.	5,728	32,306
First American Financial Corp.	92,235	4,467,863
FNF Group	241,396	8,687,842
Genworth Financial, Inc. Class A (a)	422,288	1,917,188
Globe Life, Inc.	80,942	7,535,700
GoHealth, Inc. (a)	38,682	407,708
Goosehead Insurance	13,180	1,622,590
Greenlight Capital Re, Ltd. (a)(b)	24,366	187,862
Hallmark Financial Services, Inc. (a)	11,086	35,808
Hanover Insurance Group, Inc.	31,297	3,516,218
Hartford Financial Services Group, Inc.	296,576	13,108,659
HCI Group, Inc.	5,120	267,008
Heritage Insurance Holdings, Inc.	22,115	228,669
Horace Mann Educators Corp.	36,114	1,441,671
Independence Holding Co.	6,314	248,961
Investors Title Co.	1,199	203,830
James River Group Holdings Ltd.	26,068	1,188,179
Kemper Corp.	51,047	3,825,973
Kingstone Companies, Inc.	6,183	40,993
Kinsale Capital Group, Inc.	17,716	4,254,675
Lemonade, Inc. (a)(b)	9,825	680,578
Lincoln National Corp.	149,785	7,072,848
Loews Corp.	198,118	8,303,125
Maiden Holdings Ltd. (a)	59,880	126,946
Markel Corp. (a)	11,431	11,131,851
Marsh & McLennan Companies, Inc.	418,976	48,031,409
MBIA, Inc. (a)	43,565	277,509
Mercury General Corp. (b)	21,161	941,030
MetLife, Inc.	637,262	29,422,387
National General Holdings Corp.	54,505	1,857,530
National Western Life Group, Inc.	1,819	338,480
NI Holdings, Inc. (a)	6,998	119,666
Old Republic International Corp.	233,557	4,185,341
Palomar Holdings, Inc. (a)	18,155	1,200,046
Primerica, Inc.	32,612	4,248,365
Principal Financial Group, Inc.	210,543	10,482,936
ProAssurance Corp.	43,280	688,585
Progressive Corp.	484,492	42,204,098
ProSight Global, Inc. (a)	6,707	85,514
Protective Insurance Corp. Class B	5,963	85,211
Prudential Financial, Inc.	326,504	24,690,232
Reinsurance Group of America, Inc.	56,137	6,471,473
RenaissanceRe Holdings Ltd.	42,419	6,983,864
RLI Corp.	33,155	3,173,928
Safety Insurance Group, Inc.	12,767	909,649
Selective Insurance Group, Inc.	50,330	3,111,401
Selectquote, Inc. (b)	28,192	604,718
State Auto Financial Corp.	13,944	209,439
Stewart Information Services Corp.	22,752	952,626
The Travelers Companies, Inc.	209,616	27,176,714
Third Point Reinsurance Ltd. (a)	74,231	708,164
Tiptree, Inc.	14,709	74,869
Trean Insurance Group, Inc. (a)	7,413	105,635
Trupanion, Inc. (a)	27,104	2,747,804
United Fire Group, Inc.	16,694	365,098
United Insurance Holdings Corp.	14,642	64,864
Universal Insurance Holdings, Inc.	23,756	331,634
Unum Group	167,495	3,723,414
W.R. Berkley Corp.	116,294	7,574,228
Watford Holdings Ltd. (a)	16,069	557,916
White Mountains Insurance Group Ltd.	2,590	2,486,400
Willis Towers Watson PLC	106,643	22,202,006
		617,938,700
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	23,658	75,232
AGNC Investment Corp.	457,054	6,983,785
Annaly Capital Management, Inc.	1,155,406	9,243,248
Anworth Mortgage Asset Corp.	82,973	178,392
Apollo Commercial Real Estate Finance, Inc.	115,424	1,244,271
Arbor Realty Trust, Inc.	83,418	1,111,128
Ares Commercial Real Estate Corp.	27,441	305,693
Arlington Asset Investment Corp.	29,492	94,669
Armour Residential REIT, Inc.	54,014	571,468
Blackstone Mortgage Trust, Inc.	121,507	3,156,752
Broadmark Realty Capital, Inc. (b)	104,858	1,064,309
Capstead Mortgage Corp.	89,008	501,115
Cherry Hill Mortgage Investment Corp.	13,705	124,167
Chimera Investment Corp.	194,821	1,998,863
Colony NorthStar Credit Real Estate, Inc.	67,332	488,830
Dynex Capital, Inc.	18,180	320,150
Ellington Financial LLC	39,651	570,974
Ellington Residential Mortgage REIT	6,835	83,387
Exantas Capital Corp.	23,103	80,398
Granite Point Mortgage Trust, Inc.	42,871	396,985
Great Ajax Corp.	16,932	167,965
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	61,791	3,377,496
Hunt Companies Finance Trust, Inc.	15,897	47,214
Invesco Mortgage Capital, Inc. (b)	150,154	498,511
KKR Real Estate Finance Trust, Inc. (b)	22,357	407,568
Ladder Capital Corp. Class A	98,599	899,223
MFA Financial, Inc.	381,781	1,412,590
New Residential Investment Corp.	348,660	3,228,592
New York Mortgage Trust, Inc.	301,744	1,060,630
Nexpoint Real Estate Finance, Inc.	3,868	63,783
Orchid Island Capital, Inc.	57,209	306,068
PennyMac Mortgage Investment Trust	84,042	1,437,118
Redwood Trust, Inc.	94,262	815,366
Sachem Capital Corp.	14,416	60,691
Starwood Property Trust, Inc.	235,022	4,216,295
TPG RE Finance Trust, Inc.	47,607	493,685
Tremont Mortgage Trust	5,426	23,712
Two Harbors Investment Corp.	232,364	1,449,951
Western Asset Mortgage Capital Corp.	41,393	127,077
ZAIS Financial Corp.	36,360	470,498
		49,157,849
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	44,841	1,502,174
Bridgewater Bancshares, Inc. (a)	20,848	245,381
Capitol Federal Financial, Inc.	115,075	1,417,724
Columbia Financial, Inc. (a)	49,719	714,462
Dime Community Bancshares, Inc.	22,985	332,133
ESSA Bancorp, Inc.	6,972	110,297
Essent Group Ltd.	93,799	4,114,024
Farmer Mac Class C (non-vtg.)	7,766	525,758
FFBW, Inc. (a)	4,260	43,026
First Defiance Financial Corp. (b)	34,137	706,977
Flagstar Bancorp, Inc.	42,756	1,498,170
FS Bancorp, Inc.	3,739	200,037
Hingham Institution for Savings	1,569	343,799
Home Bancorp, Inc.	6,025	169,001
HomeStreet, Inc.	18,891	611,124
Impac Mortgage Holdings, Inc. (a)(b)	6,758	12,570
Kearny Financial Corp.	64,789	640,763
Luther Burbank Corp.	13,372	131,447
Merchants Bancorp/IN	13,253	353,060
Meridian Bancorp, Inc. Maryland	43,111	588,250
Meta Financial Group, Inc.	30,326	1,003,791
MGIC Investment Corp.	279,761	3,345,942
MMA Capital Management, LLC (a)	3,726	92,815
New York Community Bancorp, Inc.	387,932	3,759,061
NMI Holdings, Inc. (a)	71,407	1,564,527
Northfield Bancorp, Inc.	41,075	457,165
Northwest Bancshares, Inc.	115,666	1,368,329
Ocwen Financial Corp. (a)	5,746	135,606
OP Bancorp	8,169	59,634
PCSB Financial Corp.	13,638	208,798
PDL Community Bancorp (a)	1,821	19,849
Pennymac Financial Services, Inc.	34,372	1,981,202
Pioneer Bancorp, Inc. (a)	8,267	86,142
Provident Bancorp, Inc.	12,024	121,442
Provident Financial Holdings, Inc.	2,705	38,952
Provident Financial Services, Inc.	59,647	934,668
Prudential Bancorp, Inc.	6,181	80,538
Radian Group, Inc.	158,873	2,999,522
Randolph Bancorp, Inc. (a)	4,697	80,319
Riverview Bancorp, Inc. (b)	12,078	63,772
Rocket Cos., Inc. (a)(b)	83,294	1,725,852
Security National Financial Corp. Class A	7,473	59,859
Severn Bancorp, Inc.	4,434	30,506
Southern Missouri Bancorp, Inc.	6,912	208,812
Standard AVB Financial Corp.	3,975	130,261
Sterling Bancorp, Inc.	13,300	52,003
Territorial Bancorp, Inc.	6,209	138,523
TFS Financial Corp.	39,762	683,906
Timberland Bancorp, Inc.	6,187	147,436
Trustco Bank Corp., New York	77,648	471,323
Walker & Dunlop, Inc.	24,336	1,947,123
Washington Federal, Inc.	65,437	1,529,263
Waterstone Financial, Inc.	20,104	353,127
Westfield Financial, Inc.	18,119	121,035
WMI Holdings Corp. (a)	60,386	1,609,891
WSFS Financial Corp.	44,133	1,682,791
		43,553,962

TOTAL FINANCIALS		3,261,211,017

HEALTH CARE - 13.8%
Biotechnology - 2.8%
89Bio, Inc. (a)	4,486	121,167
AbbVie, Inc.	1,460,696	152,759,588
Abeona Therapeutics, Inc. (a)	50,441	81,714
ACADIA Pharmaceuticals, Inc. (a)	95,971	5,437,717
Acceleron Pharma, Inc. (a)	43,319	5,114,674
Acorda Therapeutics, Inc. (a)(b)	29,011	19,374
Actinium Pharmaceuticals, Inc. (a)(b)	10,961	120,571
Adamas Pharmaceuticals, Inc. (a)	19,358	87,692
ADMA Biologics, Inc. (a)(b)	69,328	141,429
Advaxis, Inc. (a)	55,640	16,414
Adverum Biotechnologies, Inc. (a)	73,044	992,668
Aeglea BioTherapeutics, Inc. (a)	31,296	267,894
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	413
Agenus, Inc. (a)(b)	119,266	441,284
AgeX Therapeutics, Inc. (a)(b)	10,213	18,077
Agios Pharmaceuticals, Inc. (a)	46,977	2,175,975
Aileron Therapeutics, Inc. (a)(b)	23,388	25,493
Akebia Therapeutics, Inc. (a)(b)	125,616	415,789
Akero Therapeutics, Inc. (a)	13,800	397,164
Akouos, Inc. (a)(b)	10,286	212,714
Albireo Pharma, Inc. (a)	15,609	580,811
Aldeyra Therapeutics, Inc. (a)	30,520	214,556
Alector, Inc. (a)(b)	41,028	537,877
Alexion Pharmaceuticals, Inc. (a)	181,712	22,188,852
Alkermes PLC (a)	130,734	2,387,203
Allakos, Inc. (a)(b)	25,912	2,773,361
Allena Pharmaceuticals, Inc. (a)(b)	8,476	11,443
Allogene Therapeutics, Inc. (a)(b)	53,827	1,671,328
Allovir, Inc. (a)	14,672	581,158
Alnylam Pharmaceuticals, Inc. (a)	96,580	12,546,708
Alpine Immune Sciences, Inc. (a)	6,785	66,222
Altimmune, Inc. (a)(b)	21,065	257,625
ALX Oncology Holdings, Inc. (a)(b)	7,763	597,208
Amgen, Inc.	484,906	107,668,528
Amicus Therapeutics, Inc. (a)	215,867	4,941,196
AnaptysBio, Inc. (a)	18,996	489,907
Anavex Life Sciences Corp. (a)(b)	45,850	244,381
Anika Therapeutics, Inc. (a)	10,775	407,295
Anixa Biosciences, Inc. (a)	7,437	19,634
Annexon, Inc. (a)	11,238	271,960
Apellis Pharmaceuticals, Inc. (a)(b)	46,263	2,180,838
Applied Genetic Technologies Corp. (a)	17,773	78,912
Applied Molecular Transport, Inc. (b)	16,450	510,444
Applied Therapeutics, Inc. (a)	10,489	242,925
Aprea Therapeutics, Inc. (a)(b)	9,373	236,575
Aptevo Therapeutics, Inc. (a)	2,783	121,701
Aptinyx, Inc. (a)	20,881	82,898
AquaBounty Technologies, Inc. (a)(b)	12,171	70,592
Aravive, Inc. (a)(b)	5,497	31,938
Arbutus Biopharma Corp. (a)	51,081	231,397
Arcturus Therapeutics Holdings, Inc. (a)(b)	15,700	1,440,632
Arcus Biosciences, Inc. (a)(b)	37,117	1,010,696
Arcutis Biotherapeutics, Inc. (a)	12,599	341,685
Ardelyx, Inc. (a)	49,183	309,853
Arena Pharmaceuticals, Inc. (a)(b)	47,808	3,149,113
Aridis Pharmaceuticals, Inc. (a)(b)	2,503	17,521
Arrowhead Pharmaceuticals, Inc. (a)(b)	84,974	5,313,424
Assembly Biosciences, Inc. (a)	25,950	149,602
Atara Biotherapeutics, Inc. (a)(b)	62,776	1,455,775
Athenex, Inc. (a)(b)	55,291	753,616
Athersys, Inc. (a)(b)	137,048	253,539
Atossa Therapeutics, Inc. (a)(b)	10,240	18,022
Atreca, Inc. (a)(b)	21,151	328,687
aTyr Pharma, Inc. (a)	138	602
AVEO Pharmaceuticals, Inc. (a)	13,963	75,121
Avid Bioservices, Inc. (a)(b)	40,537	369,697
Avidity Biosciences, Inc. (b)	16,952	507,543
Avita Therapeutics, Inc. (a)	20,526	443,772
AVROBIO, Inc. (a)	23,430	322,631
Axcella Health, Inc. (a)	14,258	81,271
Beam Therapeutics, Inc. (b)	18,146	907,300
Bellicum Pharmaceuticals, Inc. (a)(b)	2,237	8,255
Bio Path Holdings, Inc. (a)(b)	920	3,257
Biocept, Inc. (a)(b)	12,210	56,410
BioCryst Pharmaceuticals, Inc. (a)(b)	140,715	719,054
Biogen, Inc. (a)	131,044	31,472,837
Biohaven Pharmaceutical Holding Co. Ltd. (a)	42,179	3,751,822
BioMarin Pharmaceutical, Inc. (a)	150,594	11,851,748
Biospecifics Technologies Corp. (a)	5,229	462,244
BioTime, Inc. (a)(b)	133,403	190,766
BioXcel Therapeutics, Inc. (a)(b)	12,513	550,572
Black Diamond Therapeutics, Inc. (a)(b)	11,681	389,445
bluebird bio, Inc. (a)	54,312	2,394,616
Blueprint Medicines Corp. (a)	45,949	4,966,168
BrainStorm Cell Therpeutic, Inc. (a)(b)	19,943	110,185
Brickell Biotech, Inc. (a)	276	188
Bridgebio Pharma, Inc. (a)(b)	64,522	3,241,585
Cabaletta Bio, Inc. (a)(b)	8,533	126,971
Calithera Biosciences, Inc. (a)	63,606	312,305
Calyxt, Inc. (a)(b)	6,178	22,982
Cancer Genetics, Inc. (a)	95	246
Capricor Therapeutics, Inc. (a)(b)	16,006	67,225
Cardiff Oncology, Inc. (a)(b)	16,123	398,399
CareDx, Inc. (a)	41,064	2,347,629
CASI Pharmaceuticals, Inc. (a)(b)	48,861	121,664
Catabasis Pharmaceuticals, Inc. (a)	15,182	25,050
Catalyst Biosciences, Inc. (a)	15,200	94,240
Catalyst Pharmaceutical Partners, Inc. (a)	74,186	271,521
Cel-Sci Corp. (a)(b)	30,727	384,088
Celcuity, Inc. (a)	3,002	29,630
Celldex Therapeutics, Inc. (a)(b)	33,189	746,753
Cellular Biomedicine Group, Inc. (a)	10,140	186,475
Celsion Corp. (a)	31,723	21,331
Checkmate Pharmaceuticals, Inc. (b)	2,926	35,492
Checkpoint Therapeutics, Inc. (a)	33,203	79,687
ChemoCentryx, Inc. (a)	41,207	2,272,566
Chimerix, Inc. (a)	38,459	144,990
Chinook Therapeutics, Inc. (a)	8,006	111,924
Chinook Therapeutics, Inc. rights (a)(c)	8,006	400
Cidara Therapeutics, Inc. (a)	21,577	50,490
Cleveland Biolabs, Inc. (a)	523	1,642
Clovis Oncology, Inc. (a)(b)	74,395	366,023
Cogent Biosciences, Inc. (a)(b)	4,694	46,048
Cogent Biosciences, Inc. rights (a)(c)	4,804	0
CohBar, Inc. (a)	25,615	34,580
Coherus BioSciences, Inc. (a)	51,652	953,496
Concert Pharmaceuticals, Inc. (a)	20,396	232,514
Constellation Pharmaceuticals, Inc. (a)	24,304	615,863
ContraFect Corp. (a)(b)	19,016	120,181
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	44,962	54,854
Cortexyme, Inc. (a)	11,435	555,741
Corvus Pharmaceuticals, Inc. (a)(b)	13,423	53,558
Crinetics Pharmaceuticals, Inc. (a)	13,588	181,672
CTI BioPharma Corp. (a)	42,248	152,093
Cue Biopharma, Inc. (a)	21,606	302,160
Curis, Inc. (a)(b)	23,763	34,456
Cyclacel Pharmaceuticals, Inc. (a)	14	55
Cyclerion Therapeutics, Inc. (a)	21,485	66,174
Cytokinetics, Inc. (a)	59,010	991,368
CytomX Therapeutics, Inc. (a)	35,446	266,554
Deciphera Pharmaceuticals, Inc. (a)	33,383	2,063,069
Denali Therapeutics, Inc. (a)	66,347	4,045,177
DermTech, Inc. (a)(b)	10,450	129,371
DiaMedica Therapeutics, Inc. (a)	5,201	29,126
Dicerna Pharmaceuticals, Inc. (a)	55,019	1,390,330
Diffusion Pharmaceuticals, Inc. (a)	32,198	24,538
Dyadic International, Inc. (a)	15,307	89,699
Dynavax Technologies Corp. (a)(b)	77,766	395,051
Eagle Pharmaceuticals, Inc. (a)(b)	11,062	503,321
Edge Therapeutics, Inc. (a)	9,081	19,615
Editas Medicine, Inc. (a)(b)	52,187	1,596,400
Eidos Therapeutics, Inc. (a)	9,029	831,210
Eiger Biopharmaceuticals, Inc. (a)	22,449	205,184
Emergent BioSolutions, Inc. (a)	37,463	3,069,344
Enanta Pharmaceuticals, Inc. (a)	15,034	619,401
Enochian Biosciences, Inc. (a)(b)	16,088	46,655
Epizyme, Inc. (a)(b)	77,918	1,070,593
Equillium, Inc. (a)	5,806	30,191
Esperion Therapeutics, Inc. (a)(b)	21,965	622,049
Evelo Biosciences, Inc. (a)(b)	14,984	76,868
Exact Sciences Corp. (a)	124,422	15,062,527
Exelixis, Inc. (a)	257,362	4,931,056
Exicure, Inc. (a)	54,440	84,926
Fate Therapeutics, Inc. (a)	60,853	3,557,771
FibroGen, Inc. (a)	69,068	2,853,199
Five Prime Therapeutics, Inc. (a)	36,652	689,058
Flexion Therapeutics, Inc. (a)(b)	38,056	407,580
Forma Therapeutics Holdings, Inc.	13,392	585,766
Forte Biosciences, Inc. (a)(b)	7,056	247,877
Fortress Biotech, Inc. (a)	53,337	146,677
Frequency Therapeutics, Inc. (a)(b)	26,754	767,840
G1 Therapeutics, Inc. (a)(b)	22,000	401,720
Galectin Therapeutics, Inc. (a)(b)	34,533	89,786
Galera Therapeutics, Inc. (a)	4,662	50,909
Generation Bio Co. (b)	9,349	450,809
Genocea Biosciences, Inc. (a)(b)	12,239	26,191
Genprex, Inc. (a)(b)	22,815	73,692
Geron Corp. (a)(b)	243,209	453,585
Gilead Sciences, Inc.	1,038,096	62,981,284
Global Blood Therapeutics, Inc. (a)(b)	49,968	2,294,031
GlycoMimetics, Inc. (a)	21,677	81,506
Gossamer Bio, Inc. (a)(b)	37,944	335,425
Gritstone Oncology, Inc. (a)	15,591	47,553
Halozyme Therapeutics, Inc. (a)(b)	106,454	4,162,351
Harpoon Therapeutics, Inc. (a)	11,797	176,011
Heat Biologics, Inc. (a)(b)	101,527	113,710
Hemispherx Biopharma, Inc. (a)(b)	33,706	62,019
Heron Therapeutics, Inc. (a)	68,848	1,193,136
Histogen, Inc. (a)	1,077	1,712
Homology Medicines, Inc. (a)	26,226	258,064
Hookipa Pharma, Inc. (a)(b)	10,567	122,577
iBio, Inc. (a)	146,121	217,720
Ideaya Biosciences, Inc. (a)	11,805	164,562
Idera Pharmaceuticals, Inc. (a)(b)	20,633	85,214
IGM Biosciences, Inc. (a)(b)	5,878	392,533
Immucell Corp. (a)	7,193	44,956
Immunic, Inc. (a)	11,932	223,486
ImmunoGen, Inc. (a)	148,719	810,519
Immunovant, Inc. (a)	32,773	1,612,104
Incyte Corp. (a)	154,666	13,075,464
Infinity Pharmaceuticals, Inc. (a)	59,850	119,700
Inmune Bio, Inc. (a)(b)	5,412	48,059
Inovio Pharmaceuticals, Inc. (a)(b)	139,585	1,705,729
Inozyme Pharma, Inc. (a)(b)	4,900	127,498
Insmed, Inc. (a)	84,592	3,299,934
Intellia Therapeutics, Inc. (a)(b)	44,953	1,765,304
Intercept Pharmaceuticals, Inc. (a)(b)	22,798	809,557
Invitae Corp. (a)(b)	109,569	5,440,101
Ionis Pharmaceuticals, Inc. (a)	116,695	5,896,598
Iovance Biotherapeutics, Inc. (a)	114,547	4,445,569
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	132,780	1,529,626
IsoRay, Inc. (a)	55,167	20,660
iTeos Therapeutics, Inc. (a)	7,697	206,203
Iveric Bio, Inc. (a)	66,286	452,071
Jounce Therapeutics, Inc. (a)	10,614	75,890
Kadmon Holdings, Inc. (a)(b)	124,664	543,535
Kalvista Pharmaceuticals, Inc. (a)	9,929	185,772
Karuna Therapeutics, Inc. (a)	13,736	1,370,441
Karyopharm Therapeutics, Inc. (a)(b)	56,345	957,302
Keros Therapeutics, Inc.	5,176	391,357
Kezar Life Sciences, Inc. (a)	31,144	204,928
Kindred Biosciences, Inc. (a)	29,847	116,105
Kiniksa Pharmaceuticals Ltd. (a)	18,985	354,260
Kodiak Sciences, Inc. (a)(b)	25,900	3,539,753
Krystal Biotech, Inc. (a)	11,722	644,007
Kura Oncology, Inc. (a)	46,935	1,703,741
La Jolla Pharmaceutical Co. (a)(b)	15,615	77,607
Larimar Therapeutics, Inc. (a)	9,722	216,023
Leap Therapeutics, Inc. (a)	35,441	56,706
Lexicon Pharmaceuticals, Inc. (a)(b)	27,788	42,516
Ligand Pharmaceuticals, Inc. Class B (a)(b)	13,338	1,125,327
LogicBio Therapeutics, Inc. (a)	3,959	27,594
Macrogenics, Inc. (a)	45,476	1,049,131
Madrigal Pharmaceuticals, Inc. (a)(b)	7,311	853,852
Magenta Therapeutics, Inc. (a)	19,616	140,254
MannKind Corp. (a)(b)	201,765	601,260
Marker Therapeutics, Inc. (a)	18,701	31,792
Matinas BioPharma Holdings, Inc. (a)(b)	102,071	109,216
MediciNova, Inc. (a)(b)	32,343	192,117
MEI Pharma, Inc. (a)	66,808	192,407
Merrimack Pharmaceuticals, Inc. (b)	6,570	25,754
Mersana Therapeutics, Inc. (a)	45,628	1,162,601
Minerva Neurosciences, Inc. (a)	26,227	102,023
Miragen Therapeutics, Inc. (a)	2,217	39,108
Miragen Therapeutics, Inc. rights (a)(c)	33,262	0
Mirati Therapeutics, Inc. (a)	36,450	8,669,633
Mirum Pharmaceuticals, Inc. (a)(b)	8,331	195,362
Moderna, Inc. (a)(b)	248,322	37,928,702
Molecular Templates, Inc. (a)	27,694	247,861
Moleculin Biotech, Inc. (a)	11,050	8,619
Morphic Holding, Inc. (a)	8,266	259,304
Mustang Bio, Inc. (a)	32,268	119,392
Myriad Genetics, Inc. (a)	63,266	1,109,686
NanoViricides, Inc. (a)(b)	3,748	14,655
NantKwest, Inc. (a)(b)	32,209	308,562
Natera, Inc. (a)	63,616	5,615,384
Navidea Biopharmaceuticals, Inc. (a)	17,813	43,107
Neoleukin Therapeutics, Inc. (a)(b)	26,680	338,569
Neubase Therapeutics, Inc. (a)(b)	15,957	122,390
Neurobo Pharmaceuticals, Inc. (a)	885	4,788
Neurobo Pharmaceuticals, Inc. rights (a)(c)	159	0
Neurocrine Biosciences, Inc. (a)	77,552	7,362,787
Neurotrope, Inc. (a)	2,281	2,395
NewLink Genetics Corp. (a)(b)	1,359	20,507
NextCure, Inc. (a)	10,518	106,442
Nkarta, Inc. (a)	14,831	493,576
Novavax, Inc. (a)(b)	46,923	6,545,759
Nurix Therapeutics, Inc. (a)	8,510	362,696
Ocugen, Inc. (a)	45,228	14,441
Ocuphire Pharma, Inc. (a)	259	1,595
Ocuphire Pharma, Inc. rights (a)(c)	259	236
OncoCyte Corp. (a)	44,866	86,591
OncoSec Medical, Inc. (a)	3,973	20,660
Oncternal Therapeutics, Inc. (a)	2,013	5,616
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
OpGen, Inc.(a)(b)	12,790	25,452
Opko Health, Inc. (a)(b)	363,158	1,685,053
Oragenics, Inc. (a)(b)	38,630	16,418
Organogenesis Holdings, Inc. Class A (a)	29,003	149,365
Organovo Holdings, Inc. (a)(b)	4,972	42,511
Orgenesis, Inc. (a)	9,520	46,267
ORIC Pharmaceuticals, Inc. (a)(b)	6,794	230,385
Outlook Therapeutics, Inc. (a)	28,510	34,212
OvaScience, Inc. (a)	6,045	11,183
Ovid Therapeutics, Inc. (a)	27,543	188,394
Oyster Point Pharma, Inc. (a)(b)	9,246	202,765
Palatin Technologies, Inc. (a)(b)	172,465	76,092
Pandion Therapeutics, Inc. (a)(b)	5,133	90,392
Passage Bio, Inc.	13,569	278,300
PDL BioPharma, Inc. (a)(b)	91,243	230,845
PhaseBio Pharmaceuticals, Inc. (a)(b)	9,554	36,305
Pieris Pharmaceuticals, Inc. (a)(b)	31,200	91,104
Polarityte, Inc. (a)(b)	11,218	8,077
Poseida Therapeutics, Inc. (a)(b)	9,858	114,451
Precigen, Inc. (a)(b)	56,446	447,052
Precision BioSciences, Inc. (a)	32,958	410,986
Prevail Therapeutics, Inc. (a)	5,303	54,462
Protagonist Therapeutics, Inc. (a)	29,675	716,948
Protara Therapeutics, Inc. (a)	3,092	74,363
Proteostasis Therapeutics, Inc. (a)	24,450	25,917
Prothena Corp. PLC (a)	25,310	286,509
PTC Therapeutics, Inc. (a)	56,111	3,510,865
Puma Biotechnology, Inc. (a)	26,391	296,899
Qualigen Therapeutics, Inc. (a)(b)	12,716	44,252
Radius Health, Inc. (a)	41,679	657,695
RAPT Therapeutics, Inc. (a)(b)	7,559	163,804
Recro Pharma, Inc. (a)	11,148	26,644
Regeneron Pharmaceuticals, Inc. (a)	86,621	44,699,035
REGENXBIO, Inc. (a)	23,982	835,533
Regulus Therapeutics, Inc. (a)	2,109	1,329
Relay Therapeutics, Inc. (a)(b)	17,404	927,807
Repligen Corp. (a)	40,528	7,686,946
Replimune Group, Inc. (a)	21,147	1,092,877
Revolution Medicines, Inc.	34,556	1,507,678
Rhythm Pharmaceuticals, Inc. (a)(b)	23,518	727,882
Rigel Pharmaceuticals, Inc. (a)	152,035	460,666
Rocket Pharmaceuticals, Inc. (a)(b)	31,137	964,002
Rubius Therapeutics, Inc. (a)(b)	26,347	165,196
Sage Therapeutics, Inc. (a)	43,313	3,209,060
Salarius Pharmaceuticals, Inc. (a)(b)	121	82
Salarius Pharmaceuticals, Inc. rights (a)(c)	2,725	335
Sangamo Therapeutics, Inc. (a)(b)	101,112	1,010,109
Sarepta Therapeutics, Inc. (a)	65,575	9,236,895
Savara, Inc. (a)	16,342	21,898
Scholar Rock Holding Corp. (a)	14,772	735,941
Seagen, Inc. (a)	101,132	17,223,791
Selecta Biosciences, Inc. (a)(b)	78,235	262,870
Sellas Life Sciences Group, Inc. (a)(b)	2,078	7,751
Seneca Biopharma, Inc. (a)(b)	122	79
Seres Therapeutics, Inc. (a)(b)	43,409	1,198,522
Sesen Bio, Inc. (a)	74,959	92,949
Soleno Therapeutics, Inc. (a)	31,202	61,156
Solid Biosciences, Inc. (a)	13,643	45,158
Soligenix, Inc. (a)(b)	18,600	42,222
Sorrento Therapeutics, Inc. (a)(b)	169,820	1,392,524
Spectrum Pharmaceuticals, Inc. (a)	112,236	528,632
Spero Therapeutics, Inc. (a)(b)	13,529	224,176
Spring Bank Pharmaceuticals, Inc. (a)	1,555	10,932
Springworks Therapeutics, Inc. (a)(b)	22,459	1,469,717
Stoke Therapeutics, Inc. (a)(b)	11,760	612,578
Sunesis Pharmaceuticals, Inc. (a)(b)	4,926	9,162
Surface Oncology, Inc. (a)	18,787	169,834
Sutro Biopharma, Inc. (a)	20,870	356,877
Syndax Pharmaceuticals, Inc. (a)	25,207	584,046
Synlogic, Inc. (a)	10,050	23,517
Synthetic Biologics, Inc. (a)	714	266
Syros Pharmaceuticals, Inc. (a)(b)	28,332	230,906
T2 Biosystems, Inc. (a)(b)	104,083	115,532
TCR2 Therapeutics, Inc. (a)	18,143	494,306
TG Therapeutics, Inc. (a)	86,656	2,542,487
TONIX Pharmaceuticals Holding (a)	90,881	55,537
TRACON Pharmaceuticals, Inc. (a)	5,358	53,794
Translate Bio, Inc. (a)(b)	58,112	1,291,249
Travere Therapeutics, Inc. (a)	38,596	885,006
Trevena, Inc. (a)(b)	119,229	299,265
Turning Point Therapeutics, Inc. (a)	34,295	3,652,418
Twist Bioscience Corp. (a)	31,697	3,541,823
Tyme, Inc. (a)(b)	24,524	25,750
Ultragenyx Pharmaceutical, Inc. (a)	50,890	6,032,501
uniQure B.V. (a)(b)	31,887	1,533,127
United Therapeutics Corp. (a)	37,128	4,924,658
UNITY Biotechnology, Inc. (a)(b)	20,844	125,689
Vanda Pharmaceuticals, Inc. (a)	49,767	607,655
Vaxart, Inc. (a)(b)	88,140	703,357
Vaxcyte, Inc. (b)	15,969	512,605
VBI Vaccines, Inc. (a)(b)	174,555	597,851
Veracyte, Inc. (a)	46,942	2,558,808
Verastem, Inc. (a)	146,862	295,193
Vericel Corp. (a)	38,556	984,720
Vertex Pharmaceuticals, Inc. (a)	215,895	49,170,086
Viela Bio, Inc. (a)(b)	12,888	494,126
Viking Therapeutics, Inc. (a)(b)	46,990	302,146
Vir Biotechnology, Inc. (a)(b)	54,075	1,723,911
VistaGen Therapeutics, Inc. (a)(b)	52,480	40,016
Voyager Therapeutics, Inc. (a)(b)	20,589	171,300
vTv Therapeutics, Inc. Class A (a)(b)	1,569	3,264
X4 Pharmaceuticals, Inc. (a)	14,125	93,225
Xbiotech, Inc. (a)	12,145	231,484
Xencor, Inc. (a)	49,298	2,086,291
XOMA Corp. (a)(b)	9,163	303,387
Y-mAbs Therapeutics, Inc. (a)	20,941	1,065,269
Yield10 Bioscience, Inc. (a)	5	35
Zentalis Pharmaceuticals, Inc. (b)	10,884	554,649
ZIOPHARM Oncology, Inc. (a)(b)	160,869	450,433
		866,223,885
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	1,465,563	158,603,228
Abiomed, Inc. (a)	37,293	10,222,011
Accelerate Diagnostics, Inc. (a)(b)	22,998	180,074
Accuray, Inc. (a)	79,088	352,732
Acutus Medical, Inc. (a)(b)	9,788	278,175
Aethlon Medical, Inc. (a)(b)	8,866	16,491
Akers Biosciences, Inc. (a)	230	469
Align Technology, Inc. (a)	59,322	28,551,085
Allied Healthcare Products, Inc. (a)(b)	2,823	14,313
Alphatec Holdings, Inc. (a)(b)	32,843	344,852
Angiodynamics, Inc. (a)	29,474	419,120
Antares Pharma, Inc. (a)(b)	138,044	430,697
Apollo Endosurgery, Inc. (a)	30	144
Aspira Women's Health, Inc. (a)(b)	50,053	243,258
Atricure, Inc. (a)	37,920	1,648,762
Atrion Corp. (b)	1,250	750,000
Avanos Medical, Inc. (a)	40,371	1,711,327
Avinger, Inc. (a)	178	52
AxoGen, Inc. (a)	30,552	436,588
Axonics Modulation Technologies, Inc. (a)(b)	24,685	1,083,425
Baxter International, Inc.	418,735	31,853,171
Becton, Dickinson & Co.	239,934	56,346,101
Bellerophon Therapeutics, Inc. (a)	5,753	41,191
Beyond Air, Inc. (a)(b)	8,668	46,287
BioLase Technology, Inc. (a)	1,838	553
BioLife Solutions, Inc. (a)	21,286	766,083
Biomerica, Inc. (a)(b)	5,936	41,255
BioSig Technologies, Inc. (a)	19,208	88,357
Boston Scientific Corp. (a)	1,182,919	39,213,765
Bovie Medical Corp. (a)	17,133	131,067
Cantel Medical Corp.	31,227	1,855,821
Cardiovascular Systems, Inc. (a)	33,853	1,166,574
Cerus Corp. (a)	143,513	954,361
Chembio Diagnostics, Inc. (a)(b)	11,311	64,925
Co.-Diagnostics, Inc. (a)(b)	22,299	261,344
ConforMis, Inc. (a)(b)	41,372	26,499
CONMED Corp. (b)	23,732	2,418,053
Cryolife, Inc. (a)(b)	32,846	683,854
CryoPort, Inc. (a)(b)	32,605	1,586,233
Cutera, Inc. (a)	14,178	354,734
CytoSorbents Corp. (a)(b)	35,551	298,273
Danaher Corp.	522,480	117,364,682
Dare Bioscience, Inc. (a)(b)	5,086	7,527
DarioHealth Corp. (a)	4,215	52,940
Delcath Systems, Inc. (a)(b)	2,946	49,375
Dentsply Sirona, Inc.	180,905	9,206,255
DexCom, Inc. (a)	79,262	25,338,476
Edwards Lifesciences Corp. (a)	514,514	43,162,579
Ekso Bionics Holdings, Inc. (a)(b)	2,228	12,766
electroCore, Inc. (a)(b)	21,795	32,693
Electromed, Inc. (a)	3,835	38,695
ENDRA Life Sciences, Inc. (a)(b)	985	809
Envista Holdings Corp. (a)	132,160	3,929,117
Fonar Corp. (a)	4,350	83,564
Genmark Diagnostics, Inc. (a)	57,002	762,117
Glaukos Corp. (a)(b)	36,789	2,482,522
Globus Medical, Inc. (a)	62,529	3,756,742
Haemonetics Corp. (a)	42,032	4,743,311
Helius Medical Technologies, Inc. (U.S.) (a)	7,841	2,956
Heska Corp. (a)	7,573	946,625
Hill-Rom Holdings, Inc.	55,268	5,242,722
Hologic, Inc. (a)	214,361	14,818,776
ICU Medical, Inc. (a)	16,217	3,060,148
IDEXX Laboratories, Inc. (a)	70,385	32,446,077
Inari Medical, Inc.	7,127	492,262
Inogen, Inc. (a)	15,845	555,684
Insulet Corp. (a)	54,395	14,018,135
Integer Holdings Corp. (a)	27,425	1,977,068
Integra LifeSciences Holdings Corp. (a)	58,928	3,225,129
IntriCon Corp. (a)(b)	6,616	114,721
Intuitive Surgical, Inc. (a)	96,810	70,288,901
Invacare Corp.	26,804	228,638
InVivo Therapeutics Holdings Corp. (a)	19	12
IRadimed Corp. (a)(b)	4,425	108,457
iRhythm Technologies, Inc. (a)	23,876	5,837,921
Iridex Corp. (a)	12,154	20,540
Kewaunee Scientific Corp. (a)	406	3,861
Lantheus Holdings, Inc. (a)	52,916	696,375
LeMaitre Vascular, Inc. (b)	14,883	586,241
LENSAR, Inc. (a)	6,923	59,330
LivaNova PLC (a)	40,237	2,126,525
Masimo Corp. (a)	41,854	10,651,424
Medtronic PLC	1,112,238	126,461,461
Meridian Bioscience, Inc. (a)	36,420	688,338
Merit Medical Systems, Inc. (a)	40,882	2,251,372
Mesa Laboratories, Inc.	4,167	1,132,424
Microbot Medical, Inc. (a)(b)	4,719	38,413
Milestone Scientific, Inc. (a)(b)	22,602	37,971
Misonix, Inc. (a)	9,501	132,444
Motus GI Holdings, Inc. (a)	19,367	18,009
MRI Interventions, Inc. (a)	10,093	107,995
Myomo, Inc. (a)	108	797
Natus Medical, Inc. (a)	29,752	622,412
Nemaura Medical, Inc. (a)(b)	4,601	18,864
Neogen Corp. (a)	44,028	3,267,758
Neuronetics, Inc. (a)	13,028	112,171
Nevro Corp. (a)	28,352	4,571,760
Novocure Ltd. (a)	69,462	8,727,900
NuVasive, Inc. (a)	42,257	1,957,344
OraSure Technologies, Inc. (a)	60,249	722,988
Orthofix International NV (a)	17,120	629,331
OrthoPediatrics Corp. (a)(b)	10,889	498,281
PAVmed, Inc. (a)(b)	38,896	75,458
Penumbra, Inc. (a)(b)	27,801	6,169,042
Predictive Oncology, Inc. (a)	569	400
Pro-Dex, Inc. (a)	3,251	122,303
Pulse Biosciences, Inc. (a)(b)	10,670	158,983
Pulse Biosciences, Inc. warrants 5/14/25 (a)(b)	201	1,879
Quidel Corp. (a)	31,637	6,170,797
Quotient Ltd. (a)	63,321	439,448
Repro Medical Systems, Inc. (a)	20,549	92,471
ResMed, Inc.	120,030	25,158,288
Retractable Technologies, Inc. (a)(b)	12,427	143,905
Rockwell Medical Technologies, Inc. (a)	46,498	48,823
RTI Biologics, Inc. (a)	53,555	121,034
Seaspine Holdings Corp. (a)	18,408	261,762
Second Sight Medical Products, Inc. (a)	1,727	1,679
Senseonics Holdings, Inc. (a)(b)	126,250	46,713
Shockwave Medical, Inc. (a)	25,781	2,522,155
SI-BONE, Inc. (a)	19,112	442,634
Sientra, Inc. (a)	41,824	216,230
Silk Road Medical, Inc. (a)	28,304	1,621,819
Sintx Technologies, Inc. (a)(b)	16,443	31,242
SmileDirectClub, Inc. (a)(b)	68,006	836,474
Soliton, Inc. (a)	8,885	81,564
Staar Surgical Co. (a)	38,138	2,718,095
Stereotaxis, Inc. (a)	49,815	214,205
STERIS PLC	70,425	13,649,069
STRATA Skin Sciences, Inc. (a)	2,761	4,500
Stryker Corp.	270,371	63,104,591
SurModics, Inc. (a)	12,322	461,336
Tactile Systems Technology, Inc. (a)(b)	15,497	668,076
Tandem Diabetes Care, Inc. (a)	50,704	4,760,092
Tela Bio, Inc. (a)	5,754	94,193
Teleflex, Inc.	38,516	14,741,999
The Cooper Companies, Inc.	40,744	13,658,204
Thermogenesis Holdings, Inc. (a)	24	60
TransEnterix, Inc. (a)(b)	9,426	4,430
TransMedics Group, Inc. (a)	21,632	321,668
Utah Medical Products, Inc. (b)	2,765	238,702
Vapotherm, Inc. (a)(b)	17,362	436,828
Varex Imaging Corp. (a)	34,644	577,862
Varian Medical Systems, Inc. (a)	75,088	13,063,810
Venus Concept, Inc. (a)(b)	10,059	23,940
ViewRay, Inc. (a)	90,046	345,777
VolitionRx Ltd. (a)(b)	25,510	83,673
West Pharmaceutical Services, Inc.	61,150	16,826,034
Zimmer Biomet Holdings, Inc.	171,139	25,520,248
Zosano Pharma Corp. (a)(b)	39,818	26,272
Zynex, Inc. (a)(b)	16,238	226,682
		1,090,551,484
Health Care Providers& Services - 2.5%
1Life Healthcare, Inc. (a)(b)	60,025	1,973,022
Acadia Healthcare Co., Inc. (a)	73,888	3,136,546
Addus HomeCare Corp. (a)	12,571	1,247,672
Amedisys, Inc. (a)	26,904	6,585,830
American Renal Associates Holdings, Inc. (a)	11,065	126,252
AmerisourceBergen Corp.	121,729	12,551,477
AMN Healthcare Services, Inc. (a)	39,281	2,559,550
Anthem, Inc.	208,096	64,826,066
Apollo Medical Holdings, Inc. (a)	14,223	259,143
Avalon GloboCare Corp. (a)(b)	12,514	15,768
BioScrip, Inc. (a)	46,131	726,563
BioTelemetry, Inc. (a)	28,866	1,599,465
Brookdale Senior Living, Inc. (a)	153,172	649,449
Caladrius Biosciences, Inc. (a)	2,809	4,270
Capital Senior Living Corp. (a)	15,844	13,784
Cardinal Health, Inc.	241,353	13,175,460
Castle Biosciences, Inc. (a)(b)	11,784	560,447
Centene Corp. (a)	479,497	29,560,990
Chemed Corp.	13,124	6,276,553
Cigna Corp.	303,805	63,537,778
Community Health Systems, Inc. (a)(b)	91,417	747,791
Corvel Corp. (a)	8,003	716,669
Covetrus, Inc. (a)	81,787	2,209,476
Cross Country Healthcare, Inc. (a)	27,551	239,694
CVS Health Corp.	1,082,421	73,377,320
DaVita HealthCare Partners, Inc. (a)	61,938	6,803,889
DFB Healthcare Acquisitions Co. (a)	32,317	964,986
Encompass Health Corp.	82,079	6,613,926
Enzo Biochem, Inc. (a)	29,748	64,553
Exagen, Inc. (a)(b)	3,706	55,071
Five Star Senior Living, Inc. (a)	13,400	79,060
Fulgent Genetics, Inc. (a)(b)	9,947	446,819
Genesis HealthCare, Inc. Class A (a)	42,058	21,218
Guardant Health, Inc. (a)	70,014	8,480,096
Hanger, Inc. (a)	33,081	750,608
HCA Holdings, Inc.	218,128	32,743,194
HealthEquity, Inc. (a)(b)	63,432	4,547,440
Henry Schein, Inc. (a)	117,738	7,571,731
Humana, Inc.	109,380	43,808,878
InfuSystems Holdings, Inc. (a)	15,641	250,256
Interpace Diagnostics Group, Inc. (a)(b)	2,309	7,320
Laboratory Corp. of America Holdings (a)	80,551	16,097,312
LHC Group, Inc. (a)	26,146	5,132,983
Magellan Health Services, Inc. (a)	18,637	1,473,255
McKesson Corp.	133,938	24,096,786
MEDNAX, Inc. (a)	70,881	1,432,505
Molina Healthcare, Inc. (a)	49,054	10,013,393
National Healthcare Corp.	10,764	669,736
National Research Corp. Class A	11,863	608,691
Ontrak, Inc. (a)(b)	6,504	322,924
Owens & Minor, Inc.	59,877	1,542,432
Patterson Companies, Inc. (b)	72,809	2,021,178
Pennant Group, Inc. (a)	21,168	1,073,006
PetIQ, Inc. Class A (a)(b)	17,224	495,707
Precipio, Inc. (a)(b)	17,307	38,941
Premier, Inc.	58,300	2,064,986
Progenity, Inc. (b)	4,963	19,902
Progyny, Inc. (a)	30,136	1,069,527
Providence Service Corp. (a)	10,268	1,394,292
Psychemedics Corp.	2,812	12,148
Quest Diagnostics, Inc.	111,064	13,769,715
R1 RCM, Inc. (a)(b)	96,091	1,948,725
RadNet, Inc. (a)	36,755	684,378
Select Medical Holdings Corp. (a)	89,284	2,151,744
Sharps Compliance Corp. (a)	9,318	74,078
Surgery Partners, Inc. (a)	16,925	413,478
Tenet Healthcare Corp. (a)	87,813	2,759,963
The Ensign Group, Inc.	42,028	3,020,552
The Joint Corp. (a)(b)	10,440	262,044
Tivity Health, Inc. (a)	31,702	584,268
Triple-S Management Corp. (a)	20,884	468,010
U.S. Physical Therapy, Inc.	10,878	1,155,461
UnitedHealth Group, Inc.	786,450	264,514,593
Universal Health Services, Inc. Class B	64,136	8,374,879
		769,647,672
Health Care Technology - 0.3%
Accolade, Inc. (a)(b)	12,212	633,925
Allscripts Healthcare Solutions, Inc. (a)	136,917	1,873,025
Castlight Health, Inc. Class B (a)	70,290	88,565
Cerner Corp.	252,459	18,894,032
Change Healthcare, Inc. (a)	190,494	3,263,162
Computer Programs & Systems, Inc.	10,042	285,494
Evolent Health, Inc. (a)(b)	65,639	953,735
Health Catalyst, Inc. (a)(b)	25,552	910,929
HealthStream, Inc. (a)	23,940	447,199
HMS Holdings Corp. (a)	74,052	2,326,714
HTG Molecular Diagnostics (a)(b)	1,255	6,815
iCAD, Inc. (a)(b)	15,030	150,601
Inovalon Holdings, Inc. Class A (a)	64,140	1,197,494
Inspire Medical Systems, Inc. (a)	22,122	4,108,940
Medical Transcription Billing Corp. (a)(b)	6,402	66,581
NantHealth, Inc. (a)	27,534	63,328
Nextgen Healthcare, Inc. (a)	47,455	841,852
Omnicell, Inc. (a)	35,709	3,744,089
OptimizeRx Corp. (a)	9,846	260,131
Phreesia, Inc. (a)	25,295	1,117,027
Schrodinger, Inc.	26,906	1,872,119
Simulations Plus, Inc. (b)	12,929	723,636
Tabula Rasa HealthCare, Inc. (a)(b)	16,632	573,139
Teladoc Health, Inc. (a)(b)	98,783	19,635,097
Veeva Systems, Inc. Class A (a)	111,805	30,955,450
Vocera Communications, Inc. (a)	27,627	934,621
		95,927,700
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	53,597	8,206,237
Adaptive Biotechnologies Corp. (a)	67,916	3,274,910
Agilent Technologies, Inc.	255,068	29,817,449
Avantor, Inc. (a)	426,640	11,638,739
Berkeley Lights, Inc. (a)(b)	6,979	578,280
Bio-Rad Laboratories, Inc. Class A (a)	17,683	9,522,296
Bio-Techne Corp.	31,969	9,696,517
Bioanalytical Systems, Inc. (a)	1,887	12,379
BioNano Genomics, Inc. (a)(b)	98,118	48,078
Bruker Corp.	85,054	4,304,583
Champions Oncology, Inc. (a)	2,848	32,382
Charles River Laboratories International, Inc. (a)	40,994	9,613,913
ChromaDex, Inc. (a)	32,911	163,239
Codexis, Inc. (a)	41,529	769,117
Fluidigm Corp. (a)(b)	57,306	358,736
Harvard Bioscience, Inc. (a)	25,217	98,851
Illumina, Inc. (a)	120,830	38,918,135
IQVIA Holdings, Inc. (a)	158,216	26,736,922
Luminex Corp.	37,160	881,807
Medpace Holdings, Inc. (a)	22,568	2,896,828
Mettler-Toledo International, Inc. (a)	19,829	22,804,143
Nanostring Technologies, Inc. (a)	36,296	1,801,733
NeoGenomics, Inc. (a)	91,741	4,365,037
Pacific Biosciences of California, Inc. (a)	148,211	2,343,216
PerkinElmer, Inc.	92,358	12,283,614
Personalis, Inc. (a)	18,781	517,041
PPD, Inc.	89,687	3,139,045
PRA Health Sciences, Inc. (a)	52,984	5,944,805
Quanterix Corp. (a)(b)	19,111	825,404
Syneos Health, Inc. (a)	57,699	3,798,902
Thermo Fisher Scientific, Inc.	327,353	152,212,598
Waters Corp. (a)	51,133	11,863,367
		379,468,303
Pharmaceuticals - 3.4%
AcelRx Pharmaceuticals, Inc. (a)	66,869	100,304
Acer Therapeutics, Inc. (a)(b)	2,754	7,408
Aclaris Therapeutics, Inc. (a)	29,349	98,026
Adamis Pharmaceuticals Corp. (a)	70,605	30,593
Adial Pharmaceuticals, Inc. (a)(b)	5,339	12,440
Aerie Pharmaceuticals, Inc. (a)(b)	39,031	484,375
Aerpio Pharmaceuticals, Inc. (a)(b)	36,950	63,185
Agile Therapeutics, Inc. (a)(b)	58,167	164,031
Alimera Sciences, Inc. (a)	3,266	15,318
Amneal Pharmaceuticals, Inc. (a)(b)	101,348	400,325
Amphastar Pharmaceuticals, Inc. (a)	36,192	642,770
Ampio Pharmaceuticals, Inc. (a)(b)	112,568	103,563
ANI Pharmaceuticals, Inc. (a)	7,417	219,247
Aquestive Therapeutics, Inc. (a)	13,695	96,687
Arvinas Holding Co. LLC (a)	19,778	478,628
Assertio Holdings, Inc. (a)	40,466	16,996
Avenue Therapeutics, Inc. (a)(b)	4,408	14,943
Axsome Therapeutics, Inc. (a)(b)	22,261	1,613,700
Aytu BioScience, Inc. (a)	88,655	78,353
Baudax Bio, Inc. (a)	15,759	18,123
Biodelivery Sciences International, Inc. (a)	83,483	317,235
Bristol-Myers Squibb Co.	1,866,160	116,448,384
Cara Therapeutics, Inc. (a)	33,868	496,844
Cassava Sciences, Inc. (a)(b)	19,336	149,274
Catalent, Inc. (a)	136,227	13,096,864
Cerecor, Inc. (a)	49,606	124,015
Chiasma, Inc. (a)	36,162	154,773
Citius Pharmaceuticals, Inc. (a)(b)	18,242	18,789
Clearside Biomedical, Inc. (a)(b)	34,412	69,168
Cocrystal Pharma, Inc. (a)(b)	31,028	67,020
Collegium Pharmaceutical, Inc. (a)	28,159	520,660
ContraVir Pharmaceuticals, Inc. (a)(b)	10,598	17,699
Corcept Therapeutics, Inc. (a)	86,869	1,966,714
CorMedix, Inc. (a)	27,012	243,108
Cumberland Pharmaceuticals, Inc. (a)	2,110	6,203
CymaBay Therapeutics, Inc. (a)	54,868	411,510
Durect Corp. (a)(b)	156,800	290,080
Elanco Animal Health, Inc. (a)	273,078	8,353,456
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	657,311	95,737,347
Eloxx Pharmaceuticals, Inc. (a)(b)	20,635	59,016
Endo International PLC (a)	193,197	981,441
Eton Pharmaceuticals, Inc. (a)(b)	13,665	108,500
Evofem Biosciences, Inc. (a)	67,960	152,230
Evoke Pharma, Inc. (a)	16,623	51,864
Evolus, Inc. (a)(b)	14,486	54,033
Eyenovia, Inc. (a)	6,934	24,338
Eyepoint Pharmaceuticals, Inc. (a)(b)	48,239	26,290
Fulcrum Therapeutics, Inc. (a)(b)	12,657	144,670
Harrow Health, Inc. (a)	18,830	108,273
Horizon Therapeutics PLC (a)	175,548	12,363,846
Hoth Therapeutics, Inc. (a)	4,904	8,435
IMARA, Inc. (b)	4,202	107,193
Innovate Biopharmaceuticals, Inc. (a)	72,404	70,319
Innoviva, Inc. (a)	50,619	529,222
Intersect ENT, Inc. (a)	28,284	541,073
Intra-Cellular Therapies, Inc. (a)	58,603	1,385,375
Jazz Pharmaceuticals PLC (a)	46,093	6,485,746
Johnson & Johnson	2,179,293	315,300,111
Kala Pharmaceuticals, Inc. (a)(b)	32,310	241,033
Kaleido Biosciences, Inc. (a)(b)	11,633	91,668
Lannett Co., Inc. (a)(b)	25,852	159,248
Lipocine, Inc. (a)(b)	58,962	94,339
Liquidia Technologies, Inc. (a)	17,721	49,442
Lyra Therapeutics, Inc.	3,893	48,351
Marinus Pharmaceuticals, Inc. (a)(b)	24,339	386,747
Merck & Co., Inc.	2,093,931	168,331,113
Nektar Therapeutics (a)(b)	150,106	2,460,237
Neos Therapeutics, Inc. (a)(b)	25,814	14,637
NGM Biopharmaceuticals, Inc. (a)	16,389	388,419
NovaBay Pharmaceuticals, Inc. (a)	180	112
Novan, Inc. (a)(b)	17,491	8,964
Novus Therapeutics, Inc. (a)(b)	74	1,841
Ocular Therapeutix, Inc. (a)	52,523	919,153
Odonate Therapeutics, Inc. (a)	9,424	141,548
Omeros Corp. (a)(b)	49,779	576,939
Onconova Therapeutics, Inc. (a)(b)	143,598	41,643
Opiant Pharmaceuticals, Inc. (a)	615	5,092
OptiNose, Inc. (a)(b)	30,917	125,214
Osmotica Pharmaceuticals PLC (a)	12,730	77,908
Otonomy, Inc. (a)	42,738	192,321
Pacira Biosciences, Inc. (a)	36,027	2,182,876
Paratek Pharmaceuticals, Inc. (a)(b)	34,323	212,459
Perrigo Co. PLC	113,443	5,470,221
Pfizer, Inc.	4,599,738	176,215,963
Phathom Pharmaceuticals, Inc. (a)(b)	10,119	433,296
Phibro Animal Health Corp. Class A	15,812	298,689
Pliant Therapeutics, Inc. (b)	6,897	189,805
Plx Pharma PLC/New (a)	85	509
Prestige Brands Holdings, Inc. (a)	43,082	1,532,427
ProPhase Labs, Inc. (b)	8,240	86,355
Provention Bio, Inc. (a)(b)	38,587	578,419
Pulmatrix, Inc. (a)	18,851	26,014
Reata Pharmaceuticals, Inc. (a)(b)	19,839	3,030,407
Relmada Therapeutics, Inc. (a)(b)	10,150	360,934
resTORbio, Inc. (a)	1,929	23,785
resTORbio, Inc. rights (a)(c)	1,929	0
Revance Therapeutics, Inc. (a)	52,119	1,258,153
Royalty Pharma PLC (b)	67,806	2,888,536
Satsuma Pharmaceuticals, Inc. (a)(b)	4,963	22,334
scPharmaceuticals, Inc. (a)	10,137	93,463
SCYNEXIS, Inc. (a)(b)	3,668	24,392
Seelos Therapeutics, Inc. (a)	13,634	13,361
SIGA Technologies, Inc. (a)	44,532	308,607
Strongbridge Biopharma PLC (a)	34,511	95,595
Supernus Pharmaceuticals, Inc. (a)	44,813	954,517
Teligent, Inc. (a)	4,143	2,362
TFF Pharmaceuticals, Inc. (a)(b)	9,892	155,403
TherapeuticsMD, Inc. (a)(b)	200,784	269,051
Theravance Biopharma, Inc. (a)	40,419	670,551
Titan Pharmaceuticals, Inc. (a)	73,037	12,416
Trevi Therapeutics, Inc. (a)(b)	6,693	20,614
Tricida, Inc. (a)	20,997	153,488
Urovant Sciences Ltd. (a)	5,847	93,961
Verrica Pharmaceuticals, Inc. (a)(b)	9,469	86,641
Viatris, Inc. (a)	998,524	16,795,174
Vyne Therapeutics, Inc. (a)	126,593	215,208
WAVE Life Sciences (a)	18,724	165,146
Xeris Pharmaceuticals, Inc. (a)(b)	34,413	150,041
Zoetis, Inc. Class A	393,531	63,114,502
Zogenix, Inc. (a)	47,919	1,026,904
Zomedica Corp. (a)	297,831	43,930
Zynerba Pharmaceuticals, Inc. (a)(b)	23,565	109,342
		1,035,391,953

TOTAL HEALTH CARE		4,237,210,997

INDUSTRIALS - 9.4%
Aerospace & Defense - 1.6%
AAR Corp.	27,174	770,926
Aerojet Rocketdyne Holdings, Inc. (a)	61,846	2,314,896
AeroVironment, Inc. (a)	18,587	1,587,144
Air Industries Group, Inc. (a)	20,123	26,764
Astronics Corp. (a)	17,321	197,806
Astrotech Corp. (a)	513	1,000
Axon Enterprise, Inc. (a)	52,575	6,608,152
BWX Technologies, Inc.	79,013	4,494,259
CPI Aerostructures, Inc. (a)	11,576	36,927
Cubic Corp.	26,372	1,544,344
Curtiss-Wright Corp.	34,553	3,982,579
Ducommun, Inc. (a)(b)	8,332	414,267
General Dynamics Corp.	192,228	28,709,252
Harris Corp.	179,093	34,384,065
HEICO Corp.	37,276	4,606,568
HEICO Corp. Class A	58,266	6,452,960
Hexcel Corp.	69,160	3,424,803
Howmet Aerospace, Inc.	325,429	7,634,564
Huntington Ingalls Industries, Inc.	33,541	5,372,933
Innovative Solutions & Support, Inc.	6,449	43,015
Kaman Corp.	22,265	1,164,237
Kratos Defense & Security Solutions, Inc. (a)(b)	103,149	2,183,664
Lockheed Martin Corp.	203,471	74,266,915
Maxar Technologies, Inc. (b)	50,970	1,417,476
Mercury Systems, Inc. (a)	46,630	3,320,989
Moog, Inc. Class A	25,687	1,987,146
National Presto Industries, Inc.	4,207	357,805
Northrop Grumman Corp.	128,343	38,792,955
PAE, Inc. (a)	49,525	475,935
Park Aerospace Corp. (b)	15,096	192,172
Parsons Corp. (a)(b)	18,695	611,327
Raytheon Technologies Corp.	1,264,202	90,668,567
SIFCO Industries, Inc. (a)	263	999
Spirit AeroSystems Holdings, Inc. Class A	88,330	3,003,220
Teledyne Technologies, Inc. (a)	30,530	11,538,508
Textron, Inc.	188,735	8,511,949
The Boeing Co.	439,068	92,516,018
TransDigm Group, Inc.	44,867	25,986,518
Triumph Group, Inc.	44,057	580,231
Vectrus, Inc. (a)	10,672	508,734
Virgin Galactic Holdings, Inc. (a)(b)	107,210	2,852,858
VirTra, Inc. (a)	3,889	15,867
		473,561,314
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	50,308	1,546,468
Atlas Air Worldwide Holdings, Inc. (a)	21,922	1,223,467
C.H. Robinson Worldwide, Inc.	111,054	10,435,744
Echo Global Logistics, Inc. (a)	21,662	614,984
Expeditors International of Washington, Inc.	138,655	12,391,597
FedEx Corp.	199,388	57,140,613
Forward Air Corp. (b)	24,025	1,755,507
Hub Group, Inc. Class A (a)	28,258	1,543,452
Radiant Logistics, Inc. (a)	33,296	197,112
United Parcel Service, Inc. Class B	585,114	100,095,452
XPO Logistics, Inc. (a)	75,478	8,051,993
		194,996,389
Airlines - 0.3%
Alaska Air Group, Inc.	102,869	5,243,233
Allegiant Travel Co.	10,990	1,870,388
American Airlines Group, Inc. (b)	451,545	6,380,331
Delta Air Lines, Inc.	528,478	21,271,240
Hawaiian Holdings, Inc. (b)	39,989	810,177
JetBlue Airways Corp. (a)	224,226	3,383,570
Mesa Air Group, Inc. (a)	27,695	176,694
SkyWest, Inc.	42,117	1,808,083
Southwest Airlines Co.	487,941	22,611,186
Spirit Airlines, Inc. (a)	72,486	1,640,358
United Airlines Holdings, Inc. (a)	240,530	10,835,877
		76,031,137
Building Products - 0.6%
A.O. Smith Corp.	111,794	6,295,120
AAON, Inc.	34,312	2,234,741
Advanced Drain Systems, Inc.	40,409	2,818,528
Allegion PLC	76,044	8,672,058
Alpha PRO Tech Ltd. (a)(b)	10,678	134,970
American Woodmark Corp. (a)	14,176	1,240,542
Apogee Enterprises, Inc.	22,811	598,561
Armstrong Flooring, Inc. (a)	15,701	55,896
Armstrong World Industries, Inc.	39,977	3,080,628
Builders FirstSource, Inc. (a)	96,909	3,625,366
Carrier Global Corp.	673,879	25,654,574
Cornerstone Building Brands, Inc. (a)	38,939	340,327
CSW Industrials, Inc.	11,548	1,238,985
Fortune Brands Home & Security, Inc.	113,734	9,496,789
Gibraltar Industries, Inc. (a)	27,398	1,793,473
Griffon Corp.	38,041	793,155
Insteel Industries, Inc.	14,823	342,856
Jeld-Wen Holding, Inc. (a)	56,208	1,359,672
Johnson Controls International PLC	615,072	28,317,915
Lennox International, Inc.	28,694	8,258,994
Masco Corp.	215,464	11,563,953
Masonite International Corp. (a)	20,393	2,040,320
Owens Corning	89,047	6,488,855
PGT Innovations, Inc. (a)	47,448	883,482
Quanex Building Products Corp. (b)	26,992	556,035
Resideo Technologies, Inc. (a)	117,555	2,173,592
Simpson Manufacturing Co. Ltd.	35,957	3,304,448
The AZEK Co., Inc.	58,979	2,106,730
Trane Technologies PLC	198,116	28,972,484
Trex Co., Inc. (a)	95,732	7,162,668
UFP Industries, Inc.	50,877	2,729,551
		174,335,268
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	55,880	2,151,380
ACCO Brands Corp.	75,003	574,523
Acme United Corp.	2,371	78,528
ADT, Inc.	127,040	987,101
Aqua Metals, Inc. (a)(b)	44,958	58,445
ARC Document Solutions, Inc.	19,899	28,854
Brady Corp. Class A	41,612	1,838,418
BrightView Holdings, Inc. (a)	24,519	334,439
Casella Waste Systems, Inc. Class A (a)	37,837	2,277,031
CECO Environmental Corp. (a)	24,514	181,404
Charah Solutions, Inc. (a)(b)	3,727	10,585
Cimpress PLC (a)	16,224	1,454,157
Cintas Corp.	71,928	25,556,018
Clean Harbors, Inc. (a)	42,773	3,095,482
Copart, Inc. (a)	170,814	19,720,476
Covanta Holding Corp. (b)	99,639	1,235,524
Deluxe Corp.	33,799	869,986
Document Security Systems, Inc. (a)(b)	1,793	9,628
Ennis, Inc.	25,715	420,955
Fuel Tech, Inc. (a)(b)	13,852	60,949
Harsco Corp. (a)	66,617	1,129,158
Healthcare Services Group, Inc. (b)	62,836	1,487,328
Heritage-Crystal Clean, Inc. (a)	10,693	206,054
Herman Miller, Inc.	49,171	1,752,454
HNI Corp.	36,835	1,343,004
Hudson Technologies, Inc. (a)(b)	22,452	30,086
IAA Spinco, Inc. (a)	110,703	6,633,324
Industrial Services of America, Inc. (a)(c)	478	17
Interface, Inc.	44,971	375,283
KAR Auction Services, Inc.	108,219	1,953,353
Kimball International, Inc. Class B	29,762	325,299
Knoll, Inc.	38,809	530,131
Matthews International Corp. Class A	25,624	684,930
McGrath RentCorp.	21,039	1,338,922
Montrose Environmental Group, Inc. (a)(b)	10,534	288,526
MSA Safety, Inc.	30,032	4,487,982
NL Industries, Inc.	2,768	12,954
Odyssey Marine Exploration, Inc. (a)(b)	5,710	39,399
Performant Financial Corp. (a)	26,271	20,518
Perma-Fix Environmental Services, Inc. (a)	7,911	50,789
PICO Holdings, Inc. (a)	17,860	155,739
Pitney Bowes, Inc.	145,942	831,869
Quad/Graphics, Inc. (b)	27,752	86,031
Quest Resource Holding Corp. (a)	878	1,782
R.R. Donnelley & Sons Co.	58,140	81,396
Republic Services, Inc.	173,977	16,827,055
Rollins, Inc.	122,738	7,018,159
SP Plus Corp. (a)	18,688	531,487
Steelcase, Inc. Class A	74,670	907,241
Stericycle, Inc. (a)	76,149	5,363,936
Team, Inc. (a)	27,400	238,654
Tetra Tech, Inc.	44,716	5,332,383
The Brink's Co.	42,179	2,830,211
U.S. Ecology, Inc.	25,644	869,075
UniFirst Corp.	12,804	2,367,204
Viad Corp.	17,681	529,900
Virco Manufacturing Co. (a)	791	1,843
VSE Corp.	6,823	233,347
Waste Management, Inc.	321,474	38,297,198
		166,137,904
Construction & Engineering - 0.2%
AECOM (a)	132,580	6,879,576
Aegion Corp. (a)	24,609	422,044
Ameresco, Inc. Class A (a)	17,276	769,646
API Group Corp. (a)(b)(d)	115,578	1,791,459
Arcosa, Inc.	40,438	2,098,328
Argan, Inc.	11,754	540,566
Comfort Systems U.S.A., Inc.	30,653	1,544,605
Concrete Pumping Holdings, Inc. (a)	19,351	75,469
Construction Partners, Inc. Class A (a)(b)	29,498	775,797
Dycom Industries, Inc. (a)(b)	26,489	1,665,099
EMCOR Group, Inc.	45,772	3,944,631
Fluor Corp. (b)	102,946	1,777,877
Goldfield Corp. (a)	12,137	84,595
Granite Construction, Inc. (b)	40,111	987,533
Great Lakes Dredge & Dock Corp. (a)	51,618	582,767
HC2 Holdings, Inc. (a)	41,244	138,167
IES Holdings, Inc. (a)	18,413	679,071
Infrastructure and Energy Alternatives, Inc. (a)(b)	6,443	82,148
Jacobs Engineering Group, Inc.	107,842	11,629,681
Limbach Holdings, Inc. (a)	4,235	50,185
MasTec, Inc. (a)(b)	46,659	2,646,032
MYR Group, Inc. (a)	13,267	678,342
Northwest Pipe Co. (a)	7,835	225,491
NV5 Holdings, Inc. (a)	8,744	639,186
Orion Group Holdings, Inc. (a)	21,541	85,518
Primoris Services Corp.	35,775	867,544
Quanta Services, Inc.	114,234	7,806,752
Sterling Construction Co., Inc. (a)	22,707	363,085
The Peck Co. Holdings, Inc. (a)(b)	3,437	22,787
Tutor Perini Corp. (a)	34,712	469,306
Valmont Industries, Inc.	17,896	2,916,690
Willscot Mobile Mini Holdings (a)	142,042	3,055,323
		56,295,300
Electrical Equipment - 0.6%
Acuity Brands, Inc.	32,877	3,903,157
Allied Motion Technologies, Inc.	6,132	248,775
American Superconductor Corp. (a)	17,456	347,025
AMETEK, Inc.	190,015	22,522,478
Atkore International Group, Inc. (a)	39,512	1,540,178
AZZ, Inc.	22,933	1,022,582
Babcock & Wilcox Enterprises, Inc. (a)	21,533	90,439
Bloom Energy Corp. Class A (a)(b)	67,603	1,657,626
Broadwind, Inc. (a)	14,244	66,377
Capstone Turbine Corp. (a)(b)	9,999	80,492
Eaton Corp. PLC	330,895	40,074,693
Emerson Electric Co.	494,183	37,963,138
Encore Wire Corp.	18,569	959,460
Energous Corp. (a)	28,403	54,818
Energy Focus, Inc. (a)(b)	471	2,463
EnerSys	35,882	2,935,506
Envision Solar International, Inc. (a)(b)	5,197	177,997
Espey Manufacturing & Electronics Corp.	594	11,286
Flux Power Holdings, Inc. (b)	6,814	65,006
FuelCell Energy, Inc. (a)(b)	171,541	1,749,718
Generac Holdings, Inc. (a)	51,915	11,192,874
GrafTech International Ltd.	78,600	620,940
Hubbell, Inc. Class B	44,641	7,213,539
Ideal Power, Inc. (a)	1,124	10,105
LSI Industries, Inc.	22,994	179,813
nVent Electric PLC	141,740	3,260,020
Orion Energy Systems, Inc. (a)	19,801	204,346
Plug Power, Inc. (a)(b)	364,018	9,606,435
Powell Industries, Inc.	7,303	188,636
Preformed Line Products Co.	1,722	104,439
Regal Beloit Corp.	33,594	3,999,030
Rockwell Automation, Inc.	95,843	24,493,637
Sensata Technologies, Inc. PLC (a)	129,698	6,333,153
Sunrun, Inc. (a)	128,063	8,206,277
Sunworks, Inc. (a)	12,593	63,595
Thermon Group Holdings, Inc. (a)	25,757	364,204
TPI Composites, Inc. (a)(b)	26,278	1,057,164
Ultralife Corp. (a)	8,093	54,628
Vertiv Holdings Co.	190,333	3,561,130
Vicor Corp. (a)	17,675	1,448,643
		197,635,822
Industrial Conglomerates - 1.0%
3M Co.	476,726	82,344,882
Carlisle Companies, Inc.	45,210	6,547,764
General Electric Co.	7,245,707	73,761,297
Honeywell International, Inc.	580,712	118,418,791
Raven Industries, Inc.	31,979	806,510
Roper Technologies, Inc.	86,726	37,032,002
		318,911,246
Machinery - 1.9%
AGCO Corp.	50,731	4,693,125
AgEagle Aerial Systems, Inc. (a)(b)	34,343	99,251
Alamo Group, Inc.	8,550	1,160,406
Albany International Corp. Class A	25,742	1,764,099
Allison Transmission Holdings, Inc.	93,312	3,830,458
Altra Industrial Motion Corp.	50,756	2,880,911
Astec Industries, Inc.	18,245	1,058,210
Barnes Group, Inc.	39,526	1,818,591
Blue Bird Corp. (a)	12,135	199,135
Caterpillar, Inc.	447,967	77,762,592
Chart Industries, Inc. (a)	29,394	3,038,164
CIRCOR International, Inc. (a)	17,360	574,095
Colfax Corp. (a)	82,417	2,973,605
Columbus McKinnon Corp. (NY Shares)	18,621	703,688
Commercial Vehicle Group, Inc. (a)	27,036	192,226
Crane Co.	41,347	2,874,857
Cummins, Inc.	121,902	28,180,085
Deere & Co.	259,266	67,829,171
Donaldson Co., Inc.	104,032	5,538,664
Douglas Dynamics, Inc.	18,284	715,270
Dover Corp.	118,704	14,485,449
Eastern Co.	4,809	106,279
Energy Recovery, Inc. (a)(b)	31,568	336,831
Enerpac Tool Group Corp. Class A	47,483	1,063,144
EnPro Industries, Inc.	17,731	1,255,532
ESCO Technologies, Inc.	22,295	2,204,976
Evoqua Water Technologies Corp. (a)	77,245	2,015,322
ExOne Co. (a)	10,814	128,903
Federal Signal Corp.	51,884	1,609,961
Flowserve Corp. (b)	107,972	3,679,686
Fortive Corp.	278,495	19,530,854
Franklin Electric Co., Inc.	32,595	2,203,096
FreightCar America, Inc. (a)	5,722	15,163
Gates Industrial Corp. PLC (a)	36,293	467,454
Gencor Industries, Inc. (a)	8,869	106,960
Gorman-Rupp Co.	15,778	519,096
Graco, Inc.	137,621	9,322,447
Graham Corp.	8,091	127,757
Greenbrier Companies, Inc. (b)	27,544	919,143
Helios Technologies, Inc. (b)	26,316	1,295,537
Hillenbrand, Inc.	62,641	2,347,158
Hurco Companies, Inc.	5,048	150,481
Hyster-Yale Materials Handling Class A	7,232	398,049
IDEX Corp.	62,321	12,037,301
Illinois Tool Works, Inc.	237,686	50,173,138
Ingersoll Rand, Inc. (a)	307,657	13,619,975
ITT, Inc.	70,776	5,140,461
John Bean Technologies Corp.	26,530	2,933,157
Kadant, Inc.	9,961	1,274,112
Kennametal, Inc.	69,466	2,430,615
L.B. Foster Co. Class A (a)	7,972	116,072
Lincoln Electric Holdings, Inc. (b)	48,869	5,619,935
Lindsay Corp.	9,411	1,089,982
LiqTech International, Inc. (a)(b)	12,279	88,900
Lydall, Inc. (a)	14,426	395,272
Manitex International, Inc. (a)(b)	6,665	29,726
Manitowoc Co., Inc. (a)	27,304	303,347
Mayville Engineering Co., Inc. (a)	15,490	170,700
Meritor, Inc. (a)	60,056	1,585,478
Middleby Corp. (a)	46,177	6,279,610
Miller Industries, Inc.	11,494	383,785
Mueller Industries, Inc.	49,135	1,609,663
Mueller Water Products, Inc. Class A	132,910	1,577,642
Navistar International Corp. (a)	40,637	1,798,594
Nikola Corp. (a)(b)	113,100	2,308,371
NN, Inc. (a)	35,744	223,936
Nordson Corp.	44,624	9,094,817
Omega Flex, Inc. (b)	2,311	327,515
Oshkosh Corp.	56,294	4,531,667
Otis Worldwide Corp.	336,596	22,531,736
PACCAR, Inc.	286,103	24,908,127
Park-Ohio Holdings Corp.	7,009	196,883
Parker Hannifin Corp.	106,215	28,387,021
Pentair PLC	136,640	7,080,685
Proto Labs, Inc. (a)(b)	22,223	3,070,330
RBC Bearings, Inc. (a)	20,883	3,525,886
REV Group, Inc. (b)	22,121	204,398
Rexnord Corp.	100,009	3,751,338
Snap-On, Inc.	44,836	7,884,411
SPX Corp. (a)	37,734	1,933,113
SPX Flow, Inc. (a)	35,917	1,924,433
Standex International Corp.	9,754	736,037
Stanley Black & Decker, Inc.	131,975	24,324,312
Tennant Co.	16,096	1,081,007
Terex Corp.	58,560	1,815,360
The L.S. Starrett Co. Class A (a)	1,425	5,429
The Shyft Group, Inc.	26,344	683,100
Timken Co.	55,728	4,092,664
Titan International, Inc.	45,676	229,294
Toro Co.	88,504	8,028,198
TriMas Corp. (a)	40,372	1,079,144
Trinity Industries, Inc. (b)	74,955	1,712,722
Twin Disc, Inc. (a)	7,837	48,198
Wabash National Corp. (b)	45,976	812,856
Watts Water Technologies, Inc. Class A	22,861	2,678,166
Welbilt, Inc. (a)	109,642	1,036,117
Westinghouse Air Brake Co.	147,756	10,830,515
Woodward, Inc.	48,010	5,368,958
Xylem, Inc.	149,148	14,313,734
		581,593,824
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	8,729	162,621
Genco Shipping & Trading Ltd.	27,147	204,688
Kirby Corp. (a)	50,328	2,546,597
Matson, Inc.	35,772	2,079,426
		4,993,332
Professional Services - 0.6%
Acacia Research Corp. (a)	36,480	134,611
ASGN, Inc. (a)	43,621	3,410,290
Barrett Business Services, Inc.	6,051	403,662
BG Staffing, Inc.	7,360	93,840
CBIZ, Inc. (a)	47,646	1,153,986
CoreLogic, Inc.	65,213	5,054,008
CoStar Group, Inc. (a)	32,606	29,690,045
CRA International, Inc.	5,861	268,727
DLH Holdings Corp. (a)	7,991	72,878
Dun & Bradstreet Holdings, Inc. (a)(b)	112,565	3,017,868
Equifax, Inc.	100,482	16,770,446
Exponent, Inc.	42,819	3,554,405
Forrester Research, Inc. (a)	8,666	358,772
Franklin Covey Co. (a)	7,382	162,183
FTI Consulting, Inc. (a)	30,371	3,189,562
GP Strategies Corp. (a)	9,374	107,801
Heidrick & Struggles International, Inc.	15,739	410,788
Hill International, Inc. (a)	25,210	47,647
Hudson Global, Inc. (a)	411	4,126
Huron Consulting Group, Inc. (a)	19,954	879,373
ICF International, Inc.	14,331	1,037,994
IHS Markit Ltd.	308,411	30,674,558
Insperity, Inc.	29,955	2,561,153
Kelly Services, Inc. Class A (non-vtg.)	26,726	546,814
Kforce, Inc.	17,146	703,843
Korn Ferry	47,344	1,895,654
Lightbridge Corp. (a)(b)	3,133	10,120
Manpower, Inc.	47,872	4,148,109
Mastech Digital, Inc. (a)	2,724	48,487
MISTRAS Group, Inc. (a)	16,633	86,824
Nielsen Holdings PLC	294,570	4,763,197
RCM Technologies, Inc. (a)	2,921	4,644
Red Violet, Inc. (a)(b)	4,848	129,781
Rekor Systems, Inc. (a)(b)	17,464	82,779
Resources Connection, Inc.	24,303	294,309
Robert Half International, Inc.	94,338	6,054,613
TransUnion Holding Co., Inc.	157,315	14,329,823
TriNet Group, Inc. (a)	33,446	2,508,450
TrueBlue, Inc. (a)	29,010	554,091
Upwork, Inc. (a)	73,568	2,407,145
Verisk Analytics, Inc.	134,460	26,664,763
Volt Information Sciences, Inc. (a)	1,842	4,034
Willdan Group, Inc. (a)	9,152	355,830
		168,652,033
Road & Rail - 1.2%
AMERCO	7,566	3,134,064
ArcBest Corp.	21,637	906,807
Avis Budget Group, Inc. (a)(b)	43,091	1,515,510
Covenant Transport Group, Inc. Class A (a)	10,108	186,897
CSX Corp.	632,742	56,978,417
Daseke, Inc. (a)(b)	52,314	353,120
Heartland Express, Inc.	45,785	846,107
HyreCar, Inc. (a)	13,458	95,417
J.B. Hunt Transport Services, Inc.	68,780	9,304,558
Kansas City Southern	77,982	14,517,909
Knight-Swift Transportation Holdings, Inc. Class A	104,326	4,307,621
Landstar System, Inc.	31,579	4,150,112
Lyft, Inc. (a)	202,073	7,713,126
Marten Transport Ltd.	50,890	897,191
Norfolk Southern Corp.	211,070	50,027,811
Old Dominion Freight Lines, Inc.	79,519	16,170,984
P.A.M. Transportation Services, Inc. (a)	1,031	47,529
Patriot Transportation Holding, Inc.	2,215	22,283
Ryder System, Inc.	44,856	2,656,372
Saia, Inc. (a)	21,585	3,767,446
Schneider National, Inc. Class B (b)	31,997	668,737
U.S. Xpress Enterprises, Inc. (a)(b)	17,801	133,508
U.S.A. Truck, Inc. (a)	5,140	45,540
Uber Technologies, Inc. (a)	1,146,113	56,915,972
Union Pacific Corp.	561,703	114,632,348
Universal Logistics Holdings, Inc.	5,661	121,768
Werner Enterprises, Inc.	48,434	1,936,876
YRC Worldwide, Inc. (a)(b)	37,236	223,788
		352,277,818
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	202	432
Air Lease Corp. Class A	88,806	3,247,635
Alta Equipment Group, Inc. (a)	19,039	172,493
Applied Industrial Technologies, Inc.	32,810	2,573,288
Beacon Roofing Supply, Inc. (a)	45,506	1,655,963
BlueLinx Corp. (a)	7,669	200,161
BMC Stock Holdings, Inc. (a)	55,680	2,724,979
CAI International, Inc.	13,162	416,577
DXP Enterprises, Inc. (a)	12,861	270,853
EVI Industries, Inc. (a)(b)	3,026	102,400
Fastenal Co.	474,393	23,458,734
Foundation Building Materials, Inc. (a)	17,384	334,468
GATX Corp. (b)	29,531	2,355,393
General Finance Corp. (a)	10,603	86,308
GMS, Inc. (a)	35,922	1,121,844
H&E Equipment Services, Inc.	27,550	740,544
HD Supply Holdings, Inc. (a)	133,133	7,426,159
Herc Holdings, Inc. (a)	20,752	1,188,675
Houston Wire & Cable Co. (a)	5,304	13,950
Huttig Building Products, Inc. (a)	18,556	68,657
India Globalization Capital, Inc. (a)(b)	24,839	56,881
Lawson Products, Inc. (a)	7,326	346,080
MRC Global, Inc. (a)	52,909	305,814
MSC Industrial Direct Co., Inc. Class A	37,653	3,137,248
Nesco Holdings, Inc. Class A (a)	8,270	37,959
Now, Inc. (a)	98,528	549,786
Rush Enterprises, Inc. Class A	41,611	1,594,950
SiteOne Landscape Supply, Inc. (a)	36,611	5,055,979
Systemax, Inc.	12,019	369,825
Titan Machinery, Inc. (a)	15,407	281,486
Transcat, Inc. (a)	5,369	170,197
Triton International Ltd.	56,717	2,567,011
United Rentals, Inc. (a)	59,503	13,505,991
Univar, Inc. (a)	140,492	2,514,807
Veritiv Corp. (a)	10,203	189,572
W.W. Grainger, Inc.	37,179	15,551,976
Watsco, Inc.	27,183	6,180,327
WESCO International, Inc. (a)	36,571	2,385,161
Willis Lease Finance Corp. (a)	2,400	77,304
		103,037,867
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	60,817	1,967,430

TOTAL INDUSTRIALS		2,870,426,684

INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 0.8%
Acacia Communications, Inc. (a)	31,476	2,193,248
ADTRAN, Inc.	37,854	478,285
Applied Optoelectronics, Inc. (a)(b)	18,066	150,128
Arista Networks, Inc. (a)	45,299	12,262,439
Aviat Networks, Inc. (a)	3,275	118,293
BK Technologies Corp. (b)	2,781	8,482
Blonder Tongue Laboratories, Inc. (a)(b)	989	1,127
CalAmp Corp. (a)	28,739	262,100
Calix Networks, Inc. (a)	45,654	1,081,087
Cambium Networks Corp. (a)(b)	4,813	130,240
Casa Systems, Inc. (a)	27,358	145,271
Ciena Corp. (a)	127,082	5,693,274
Cisco Systems, Inc.	3,501,459	150,632,766
Clearfield, Inc. (a)	9,321	221,653
ClearOne, Inc. (a)	9,941	25,350
CommScope Holding Co., Inc. (a)	165,300	1,958,805
Communications Systems, Inc.	2,700	11,664
Comtech Telecommunications Corp.	19,207	366,085
Digi International, Inc. (a)	25,893	444,324
Dzs, Inc. (a)	11,384	146,512
EchoStar Holding Corp. Class A (a)	42,826	1,017,974
EMCORE Corp. (a)	14,873	64,623
Extreme Networks, Inc. (a)	106,526	598,676
F5 Networks, Inc. (a)	50,495	8,221,091
Harmonic, Inc. (a)	88,847	580,171
Infinera Corp. (a)	158,164	1,338,067
Inseego Corp. (a)(b)	52,370	520,034
InterDigital, Inc.	26,197	1,569,462
Juniper Networks, Inc.	273,716	5,958,797
KVH Industries, Inc. (a)	13,247	136,444
Lantronix, Inc. (a)	14,398	61,335
LRAD Corp. (a)(b)	28,410	201,143
Lumentum Holdings, Inc. (a)	62,483	5,397,282
Motorola Solutions, Inc.	140,541	24,106,998
NETGEAR, Inc. (a)	25,710	817,835
NetScout Systems, Inc. (a)	62,136	1,455,225
Network-1 Security Solutions, Inc.	6,331	18,676
Optical Cable Corp. (a)	166	448
PC-Tel, Inc.	12,410	78,059
Plantronics, Inc. (b)	31,140	850,745
Resonant, Inc. (a)(b)	33,189	73,680
Sonus Networks, Inc. (a)	95,436	654,691
Tessco Technologies, Inc.	4,410	28,136
Ubiquiti, Inc. (b)	6,379	1,582,694
ViaSat, Inc. (a)(b)	54,001	1,836,034
Viavi Solutions, Inc. (a)	192,325	2,605,042
Westell Technologies, Inc. Class A (a)	5,599	4,423
xG Technology, Inc. (a)(b)	7,158	9,520
		236,118,438
Electronic Equipment & Components - 0.8%
Airgain, Inc. (a)	6,380	84,726
Akoustis Technologies, Inc. (a)(b)	27,170	206,764
Amphenol Corp. Class A	246,523	32,247,674
Applied DNA Sciences, Inc. (a)(b)	3,677	27,651
Arlo Technologies, Inc. (a)	68,240	358,942
Arrow Electronics, Inc. (a)	63,664	5,834,806
Avnet, Inc.	82,604	2,507,031
Badger Meter, Inc. (b)	24,514	2,020,934
Bel Fuse, Inc. Class B (non-vtg.)	9,471	138,845
Belden, Inc.	38,077	1,465,203
Benchmark Electronics, Inc.	28,867	702,045
CDW Corp.	117,899	15,384,641
ClearSign Combustion Corp. (a)	18,550	47,488
Coda Octopus Group, Inc. (a)(b)	2,455	13,723
Cognex Corp.	143,329	10,769,741
Coherent, Inc. (a)	20,415	2,486,139
Corning, Inc.	629,581	23,558,921
CTS Corp.	28,554	869,755
CUI Global, Inc. (a)	7,844	11,138
Daktronics, Inc.	29,851	134,628
Digital Ally, Inc. (a)(b)	15,010	37,975
Dolby Laboratories, Inc. Class A	53,216	4,706,955
eMagin Corp. (a)	54,556	65,467
ePlus, Inc. (a)	11,605	978,418
Fabrinet (a)	30,890	2,110,096
FARO Technologies, Inc. (a)	14,264	943,136
Fitbit, Inc. (a)	194,631	1,397,451
FLIR Systems, Inc.	108,762	4,159,059
Frequency Electronics, Inc. (a)	752	7,821
Identiv, Inc. (a)	16,455	113,375
IEC Electronics Corp. (a)	4,952	49,074
II-VI, Inc. (a)	86,333	5,840,427
Insight Enterprises, Inc. (a)	29,396	2,101,226
Intellicheck, Inc. (a)	12,391	121,680
IPG Photonics Corp. (a)	29,655	6,138,882
Iteris, Inc. (a)	29,095	141,984
Itron, Inc. (a)	33,811	2,657,883
Jabil, Inc.	111,289	4,253,466
KEY Tronic Corp. (a)	5,878	45,437
Keysight Technologies, Inc. (a)	155,003	18,606,560
Kimball Electronics, Inc. (a)(b)	19,565	301,497
Knowles Corp. (a)	78,972	1,340,945
LGL Group, Inc. (a)	2,530	24,389
LGL Group, Inc. warrants 11/16/25 (a)	2,530	1,063
LightPath Technologies, Inc. Class A (a)	20,018	62,256
Littelfuse, Inc.	20,328	4,889,494
Luna Innovations, Inc. (a)	25,649	257,131
Methode Electronics, Inc. Class A	32,111	1,124,527
Micronet Enertec Technologies, Inc. (a)	116	187
MicroVision, Inc. (a)(b)	122,233	282,358
MTS Systems Corp.	15,518	543,596
Napco Security Technolgies, Inc. (a)(b)	9,178	279,929
National Instruments Corp.	108,711	4,069,053
Neonode, Inc. (a)(b)	3,908	29,896
nLIGHT, Inc. (a)	28,703	861,664
Novanta, Inc. (a)	29,462	3,534,851
OSI Systems, Inc. (a)	14,501	1,277,538
Par Technology Corp. (a)(b)	13,662	737,475
PC Connection, Inc.	8,744	399,164
Perceptron, Inc. (a)	10,275	71,617
Plexus Corp. (a)	24,883	1,859,009
Powerfleet, Inc. (a)(b)	24,962	171,739
Research Frontiers, Inc. (a)	15,712	46,036
RF Industries Ltd.	5,266	25,224
Richardson Electronics Ltd. (b)	6,989	31,870
Rogers Corp. (a)	15,677	2,303,108
Sanmina Corp. (a)	57,069	1,815,650
ScanSource, Inc. (a)	19,678	493,918
SMTC Corp. (a)	10,952	49,722
SYNNEX Corp.	34,048	5,458,235
TE Connectivity Ltd.	272,737	31,083,836
Trimble, Inc. (a)	206,995	12,392,791
TTM Technologies, Inc. (a)	79,689	1,040,738
Vishay Intertechnology, Inc.	113,273	2,192,965
Vishay Precision Group, Inc. (a)	10,203	298,438
Vontier Corp. (a)	112,191	3,721,375
Wayside Technology Group, Inc.	2,050	42,825
Wireless Telecom Group, Inc. (a)	3,302	5,283
Wrap Technologies, Inc. (a)(b)	14,891	85,623
Zebra Technologies Corp. Class A (a)	44,151	16,707,621
		253,261,803
IT Services - 5.4%
Accenture PLC Class A	526,434	131,129,445
Akamai Technologies, Inc. (a)	134,584	13,930,790
Alliance Data Systems Corp.	39,489	2,888,225
Automatic Data Processing, Inc.	355,826	61,871,025
BigCommerce Holdings, Inc. (a)(b)	9,456	762,721
Black Knight, Inc. (a)	130,053	11,915,456
Booz Allen Hamilton Holding Corp. Class A	113,871	9,882,864
Brightcove, Inc. (a)	35,457	592,132
Broadridge Financial Solutions, Inc.	95,378	14,009,121
CACI International, Inc. Class A (a)	20,749	4,923,530
Cardtronics PLC (a)(b)	29,963	727,502
Cass Information Systems, Inc.	9,620	408,177
Cognizant Technology Solutions Corp. Class A	448,428	35,035,680
Computer Task Group, Inc. (a)	7,607	52,412
Conduent, Inc. (a)	137,742	581,271
CSG Systems International, Inc.	28,266	1,226,179
CSP, Inc.	1,089	8,745
DXC Technology Co.	211,193	4,627,239
Endurance International Group Holdings, Inc. (a)	57,350	543,678
EPAM Systems, Inc. (a)	46,323	14,931,293
Euronet Worldwide, Inc. (a)	43,497	5,847,737
EVERTEC, Inc.	50,266	1,868,387
EVO Payments, Inc. Class A (a)	35,524	893,073
Exela Technologies, Inc. (a)(b)	24,050	9,396
ExlService Holdings, Inc. (a)	28,842	2,401,385
Fastly, Inc. Class A (a)(b)	61,351	5,200,724
Fidelity National Information Services, Inc.	512,766	76,099,602
Fiserv, Inc. (a)	459,995	52,982,224
FleetCor Technologies, Inc. (a)	69,527	18,439,256
Gartner, Inc. (a)	73,798	11,217,296
Genpact Ltd.	146,733	5,964,696
Global Payments, Inc.	247,668	48,342,317
GoDaddy, Inc. (a)	138,017	10,977,872
GreenSky, Inc. Class A (a)(b)	39,123	166,664
Grid Dynamics Holdings, Inc. (a)	17,364	187,358
GTT Communications, Inc. (a)(b)	22,906	103,993
Hackett Group, Inc.	21,435	301,805
i3 Verticals, Inc. Class A (a)	13,430	374,697
IBM Corp.	736,483	90,970,380
Information Services Group, Inc. (a)	18,737	56,586
Innodata, Inc. (a)	16,295	84,734
Inpixon (a)	31,695	35,181
International Money Express, Inc. (a)	23,434	368,851
Jack Henry & Associates, Inc.	63,288	10,180,508
KBR, Inc.	117,208	3,254,866
Leidos Holdings, Inc.	110,383	11,115,568
Limelight Networks, Inc. (a)(b)	100,123	443,545
Liveramp Holdings, Inc. (a)	54,934	3,214,188
ManTech International Corp. Class A	23,109	1,778,700
Marathon Patent Group, Inc. (a)(b)	27,764	174,358
MasterCard, Inc. Class A	730,968	245,978,042
Maximus, Inc.	50,528	3,628,416
ModusLink Global Solutions, Inc. (a)	9,148	8,252
MoneyGram International, Inc. (a)	47,159	319,738
MongoDB, Inc. Class A (a)	41,923	12,044,897
NIC, Inc.	57,497	1,347,442
Okta, Inc. (a)	96,202	23,573,338
Paychex, Inc.	264,923	24,677,577
PayPal Holdings, Inc. (a)	971,176	207,948,205
Paysign, Inc. (a)(b)	21,972	107,443
Perficient, Inc. (a)	28,065	1,277,799
Perspecta, Inc.	114,333	2,563,346
PFSweb, Inc. (a)	11,224	76,211
PRG-Schultz International, Inc. (a)(b)	10,780	71,795
Priority Technology Holdings, Inc. (a)(b)	1,619	7,901
Rackspace Technology, Inc. (a)(b)	29,317	526,533
Repay Holdings Corp. (a)	55,061	1,328,622
Sabre Corp.	260,596	2,931,705
Science Applications International Corp.	48,027	4,444,419
ServiceSource International, Inc. (a)	67,777	104,377
Shift4 Payments, Inc.	20,470	1,261,566
Snowflake Computing, Inc. (b)	23,252	7,576,432
Square, Inc. (a)	307,311	64,830,329
StarTek, Inc. (a)	9,134	71,428
Switch, Inc. Class A	67,783	1,070,294
Sykes Enterprises, Inc. (a)	34,525	1,299,176
The Western Union Co.	339,069	7,649,397
Ttec Holdings, Inc.	15,949	1,079,109
Tucows, Inc. (a)(b)	8,682	629,445
Twilio, Inc. Class A (a)	113,747	36,409,277
Unisys Corp. (a)	51,048	744,280
VeriSign, Inc. (a)	83,533	16,766,744
Verra Mobility Corp. (a)	115,034	1,403,415
Virtusa Corp. (a)	23,647	1,184,242
Visa, Inc. Class A (b)	1,395,060	293,450,871
WEX, Inc. (a)	36,431	6,311,306
WidePoint Corp. (a)	6,631	71,350
		1,647,878,151
Semiconductors & Semiconductor Equipment - 5.0%
ACM Research, Inc. (a)	8,205	677,897
Advanced Energy Industries, Inc. (a)	32,100	3,096,366
Advanced Micro Devices, Inc. (a)	971,586	90,027,159
AEHR Test Systems (a)	18,714	30,878
Alpha & Omega Semiconductor Ltd. (a)	15,524	385,616
Ambarella, Inc. (a)	28,636	2,237,331
Amkor Technology, Inc.	89,626	1,321,087
Amtech Systems, Inc. (a)	9,659	59,596
Analog Devices, Inc.	305,524	42,492,278
Applied Materials, Inc.	755,277	62,295,247
Atomera, Inc. (a)(b)	16,040	150,455
Axcelis Technologies, Inc. (a)	26,935	726,706
AXT, Inc. (a)	33,554	327,152
Broadcom, Inc.	332,823	133,655,060
Brooks Automation, Inc.	61,360	4,478,666
Ceva, Inc. (a)	19,243	755,865
Cirrus Logic, Inc. (a)	48,580	3,891,258
CMC Materials, Inc.	24,131	3,722,931
Cohu, Inc.	35,829	1,017,185
Cree, Inc. (a)	91,378	8,259,657
CVD Equipment Corp. (a)	7,163	33,809
CyberOptics Corp. (a)	5,738	153,549
Diodes, Inc. (a)	35,396	2,405,512
DSP Group, Inc. (a)	17,184	289,207
Enphase Energy, Inc. (a)	104,273	14,240,564
Entegris, Inc.	111,506	10,327,686
Everspin Technologies, Inc. (a)	9,792	53,464
First Solar, Inc. (a)	70,479	6,584,853
FormFactor, Inc. (a)	64,920	2,661,720
GSI Technology, Inc. (a)	11,507	76,406
Ichor Holdings Ltd. (a)	19,630	626,197
Impinj, Inc. (a)(b)	17,147	716,573
Inphi Corp. (a)	43,211	6,703,322
Intel Corp.	3,519,083	170,147,663
Intest Corp. (a)	2,847	15,374
KLA-Tencor Corp.	128,663	32,419,216
Kopin Corp. (a)	54,545	109,090
Kulicke & Soffa Industries, Inc.	52,270	1,591,622
Lam Research Corp.	120,466	54,530,140
Lattice Semiconductor Corp. (a)	112,277	4,698,792
MACOM Technology Solutions Holdings, Inc. (a)	38,389	1,715,221
Marvell Technology Group Ltd.	550,751	25,494,264
Maxim Integrated Products, Inc.	220,537	18,313,392
MaxLinear, Inc. Class A (a)	55,937	1,748,031
Microchip Technology, Inc.	208,935	28,078,775
Micron Technology, Inc. (a)	919,056	58,902,299
MKS Instruments, Inc.	45,716	6,307,894
Monolithic Power Systems, Inc.	34,965	11,187,401
MoSys, Inc. (a)	89	133
NeoPhotonics Corp. (a)	38,140	307,408
NVE Corp.	4,748	243,050
NVIDIA Corp.	510,616	273,720,813
NXP Semiconductors NV	231,040	36,601,357
ON Semiconductor Corp. (a)	339,236	9,753,035
Onto Innovation, Inc. (a)	41,613	1,839,711
PDF Solutions, Inc. (a)	26,856	592,712
Photronics, Inc. (a)	51,902	601,544
Pixelworks, Inc. (a)	27,639	82,364
Power Integrations, Inc.	49,905	3,562,718
Qorvo, Inc. (a)	94,705	14,838,379
Qualcomm, Inc.	933,627	137,401,886
QuickLogic Corp. (a)	6,639	19,054
Rambus, Inc. (a)	96,879	1,522,938
Rubicon Technology, Inc. (a)	738	6,421
Semtech Corp. (a)	54,202	3,657,009
Silicon Laboratories, Inc. (a)	36,394	4,265,741
SiTime Corp.	7,784	676,974
Skyworks Solutions, Inc.	138,014	19,483,436
SMART Global Holdings, Inc. (a)(b)	11,116	341,150
SolarEdge Technologies, Inc. (a)	41,465	11,526,441
SunPower Corp. (a)(b)	66,463	1,472,820
Synaptics, Inc.(a)	28,533	2,219,011
Teradyne, Inc.	137,060	15,123,200
Texas Instruments, Inc.	757,443	122,137,684
Ultra Clean Holdings, Inc. (a)(b)	33,620	1,063,737
Universal Display Corp.	35,505	8,132,065
Veeco Instruments, Inc. (a)	42,758	710,638
Xilinx, Inc.	202,140	29,421,477
		1,521,065,332
Software - 9.2%
2U, Inc. (a)(b)	59,554	1,924,190
8x8, Inc. (a)	86,872	1,717,459
A10 Networks, Inc. (a)	53,325	425,534
ACI Worldwide, Inc. (a)	96,671	3,149,541
Adobe, Inc. (a)	396,950	189,928,667
Agilysys, Inc. (a)(b)	16,511	616,851
Alarm.com Holdings, Inc. (a)	37,176	2,822,030
Altair Engineering, Inc. Class A (a)(b)	35,893	1,934,633
Alteryx, Inc. Class A (a)(b)	44,264	5,304,598
American Software, Inc. Class A	27,553	452,420
Anaplan, Inc. (a)	114,094	7,985,439
ANSYS, Inc. (a)	71,058	24,021,867
AppFolio, Inc. (a)	13,002	2,118,416
Appian Corp. Class A (a)(b)	31,171	4,363,940
Aspen Technology, Inc. (a)	55,953	7,522,881
Asure Software, Inc. (a)	10,107	78,228
AudioEye, Inc. (a)(b)	4,634	78,037
Autodesk, Inc. (a)	181,364	50,823,634
Avalara, Inc. (a)	69,175	11,880,806
Avaya Holdings Corp. (a)	61,605	1,146,469
Benefitfocus, Inc. (a)	24,186	348,037
Bill.Com Holdings, Inc. (a)	49,058	6,019,907
Blackbaud, Inc.	41,286	2,274,446
BlackLine, Inc. (a)	42,294	5,197,933
Bottomline Technologies, Inc. (a)	32,638	1,489,598
Box, Inc. Class A (a)	118,125	2,207,756
BSQUARE Corp. (a)	3,297	4,649
Cadence Design Systems, Inc. (a)	230,621	26,821,222
CDK Global, Inc.	99,954	4,787,797
Cerence, Inc. (a)(b)	30,705	2,786,479
Ceridian HCM Holding, Inc. (a)	107,459	10,361,197
ChannelAdvisor Corp. (a)	24,209	357,083
Citrix Systems, Inc.	102,094	12,651,488
Cleanspark, Inc. (a)(b)	11,889	129,590
Cloudera, Inc. (a)(b)	170,931	1,996,474
Cloudflare, Inc. (a)	119,696	8,986,776
CommVault Systems, Inc. (a)	39,041	1,864,598
Cornerstone OnDemand, Inc. (a)	50,733	2,239,862
Coupa Software, Inc. (a)	55,540	18,267,661
Crowdstrike Holdings, Inc. (a)	125,196	19,190,043
Datadog, Inc. Class A (a)	146,237	14,465,764
Digimarc Corp. (a)(b)	10,269	431,606
Digital Turbine, Inc. (a)	61,427	2,762,986
DocuSign, Inc. (a)	151,877	34,609,731
Domo, Inc. Class B (a)	20,942	795,587
Dropbox, Inc. Class A (a)	243,854	4,869,764
Duck Creek Technologies, Inc. (a)(b)	19,288	766,891
Dynatrace, Inc. (a)	151,105	5,745,012
Ebix, Inc. (b)	19,757	671,936
eGain Communications Corp. (a)	17,943	203,474
Elastic NV (a)	49,699	6,152,736
Envestnet, Inc. (a)	44,622	3,581,362
Everbridge, Inc. (a)(b)	28,913	3,670,216
Evolving Systems, Inc. (a)	1,466	2,419
Fair Isaac Corp. (a)	23,956	11,325,918
FireEye, Inc. (a)	187,735	2,821,657
Five9, Inc. (a)	54,532	8,463,366
Fortinet, Inc. (a)	111,218	13,705,394
GlowPoint, Inc. (a)(b)	553	5,254
GSE Systems, Inc. (a)	114	136
GTY Govtech, Inc. (a)	29,444	105,410
Guidewire Software, Inc. (a)	68,745	8,419,888
HubSpot, Inc. (a)	35,426	13,969,535
Intelligent Systems Corp. (a)(b)	5,372	210,958
Intuit, Inc.	216,599	76,247,180
Inuvo, Inc. (a)(b)	2,842	1,040
Issuer Direct Corp. (a)(b)	1,673	35,116
j2 Global, Inc. (a)(b)	37,172	3,330,983
Jamf Holding Corp. (a)(b)	23,400	741,780
Kaspien Holdings, Inc. (a)	43	551
LivePerson, Inc. (a)	51,317	2,997,939
Manhattan Associates, Inc. (a)	52,542	5,371,894
Marin Software, Inc. (a)	420	890
Medallia, Inc. (a)(b)	63,663	2,227,568
Microsoft Corp.	6,263,914	1,340,916,070
MicroStrategy, Inc. Class A (a)	6,044	2,071,702
Mimecast Ltd. (a)	48,656	2,188,547
Mitek Systems, Inc. (a)	37,010	435,978
MobileIron, Inc. (a)	79,155	557,251
Model N, Inc. (a)	24,743	852,644
Net Element International, Inc. (a)	2,799	28,662
NetSol Technologies, Inc. (a)	4,917	16,128
New Relic, Inc. (a)	43,212	2,581,053
Nortonlifelock, Inc.	487,901	8,894,435
Nuance Communications, Inc. (a)	233,243	10,059,771
Nutanix, Inc. Class A (a)	152,751	4,183,850
NXT-ID, Inc. (a)	9,811	4,122
Onespan, Inc. (a)	27,635	546,620
Oracle Corp.	1,598,962	92,292,087
Pagerduty, Inc. (a)(b)	45,917	1,580,463
Palo Alto Networks, Inc. (a)	79,788	23,451,289
Parametric Technology Corp. (a)	86,330	9,310,691
Park City Group, Inc. (a)(b)	5,806	27,230
Paycom Software, Inc. (a)	40,541	16,908,840
Paylocity Holding Corp. (a)	30,746	6,044,664
Pegasystems, Inc.	32,783	4,290,639
Phunware, Inc. (a)(b)	20,350	13,838
Ping Identity Holding Corp. (a)	29,800	670,202
Pluralsight, Inc. (a)	84,012	1,376,117
Progress Software Corp.	37,846	1,517,625
Proofpoint, Inc. (a)	47,712	4,937,715
PROS Holdings, Inc. (a)	32,741	1,404,261
Q2 Holdings, Inc. (a)	41,722	4,730,023
QAD, Inc.:
Class A	10,233	586,658
Class B	1,267	48,399
Qualys, Inc. (a)(b)	28,070	2,666,931
Qumu Corp. (a)	7,636	37,035
Rapid7, Inc. (a)	42,711	3,200,762
RealNetworks, Inc. (a)	8,452	13,185
RealPage, Inc. (a)	73,123	5,044,756
Rimini Street, Inc. (a)	12,632	55,076
RingCentral, Inc. (a)	64,756	19,235,770
Riot Blockchain, Inc. (a)	40,152	339,284
SailPoint Technologies Holding, Inc. (a)	75,161	3,499,496
Salesforce.com, Inc. (a)	753,196	185,135,577
SeaChange International, Inc. (a)	22,733	21,946
SecureWorks Corp. (a)	7,771	87,735
ServiceNow, Inc. (a)	158,764	84,867,296
SharpSpring, Inc. (a)	7,022	108,981
ShotSpotter, Inc. (a)(b)	6,245	207,147
Slack Technologies, Inc. Class A (a)(b)	358,032	15,352,412
Smartsheet, Inc. (a)	92,978	5,395,513
Smith Micro Software, Inc. (a)(b)	29,420	158,280
SolarWinds, Inc. (a)	60,663	1,387,969
Splunk, Inc. (a)	131,485	26,846,607
Sprout Social, Inc. (a)(b)	22,935	1,178,400
SPS Commerce, Inc. (a)	29,527	3,043,348
SS&C Technologies Holdings, Inc.	185,527	12,780,955
Support.com, Inc.	11,561	22,891
SurveyMonkey (a)	97,972	2,084,844
Synacor, Inc. (a)(b)	19,090	27,871
Synchronoss Technologies, Inc. (a)(b)	29,849	88,353
Synopsys, Inc. (a)	125,642	28,583,555
TeleNav, Inc. (a)	35,930	170,668
Tenable Holdings, Inc.(a)	55,387	1,994,486
Teradata Corp. (a)(b)	90,315	1,980,608
The Trade Desk, Inc. (a)	34,539	31,122,057
Tyler Technologies, Inc. (a)	33,332	14,252,763
Upland Software, Inc. (a)	20,338	930,464
Varonis Systems, Inc. (a)	26,204	3,161,251
Verb Technology Co., Inc. (a)	14,205	15,483
Verint Systems, Inc. (a)	53,864	3,068,093
Veritone, Inc. (a)(b)	17,828	474,403
Vertex, Inc. Class A (a)(b)	18,884	476,632
VirnetX Holding Corp. (b)	54,135	293,412
VMware, Inc. Class A (a)(b)	66,604	9,317,234
Workday, Inc. Class A (a)	144,030	32,376,504
Workiva, Inc. (a)	33,001	2,474,745
Xperi Holding Corp. (b)	90,831	1,733,055
Yext, Inc. (a)	78,699	1,496,068
Zendesk, Inc. (a)	95,456	12,743,376
Zix Corp. (a)	48,414	348,581
Zoom Video Communications, Inc. Class A (a)	150,742	72,108,943
Zscaler, Inc. (a)	59,759	9,307,464
Zuora, Inc. (a)	83,707	953,423
		2,819,789,439
Technology Hardware, Storage & Peripherals - 5.5%
3D Systems Corp. (a)(b)	98,623	902,400
Apple, Inc.	13,308,051	1,584,323,410
Astro-Med, Inc. (b)	3,839	38,505
Avid Technology, Inc. (a)	36,775	446,816
Boxlight Corp. (a)(b)	31,692	48,489
Dell Technologies, Inc. (a)	194,151	13,402,244
Diebold Nixdorf, Inc. (a)	66,145	626,393
Eastman Kodak Co. (a)(b)	49,492	377,624
Hewlett Packard Enterprise Co.	1,065,543	11,763,595
HP, Inc.	1,137,238	24,939,629
Immersion Corp. (a)	17,584	150,519
Intevac, Inc. (a)	20,748	124,903
NCR Corp. (a)	106,274	2,940,602
NetApp, Inc.	183,635	9,789,582
One Stop Systems, Inc. (a)	2,319	6,284
Pure Storage, Inc. Class A (a)	198,913	3,634,141
Quantum Corp. (a)	28,652	164,176
Seagate Technology LLC (b)	184,440	10,846,916
Sonim Technologies, Inc. (a)(b)	31,339	20,019
Super Micro Computer, Inc. (a)	38,511	1,086,395
Transact Technologies, Inc.	2,972	25,084
Western Digital Corp.	250,381	11,237,099
Xerox Holdings Corp.	148,907	3,259,574
		1,680,154,399

TOTAL INFORMATION TECHNOLOGY		8,158,267,562

MATERIALS - 2.8%
Chemicals - 1.8%
Advanced Emissions Solutions, Inc.	15,397	86,993
AdvanSix, Inc. (a)	21,431	380,829
AgroFresh Solutions, Inc. (a)	13,102	30,135
Air Products & Chemicals, Inc.	182,790	51,206,791
Albemarle Corp. U.S.	87,987	11,963,592
American Vanguard Corp. (b)	21,724	329,336
Amyris, Inc. (a)(b)	96,584	282,025
Ashland Global Holdings, Inc.	45,250	3,401,443
Axalta Coating Systems Ltd. (a)	173,678	4,968,928
Balchem Corp.	26,859	2,785,010
Cabot Corp.	47,172	1,953,393
Celanese Corp. Class A	97,521	12,612,391
CF Industries Holdings, Inc.	177,588	6,624,032
Chase Corp.	5,826	617,265
Core Molding Technologies, Inc. (a)	5,722	64,086
Corteva, Inc.	619,881	23,753,840
Dow, Inc.	613,399	32,516,281
DuPont de Nemours, Inc.	607,133	38,516,518
Eastman Chemical Co.	111,558	10,865,749
Ecolab, Inc.	205,434	45,637,163
Element Solutions, Inc.	183,317	2,531,608
Ferro Corp. (a)	70,612	1,010,458
Flotek Industries, Inc. (a)(b)	48,260	97,968
FMC Corp.	107,286	12,446,249
FutureFuel Corp.	19,502	233,829
GCP Applied Technologies, Inc. (a)	41,656	978,499
H.B. Fuller Co.	43,433	2,272,849
Hawkins, Inc.	7,565	379,612
Huntsman Corp.	164,112	4,065,054
Ingevity Corp. (a)	34,560	2,301,005
Innospec, Inc.	21,042	1,731,546
International Flavors & Fragrances, Inc. (b)	88,049	9,870,293
Intrepid Potash, Inc. (a)	6,779	87,720
Koppers Holdings, Inc. (a)	16,910	457,754
Kraton Performance Polymers, Inc. (a)	26,320	710,640
Kronos Worldwide, Inc. (b)	15,730	216,288
Linde PLC	434,806	111,492,955
Livent Corp. (a)(b)	122,455	1,857,642
Loop Industries, Inc. (a)(b)	15,967	133,484
LSB Industries, Inc. (a)	15,618	39,201
LyondellBasell Industries NV Class A	212,699	18,100,685
Marrone Bio Innovations, Inc. (a)(b)	23,639	28,130
Minerals Technologies, Inc.	29,307	1,778,056
NewMarket Corp.	6,117	2,261,822
Northern Technologies International Corp.	7,022	66,077
Olin Corp.	118,326	2,590,156
Orion Engineered Carbons SA	49,354	767,948
PolyOne Corp.	76,339	2,790,190
PPG Industries, Inc.	195,119	28,637,616
PQ Group Holdings, Inc. (a)	31,313	400,493
Quaker Chemical Corp. (b)	11,016	2,720,952
Rayonier Advanced Materials, Inc. (a)	48,886	316,292
RPM International, Inc.	107,380	9,450,514
Sensient Technologies Corp.	35,816	2,568,724
Sherwin-Williams Co.	67,776	50,671,371
Stepan Co.	17,802	2,067,880
The Chemours Co. LLC	136,078	3,310,778
The Mosaic Co.	287,343	6,310,052
The Scotts Miracle-Gro Co. Class A	33,700	5,923,449
Trecora Resources (a)	15,967	108,097
Tredegar Corp.	19,677	311,093
Trinseo SA (b)	32,202	1,223,354
Tronox Holdings PLC	74,072	937,011
Valhi, Inc.	1,779	27,681
Valvoline, Inc.	152,454	3,474,427
Venator Materials PLC (a)	43,428	108,136
W.R. Grace & Co.	51,380	2,811,514
Westlake Chemical Corp.	28,465	2,139,145
		553,412,097
Construction Materials - 0.1%
Eagle Materials, Inc.	34,411	3,131,057
Forterra, Inc. (a)	14,478	268,567
Martin Marietta Materials, Inc.	51,458	13,668,789
Summit Materials, Inc. (a)	95,237	1,809,503
Tecnoglass, Inc.	17,042	99,866
U.S. Concrete, Inc. (a)	13,658	484,586
United States Lime & Minerals, Inc.	1,583	175,238
Vulcan Materials Co.	109,681	15,316,952
		34,954,558
Containers & Packaging - 0.4%
Amcor PLC	1,299,944	14,728,366
Aptargroup, Inc.	53,522	6,760,899
Avery Dennison Corp.	68,909	10,290,870
Ball Corp.	270,500	25,970,705
Berry Global Group, Inc. (a)	109,277	5,791,681
Crown Holdings, Inc. (a)	111,231	10,483,522
Graphic Packaging Holding Co.	229,433	3,514,914
Greif, Inc.:
Class A	25,775	1,252,923
Class B	2,138	105,403
International Paper Co.	325,630	16,112,172
Myers Industries, Inc.	28,634	486,492
O-I Glass, Inc.	131,176	1,484,912
Packaging Corp. of America	78,414	10,193,820
Ranpak Holdings Corp. (A Shares) (a)	29,622	335,025
Sealed Air Corp.	128,432	5,787,146
Silgan Holdings, Inc.	65,303	2,207,241
Sonoco Products Co.	83,464	4,845,920
UFP Technologies, Inc. (a)	5,378	237,008
WestRock Co.	214,717	9,063,205
		129,652,224
Metals & Mining - 0.4%
Alcoa Corp. (a)	154,869	3,081,893
Allegheny Technologies, Inc. (a)	106,647	1,438,668
Ampco-Pittsburgh Corp. (a)	4,440	18,870
Arconic Rolled Products Corp. (a)	81,036	2,229,300
Carpenter Technology Corp. (b)	40,958	1,001,014
Century Aluminum Co. (a)	38,992	395,769
Cleveland-Cliffs, Inc.	331,980	3,655,100
Coeur d'Alene Mines Corp. (a)	205,013	1,453,542
Commercial Metals Co.	100,241	1,995,798
Compass Minerals International, Inc.	28,489	1,779,423
Comstock Mining, Inc. (a)	668	688
Contura Energy, Inc. (a)	13,621	100,795
Freeport-McMoRan, Inc.	1,201,781	28,109,658
Friedman Industries	589	3,658
Gold Resource Corp.	58,824	175,296
Golden Minerals Co. (a)(b)	20,934	11,547
Haynes International, Inc.	10,126	214,570
Hecla Mining Co.	442,335	2,114,361
Hycroft Mining Holding Corp. (a)	20,432	159,370
Kaiser Aluminum Corp.	12,582	981,144
Materion Corp.	17,467	1,018,326
McEwen Mining, Inc. (a)(b)	224,857	220,157
Newmont Corp.	664,930	39,111,183
Nucor Corp.	250,349	13,443,741
Olympic Steel, Inc.	8,021	119,032
Paramount Gold Nevada Corp. (a)(b)	2,346	2,534
Ramaco Resources, Inc. (a)	1,114	3,409
Reliance Steel & Aluminum Co.	52,716	6,209,945
Royal Gold, Inc.	54,388	6,008,242
Ryerson Holding Corp. (a)	10,387	111,556
Schnitzer Steel Industries, Inc. Class A	20,840	533,921
Solitario Exploration & Royalty Corp. (a)	5,340	2,617
Steel Dynamics, Inc.	165,453	5,991,053
SunCoke Energy, Inc.	66,812	300,654
Synalloy Corp. (a)	5,467	35,207
TimkenSteel Corp. (a)	26,515	124,886
U.S. Antimony Corp. (a)	7,358	3,032
U.S. Gold Corp. (a)	2,904	32,060
United States Steel Corp. (b)	185,592	2,633,550
Universal Stainless & Alloy Products, Inc. (a)	6,628	47,920
Warrior Metropolitan Coal, Inc.	43,332	754,843
Worthington Industries, Inc.	30,258	1,564,944
		127,193,276
Paper & Forest Products - 0.1%
Boise Cascade Co.	32,432	1,402,684
Clearwater Paper Corp. (a)(b)	13,991	488,426
Domtar Corp.	46,499	1,399,620
Louisiana-Pacific Corp.	92,425	3,163,708
Mercer International, Inc. (SBI)	38,096	312,006
Neenah, Inc.	14,537	705,190
P.H. Glatfelter Co.	34,819	559,890
Resolute Forest Products (a)	70,672	387,283
Schweitzer-Mauduit International, Inc.	26,713	929,078
Verso Corp.	25,649	277,266
		9,625,151

TOTAL MATERIALS		854,837,306

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust (SBI)	69,895	992,509
Agree Realty Corp.	44,798	2,952,188
Alexander & Baldwin, Inc.	62,819	983,117
Alexanders, Inc.	2,044	558,748
Alexandria Real Estate Equities, Inc.	97,218	15,917,503
Alpine Income Property Trust, Inc.	6,132	98,173
American Assets Trust, Inc.	43,528	1,248,818
American Campus Communities, Inc.	114,292	4,548,822
American Finance Trust, Inc.	89,346	659,373
American Homes 4 Rent Class A	221,104	6,350,107
American Tower Corp.	367,121	84,878,375
Americold Realty Trust	169,093	5,771,144
Apartment Investment & Management Co. Class A	152,371	4,624,460
Apple Hospitality (REIT), Inc.	174,283	2,310,993
Armada Hoffler Properties, Inc.	47,353	502,415
Ashford Hospitality Trust, Inc.	5,542	14,686
AvalonBay Communities, Inc.	116,536	19,413,732
Bluerock Residential Growth (REIT), Inc.	21,688	221,218
Boston Properties, Inc.	117,155	11,499,935
Braemar Hotels & Resorts, Inc.	25,106	102,684
Brandywine Realty Trust (SBI)	138,856	1,545,467
Brixmor Property Group, Inc.	244,256	3,729,789
BRT Realty Trust	8,482	110,775
Camden Property Trust (SBI)	80,625	7,968,169
CareTrust (REIT), Inc.	81,094	1,575,656
CatchMark Timber Trust, Inc.	40,978	392,979
Cedar Realty Trust, Inc.	11,655	92,541
Chatham Lodging Trust	35,954	395,854
CIM Commercial Trust Corp.	2,460	29,938
City Office REIT, Inc.	39,705	348,213
Clipper Realty, Inc.	10,967	69,640
Colony Capital, Inc.	405,077	1,749,933
Columbia Property Trust, Inc.	96,539	1,349,615
Community Healthcare Trust, Inc.	17,694	799,061
Condor Hospitality Trust, Inc.	1,704	5,368
CoreCivic, Inc. (b)	96,867	686,787
CorEnergy Infrastructure Trust, Inc.	10,738	63,891
CorePoint Lodging, Inc.	32,920	214,309
CoreSite Realty Corp.	35,231	4,417,615
Corporate Office Properties Trust (SBI)	94,865	2,526,255
Cousins Properties, Inc.	123,628	4,130,411
Crown Castle International Corp.	347,450	58,222,197
CubeSmart	160,904	5,234,207
CyrusOne, Inc.	96,671	6,758,270
DiamondRock Hospitality Co.	168,610	1,267,947
Digital Realty Trust, Inc.	222,750	30,015,563
Diversified Healthcare Trust (SBI)	202,309	892,183
Douglas Emmett, Inc.	136,626	4,231,307
Duke Realty Corp.	307,600	11,707,256
Easterly Government Properties, Inc.	69,052	1,495,666
EastGroup Properties, Inc.	32,782	4,469,170
Empire State Realty Trust, Inc.	114,831	1,039,221
EPR Properties	62,366	2,246,423
Equinix, Inc.	73,312	51,156,380
Equity Commonwealth	100,876	2,674,223
Equity Lifestyle Properties, Inc.	140,389	8,225,392
Equity Residential (SBI)	283,656	16,429,356
Essential Properties Realty Trust, Inc.	85,534	1,756,868
Essex Property Trust, Inc.	54,012	13,280,471
Extra Space Storage, Inc.	106,893	12,050,048
Farmland Partners, Inc.	28,215	225,156
Federal Realty Investment Trust (SBI)	57,117	4,981,745
First Industrial Realty Trust, Inc.	105,664	4,425,208
Four Corners Property Trust, Inc.	59,309	1,661,245
Franklin Street Properties Corp.	87,033	403,833
Front Yard Residential Corp. Class B	41,929	684,281
Gaming & Leisure Properties	171,697	7,132,293
Getty Realty Corp.	32,467	921,738
Gladstone Commercial Corp.	32,432	586,695
Gladstone Land Corp.	18,175	264,446
Global Medical REIT, Inc.	36,004	492,895
Global Net Lease, Inc.	72,785	1,214,782
Government Properties Income Trust	39,209	895,926
Healthcare Realty Trust, Inc.	112,804	3,327,718
Healthcare Trust of America, Inc.	181,700	4,729,651
Healthpeak Properties, Inc.	447,005	12,900,564
Hersha Hospitality Trust	32,811	265,769
Highwoods Properties, Inc. (SBI)	86,812	3,324,900
Hospitality Properties Trust (SBI)	139,136	1,650,153
Host Hotels & Resorts, Inc.	585,581	8,215,701
Hudson Pacific Properties, Inc.	127,753	3,321,578
Independence Realty Trust, Inc.	83,608	1,076,871
Industrial Logistics Properties Trust	58,715	1,275,877
Investors Real Estate Trust	11,453	794,838
Invitation Homes, Inc.	465,048	13,291,072
Iron Mountain, Inc.	237,699	6,536,723
iStar Financial, Inc.	65,907	929,289
JBG SMITH Properties	93,214	2,865,398
Kilroy Realty Corp.	86,813	5,309,483
Kimco Realty Corp.	357,263	5,158,878
Kite Realty Group Trust	73,426	1,057,334
Lamar Advertising Co. Class A	71,682	5,706,604
Lexington Corporate Properties Trust	232,314	2,371,926
Life Storage, Inc.	38,910	4,269,205
LTC Properties, Inc.	34,470	1,276,769
Mack-Cali Realty Corp.	74,837	1,022,273
Medical Properties Trust, Inc.	437,530	8,488,082
Mid-America Apartment Communities, Inc.	94,639	11,939,656
Monmouth Real Estate Investment Corp. Class A	89,125	1,321,724
National Health Investors, Inc.	37,194	2,404,964
National Retail Properties, Inc.	143,998	5,428,725
National Storage Affiliates Trust	52,326	1,778,037
NETSTREIT Corp.	9,803	185,963
New Senior Investment Group, Inc.	59,322	328,051
NexPoint Residential Trust, Inc.	19,175	849,644
Omega Healthcare Investors, Inc.	188,206	6,628,615
One Liberty Properties, Inc.	12,806	227,691
Outfront Media, Inc.	120,684	2,285,755
Paramount Group, Inc.	138,936	1,285,158
Park Hotels & Resorts, Inc.	196,517	3,207,157
Pebblebrook Hotel Trust	110,399	2,042,382
Physicians Realty Trust	174,180	3,022,023
Piedmont Office Realty Trust, Inc. Class A	108,549	1,696,621
Plymouth Industrial REIT, Inc.	18,985	249,463
Postal Realty Trust, Inc.	6,622	106,747
Potlatch Corp.	56,222	2,616,572
Power (REIT) (a)	1,747	48,008
Preferred Apartment Communities, Inc. Class A	46,527	363,376
Prologis (REIT), Inc.	611,677	61,198,284
PS Business Parks, Inc.	17,096	2,253,253
Public Storage	125,971	28,275,451
QTS Realty Trust, Inc. Class A	50,766	3,016,008
Ramco-Gershenson Properties Trust (SBI)	62,078	455,032
Rayonier, Inc.	113,846	3,207,042
Realty Income Corp.	285,897	17,145,243
Regency Centers Corp.	130,954	5,968,883
Retail Opportunity Investments Corp.	95,783	1,243,263
Retail Properties America, Inc.	181,260	1,468,206
Retail Value, Inc.	13,588	209,255
Rexford Industrial Realty, Inc.	103,349	4,952,484
RLJ Lodging Trust	139,580	1,721,021
Ryman Hospitality Properties, Inc.	45,781	2,938,682
Sabra Health Care REIT, Inc.	170,519	2,810,153
Safety Income and Growth, Inc.	12,003	817,044
Saul Centers, Inc.	10,582	330,158
SBA Communications Corp. Class A	92,663	26,610,960
Seritage Growth Properties (a)(b)	30,437	500,993
Simon Property Group, Inc.	269,128	22,221,899
SITE Centers Corp.	127,488	1,286,354
SL Green Realty Corp.	60,815	3,521,189
Sotherly Hotels, Inc.	14,233	32,736
Spirit Realty Capital, Inc.	86,209	3,175,940
Stag Industrial, Inc.	124,526	3,708,384
Store Capital Corp.	189,124	6,157,877
Summit Hotel Properties, Inc.	86,745	753,814
Sun Communities, Inc.	81,589	11,340,871
Sunstone Hotel Investors, Inc.	184,359	1,935,770
Tanger Factory Outlet Centers, Inc. (b)	76,574	723,624
Taubman Centers, Inc.	51,158	2,185,470
Terreno Realty Corp.	57,468	3,329,696
The GEO Group, Inc. (b)	101,373	957,975
The Macerich Co. (b)	88,549	885,490
UDR, Inc.	244,180	9,393,605
UMH Properties, Inc.	31,571	452,412
Uniti Group, Inc.	162,376	1,669,225
Universal Health Realty Income Trust (SBI)	10,266	620,374
Urban Edge Properties	93,878	1,218,536
Urstadt Biddle Properties, Inc. Class A	25,491	357,894
Ventas, Inc.	309,021	14,805,196
VEREIT, Inc.	892,706	6,329,286
VICI Properties, Inc.	440,977	11,152,308
Vornado Realty Trust	129,862	5,052,930
Washington Prime Group, Inc.	133,349	136,016
Washington REIT (SBI)	71,126	1,650,834
Weingarten Realty Investors (SBI)	101,932	2,131,398
Welltower, Inc.	345,671	21,770,360
Weyerhaeuser Co.	617,845	17,942,219
Wheeler REIT, Inc. (a)	1,996	5,908
Whitestone REIT Class B	36,681	275,841
WP Carey, Inc.	144,119	9,974,476
Xenia Hotels & Resorts, Inc.	96,628	1,361,489
		933,715,456
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	6,401	84,365
CBRE Group, Inc. (a)	277,009	16,936,330
CTO Realty Growth, Inc.	3,747	153,027
Cushman & Wakefield PLC (a)(b)	92,018	1,371,068
eXp World Holdings, Inc. (a)	22,261	1,187,179
Fathom Holdings, Inc. (a)	2,349	52,148
Forestar Group, Inc. (a)	15,903	309,472
FRP Holdings, Inc. (a)	5,399	247,220
Griffin Industrial Realty, Inc.	1,471	104,823
Howard Hughes Corp. (a)	37,219	2,706,938
Jones Lang LaSalle, Inc.	42,663	5,643,888
Kennedy-Wilson Holdings, Inc.	105,004	1,677,964
Marcus & Millichap, Inc. (a)	21,047	754,535
Maui Land & Pineapple, Inc. (a)	5,834	71,058
Newmark Group, Inc.	132,667	931,322
Rafael Holdings, Inc. (a)	6,598	141,329
RE/MAX Holdings, Inc.	14,649	458,514
Realogy Holdings Corp. (a)	95,834	1,179,717
Redfin Corp. (a)	82,722	3,961,557
Stratus Properties, Inc. (a)	5,247	127,764
Tejon Ranch Co. (a)	19,646	281,527
The RMR Group, Inc.	11,882	440,109
The St. Joe Co.	26,748	882,951
Transcontinental Realty Investors, Inc. (a)	4,238	110,569
Trinity Place Holdings, Inc. (a)(b)	22,659	30,816
		39,846,190

TOTAL REAL ESTATE		973,561,646

UTILITIES - 2.7%
Electric Utilities - 1.6%
Allete, Inc.	43,384	2,439,916
Alliant Energy Corp.	205,605	10,814,823
American Electric Power Co., Inc.	410,204	34,822,218
Avangrid, Inc.	46,041	2,142,748
Duke Energy Corp.	608,266	56,361,928
Edison International	313,230	19,219,793
Entergy Corp.	165,855	18,053,317
Evergy, Inc.	187,188	10,372,087
Eversource Energy	283,991	24,852,052
Exelon Corp.	805,626	33,087,060
FirstEnergy Corp.	448,720	11,918,003
Genie Energy Ltd. Class B	18,716	155,343
Hawaiian Electric Industries, Inc.	90,877	3,256,123
IDACORP, Inc.	41,863	3,791,951
MGE Energy, Inc.	30,612	2,102,126
NextEra Energy, Inc.	1,620,688	119,266,430
NRG Energy, Inc.	199,974	6,549,149
OGE Energy Corp.	165,786	5,369,809
Otter Tail Corp.	36,212	1,441,962
PG&E Corp. (a)	1,205,993	15,316,111
Pinnacle West Capital Corp.	92,830	7,598,136
PNM Resources, Inc.	65,177	3,200,842
Portland General Electric Co.	74,645	3,088,810
PPL Corp.	635,807	18,069,635
Southern Co.	873,325	52,268,501
Spark Energy, Inc. Class A, (b)	10,424	96,735
Xcel Energy, Inc.	434,855	29,291,833
		494,947,441
Gas Utilities - 0.1%
Atmos Energy Corp.	101,861	9,767,451
Chesapeake Utilities Corp.	13,156	1,368,356
National Fuel Gas Co.	76,228	3,138,307
New Jersey Resources Corp. (b)	82,096	2,711,631
Northwest Natural Holding Co.	24,401	1,169,296
ONE Gas, Inc. (b)	44,005	3,484,316
RGC Resources, Inc.	5,280	128,093
South Jersey Industries, Inc.	80,823	1,860,545
Southwest Gas Holdings, Inc.	45,639	2,932,306
Spire, Inc. (b)	44,193	2,826,584
UGI Corp.	173,401	6,152,267
		35,539,152
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	18,172	493,188
Class C (b)	69,789	2,042,724
Ormat Technologies, Inc.	37,014	2,917,073
Sunnova Energy International, Inc. (a)	38,339	1,553,113
The AES Corp.	550,071	11,243,451
Vistra Corp.	403,899	7,544,833
		25,794,382
Multi-Utilities - 0.8%
Ameren Corp.	205,136	15,955,478
Avista Corp.	57,450	2,155,524
Black Hills Corp.	52,439	3,189,864
CenterPoint Energy, Inc.	450,171	10,439,465
CMS Energy Corp.	237,172	14,595,565
Consolidated Edison, Inc.	276,989	21,120,411
Dominion Energy, Inc.	695,121	54,560,047
DTE Energy Co.	159,296	20,041,030
MDU Resources Group, Inc.	166,457	4,151,438
NiSource, Inc.	316,151	7,650,854
NorthWestern Energy Corp.	42,400	2,459,200
Public Service Enterprise Group, Inc.	418,878	24,412,210
Sempra Energy	239,406	30,519,477
Unitil Corp.	12,463	509,487
WEC Energy Group, Inc.	261,388	24,818,791
		236,578,841
Water Utilities - 0.1%
American States Water Co. (b)	31,274	2,308,647
American Water Works Co., Inc.	149,841	22,982,613
Artesian Resources Corp. Class A	6,421	237,384
Cadiz, Inc. (a)(b)	30,475	305,969
California Water Service Group	42,132	2,084,691
Essential Utilities, Inc.	183,792	8,322,102
Global Water Resources, Inc.	9,437	121,549
Middlesex Water Co.	15,773	1,080,293
Pure Cycle Corp. (a)	21,890	208,831
SJW Corp.	23,030	1,510,768
York Water Co.	11,950	538,228
		39,701,075

TOTAL UTILITIES		832,560,891

TOTAL COMMON STOCKS
(Cost $24,622,512,277)		30,463,841,891
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.1% 2/4/21 (e)
(Cost $9,998,203)	10,000,000	9,998,553
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.09% (f)	204,283,129	$204,323,985
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	545,951,920	546,006,516
TOTAL MONEY MARKET FUNDS
(Cost $750,330,501)		750,330,501
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $25,382,840,981)		31,224,170,945
NET OTHER ASSETS (LIABILITIES) - (2.1)%(h)		(641,692,808)
NET ASSETS - 100%		$30,582,478,137

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	155	Dec. 2020	$14,105,775	$2,573,857	$2,573,857
CME E-mini S&P 500 Index Contracts (United States)	532	Dec. 2020	96,377,120	8,937,172	8,937,172
CME E-mini S&P MidCap 400 Index Contracts (United States)	33	Dec. 2020	7,155,720	1,110,609	1,110,609
TOTAL FUTURES CONTRACTS					$12,621,638

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,791,459 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,998,553.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $7,965,480 of cash collateral to cover marginrequirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$247,311
Fidelity Securities Lending Cash Central Fund	3,169,076
Total	$3,416,387

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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